                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4096
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                           MFS MUNICIPAL SERIES TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

              Registrant's telephone number, including area code:
                                 (617) 954-5000
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                       Date of fiscal year end: March 31
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                  Date of reporting period: December 31, 2006
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
ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) ALABAMA MUNICIPAL BOND FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Alabama Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                         SHARES/PAR              VALUE ($)
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
MUNICIPAL BONDS - 105.0%
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AIRPORT & PORT REVENUE - 2.5%
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Alabama Docks Department Facilities Rev., MBIA, 5.5%, 2008 (c)                                 $1,000,000             $ 1,050,180
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Alabama Port Authority Docks Facility, MBIA, 5.25%, 2011 (c)                                    1,000,000               1,060,980
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                                                                                                                      $ 2,111,160
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GENERAL OBLIGATIONS - GENERAL PURPOSE - 13.6%
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Boaz, AL, School Warrants, "A", XLCA, 5%, 2025                                                 $1,000,000             $ 1,055,570
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Boaz, AL, School Warrants, "A", XLCA, 5%, 2029                                                    650,000                 683,553
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Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025                                           1,030,000               1,105,993
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Gadsden, AL, Warrants, "B", AMBAC, 5.125%, 2028                                                 1,500,000               1,609,125
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Hoover, AL, "B", 6%, 2010 (c)                                                                     500,000                 537,205
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Houston County, AL, AMBAC, 6.25%, 2009 (c)                                                        750,000                 814,425
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Jefferson County, AL, School Warrants, FSA, 5.5%, 2020                                          1,750,000               1,834,945
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Mobile County, AL, 6%, 2009 (c)                                                                 1,345,000               1,419,930
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Morgan County, AL, Warrants, AMBAC, 5%, 2028                                                    1,380,000               1,454,396
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Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                                  1,000,000               1,078,250
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                                                                                                                      $11,593,392
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GENERAL OBLIGATIONS - IMPROVEMENT - 6.2%
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Birmingham, AL, "A", 5.75%, 2017                                                               $1,000,000             $ 1,075,060
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Birmingham, AL, "B", 5.75%, 2009 (c)                                                            1,820,000               1,921,374
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Birmingham, AL, "B", 5.75%, 2019                                                                  180,000                 189,643
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Montgomery, AL, Warrants, MBIA, 5.1%, 2021                                                      1,005,000               1,054,617
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Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)                                    1,000,000               1,056,430
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                                                                                                                      $ 5,297,124
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GENERAL OBLIGATIONS - SCHOOLS - 5.7%
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Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020                                               $2,015,000             $ 2,147,547
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Phenix City, AL, AMBAC, 5.65%, 2021                                                             1,500,000               1,622,325
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Tuscaloosa, AL, Warrants, 5.7%, 2010 (c)                                                        1,000,000               1,065,990
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                                                                                                                      $ 4,835,862
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HEALTHCARE REVENUE - HOSPITALS - 14.9%
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Alabama Special Care Facilities Financing Authority (Daughters of Charity),
ETM, AMBAC, 5%, 2025 (c)                                                                       $1,500,000             $ 1,512,540
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Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev.
(Russell Hospital Corp.), "A", 5.75%, 2036                                                        500,000                 525,745
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Birmingham Medical Center, East Alabama, Special Health Care Facilities,
Eastern Health Systems, "B", 5%, 2018                                                             500,000                 505,795
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Birmingham, AL, Baptist Health Systems, "A", (Baptist Medical Center), 5.625%, 2015               300,000                 319,428
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Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev.
(Baptist Health Systems, Inc.), "A", 5%, 2030                                                     200,000                 205,172
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Health Care Authority For Baptist Health, "D", 5%, 2021                                           400,000                 419,232
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Houston County, AL, Health Care Authority, AMBAC, 6.125%, 2009 (c)                              1,000,000               1,072,730
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Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                                          950,000                 999,685
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Huntsville, AL, Health Care Authority Rev., "A", MBIA, 5%, 2023                                 1,000,000               1,021,550
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Lauderdale County & Florence, AL, Health Care Authority Rev.
(Eliza Coffee Memorial Hospital), MBIA, 5.75%, 2008 (c)                                         1,000,000               1,029,920
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Lauderdale County & Florence, AL, Health Care Authority Rev., "A",
(Coffee Health Group), MBIA, 5.75%, 2014                                                        1,000,000               1,055,780
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Marshall County, AL, Health Care Authority Rev., "A", 5.75%, 2032                               1,065,000               1,128,527
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Montgomery, AL, Medical Clinic Board Health Care Facility Rev.
(Jackson Hospital & Clinic), 5.25%, 2031                                                          500,000                 522,135
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Montgomery, AL, Medical Clinic Board Rev. (Jackson Hospital & Clinic),
AMBAC, 5.875%, 2016                                                                             1,000,000               1,013,410
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Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
"A-2", 0% to 2007, MBIA, 5% to 2014 (c)                                                         1,135,000               1,163,999
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Valley, AL, Special Care Facilities Financing Authority, "A"
(Lanier Memorial Hospital), 5.65%, 2022                                                           225,000                 226,987
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                                                                                                                      $12,722,635
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INDUSTRIAL REVENUE - METALS - 0.6%
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Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030           $  500,000             $   528,975
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INDUSTRIAL REVENUE - OTHER - 0.5%
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Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016                            $  400,000             $   429,832
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INDUSTRIAL REVENUE - PAPER - 3.7%
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Butler, AL, Industrial Development Board, Solid Waste Disposal Rev.
(Georgia Pacific Corp.), 5.75%, 2028                                                           $  200,000             $   204,582
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Camden, AL, Industrial Development Board Exempt Rev., "B" (Weyerhaeuser), 6.375%, 2024            500,000                 549,820
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Mobile, AL, Industrial Development Board Improvement Rev., "A"
(International Paper Co.), 6.35%, 2016                                                            650,000                 689,091
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Mobile, AL, Industrial Development Board Improvement Rev., "B"
(International Paper Co.), 6.45%, 2019                                                            350,000                 370,913
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Phenix City, AL, Environmental Improvement Rev., "A" (MeadWestvaco), 6.35%, 2035                  750,000                 818,783
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Selma, AL, Industrial Development Board, "A" (International Paper Co.), 6.7%, 2018                500,000                 535,750
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                                                                                                                      $ 3,168,939
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MISCELLANEOUS REVENUE - OTHER - 1.7%
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Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security
Administrative Building), ETM, 12.5%, 2010 (c)                                                 $1,290,000             $ 1,488,879
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MULTI-FAMILY HOUSING REVENUE - 2.5%
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Alabama Housing Finance Authority, Multi-Family Residential Development Rev.,
FHA, 7.25%, 2023                                                                               $1,080,000             $ 1,083,391
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Alabama Housing Finance Authority, Multi-Family Residential Development Rev., "K",
(South Bay Apartments), FNMA, 5.875%, 2021                                                        960,000               1,013,568
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Birmingham, AL, Multi-Family Housing Rev., "C" (Beaconview Apartments), 8%, 2030 (d)              395,000                  19,750
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                                                                                                                      $ 2,116,709
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SINGLE FAMILY HOUSING - STATE - 1.3%
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Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II,
"B", 5.15%, 2019                                                                               $   55,000             $    56,423
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Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home
Mortgage Bond Program I, "B-1", 5.7%, 2015                                                        375,000                 383,261
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Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home
Mortgage Bond Program II, "A-2", GNMA, 5.4%, 2022                                                 605,000                 616,350
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Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home
Mortgage Bond Program II, "B", 5.15%, 2019                                                         60,000                  61,553
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                                                                                                                      $ 1,117,587
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STATE & LOCAL AGENCIES - 9.9%
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Alabama Building Renovation Authority, AMBAC, 6%, 2014                                         $1,515,000             $ 1,630,246
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Alabama Building Renovation Finance Authority, FSA, 4.5%, 2031                                    500,000                 501,530
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Alabama Public School & College, Capital Improvement, "A", 5%, 2019                               500,000                 522,055
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Alabama Public School & College, Capital Improvement, "C", 5.75%, 2017                          1,000,000               1,060,580
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Alabama Public School & College, Capital Improvement, "C", 5.75%, 2018                          1,035,000               1,096,934
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Jefferson County, AL, Board of Education, "A", FSA, 5.8%, 2007 (c)                                865,000                 884,307
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Montgomery County, AL, Public Building Authority Rev., MBIA, 5%, 2031                             500,000                 529,735
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Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2013 (u)                                       1,000,000               1,097,740
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Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016 (u)                                       1,000,000               1,126,950
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                                                                                                                      $ 8,450,077
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TAX - OTHER - 1.2%
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Virgin Islands Public Finance Authority, "A", 5.5%, 2018                                       $1,000,000             $ 1,033,580
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TOBACCO - 0.5%
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Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                      $  445,000             $   464,518
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UNIVERSITIES - COLLEGES - 7.3%
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Alabama Board of Education Rev., Refunding & Improvement (Southern Union State
Community College), MBIA, 5%, 2022                                                             $1,000,000             $ 1,051,180
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Alabama Private Colleges & Universities, Facilities Authority Rev.
(Tuskegee University), ASSD GTY, 4.75%, 2026                                                    1,000,000               1,029,900
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Auburn University, General Fee Rev., AMBAC, 5%, 2029                                            1,000,000               1,054,350
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Mobile, AL, Spring Hill College, Educational Building Authority Rev., "A", 5.25%, 2034          1,360,000               1,456,288
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University of Alabama, General Rev., "A", MBIA, 5%, 2029                                        1,000,000               1,056,230
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University of Alabama, University Rev., General Fee, FGIC, 5%, 2021                               525,000                 555,749
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                                                                                                                      $ 6,203,697
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UTILITIES - MUNICIPAL OWNED - 16.3%
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Alabama Municipal Electric Power Authority, "A", MBIA, 5%, 2023                                $1,000,000             $ 1,061,960
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Guam Power Authority Rev., AMBAC, 5.25%, 2013 (u)                                               1,000,000               1,050,920
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Guam Power Authority Rev., AMBAC, 5%, 2018 (u)                                                  9,000,000               9,359,370
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Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031                                      875,000                 927,929
---------------------------------------------------------------------------------------------------------------------------------
Southeastern Alabama Gas District Systems Rev., "A", AMBAC, 5.5%, 2020                          1,000,000               1,070,420
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Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022                                                  400,000                 408,460
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                                                                                                                      $13,879,059
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UTILITIES - OTHER - 1.2%
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Foley, AL, Utilities Board Utilities Rev., FSA, 5%, 2025                                       $1,000,000             $ 1,063,740
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WATER & SEWER UTILITY REVENUE - 15.4%
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Alabama Drinking Water Finance Authority, Revolving Fund Loan, "A", AMBAC, 6%, 2021            $  725,000             $   777,845
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Alabama Drinking Water Finance Authority, Revolving Fund Loan, "C", AMBAC, 5.75%, 2018          1,000,000               1,073,570
---------------------------------------------------------------------------------------------------------------------------------
Alabama Water Pollution Control Authority, Revolving Fund Loan, AMBAC, 5.75%, 2019              1,000,000               1,048,290
---------------------------------------------------------------------------------------------------------------------------------
Alabama Water Pollution Control Authority, Revolving Fund Loan, "B", AMBAC, 5.5%, 2016          1,000,000               1,002,050
---------------------------------------------------------------------------------------------------------------------------------
Alabama Water Pollution Control Authority, Revolving Fund Loan, "B", AMBAC, 5.5%, 2020          1,380,000               1,382,829
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Alabaster, AL, Sewer Rev., AMBAC, 5%, 2029                                                        750,000                 789,953
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Bessemer, AL, Water Rev., Warrants, "A", AMBAC, 5.75%, 2026                                     1,000,000               1,020,200
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Birmingham, AL, Waterworks & Sewer Board Rev., "A", FGIC, 5%, 2034                              1,365,000               1,441,617
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Birmingham, AL, Waterworks & Sewer Board Rev., "B", MBIA, 5%, 2043                                525,000                 544,509
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Jasper, AL, Waterworks & Sewer Board, "A", AMBAC, 5.2%, 2020                                      750,000                 795,128
---------------------------------------------------------------------------------------------------------------------------------
Limestone County, AL, Water Authority, FGIC, 5.5%, 2009 (c)                                     2,650,000               2,761,326
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Madison, AL, Water & Wastewater Board, MBIA, 5.5%, 2019                                           385,000                 393,154
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Ozark, AL, Utilities Board Water & Sewer Rev., AMBAC, 5%, 2031                                    100,000                 105,146
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                                                                                                                      $13,135,617
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TOTAL MUNICIPAL BONDS                                                                                                 $89,641,382
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FLOATING RATE DEMAND NOTES - 0.9%
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Jefferson County, AL, Sewer Rev., Capital Improvement Warrants Rev.,
"A", 3.95%, due 1/04/07                                                                        $  100,000             $   100,000
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Jefferson County, AL, Sewer Rev., Warrants Rev., "B-4", 3.95%, due 1/04/07                        675,000                 675,000
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TOTAL FLOATING RATE DEMAND NOTES                                                                                      $   775,000
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TOTAL INVESTMENTS(k)                                                                                                  $90,416,382
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OTHER ASSETS, LESS LIABILITIES - (5.9)%                                                                                (5,060,790)
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NET ASSETS - 100.0%                                                                                                   $85,355,592
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(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of December 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $89,641,382 and 99.14% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(u) Underlying security deposited into special purpose trust by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA         Bond Market Assn.
ETM         Escrowed to Maturity
LIBOR       London Interbank Offered Rate

Insurers
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AMBAC       AMBAC Indemnity Corp.
ASST GTY    Assured Guaranty Insurance Co.
FGIC        Financial Guaranty Insurance Co.
FHA         Federal Housing Administration
FNMA        Federal National Mortgage Assn.
FSA         Financial Security Assurance Inc.
GNMA        Government National Mortgage Assn.
MBIA        MBIA Insurance Corp.
XLCA        XL Capital Insurance Co.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS ALABAMA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $79,504,393
                                                              ===========
Gross unrealized appreciation                                 $ 4,789,144
Gross unrealized depreciation                                    (377,155)
                                                              -----------
      Net unrealized appreciation (depreciation)              $ 4,411,989
                                                              ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 12/31/06

                                                                                                   UNREALIZED
                   NOTIONAL                            CASH FLOWS              CASH FLOWS         APPRECIATION
EXPIRATION          AMOUNT      COUNTERPARTY           TO RECEIVE                TO PAY          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS

12/01/07  USD      2,000,000    Merrill Lynch          7 day BMA          2.795% (fixed rate)       $ 15,530
 1/11/22  USD      1,000,000    Merrill Lynch     5.7628% (fixed rate)       3-Month LIBOR            50,937
 2/07/22  USD      1,000,000    Goldman Sachs     3.852% (fixed rate)          7 day BMA                 531
 2/15/22  USD      1,500,000    Merrill Lynch     5.197% (fixed rate)        3-Month LIBOR           (10,968)
 2/16/27  USD      1,500,000    Morgan Stanley    5.258% (fixed rate)        3-Month LIBOR            (8,424)
                                                                                                    --------
                                                                                                    $ 47,606
                                                                                                    ========

At December 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) ARKANSAS MUNICIPAL BOND FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Arkansas Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                         SHARES/PAR              VALUE ($)
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
MUNICIPAL BONDS - 103.6%
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AIRPORT AND PORT REVENUE - 0.6%
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Little Rock, AR, Airport Rev., "A", FSA, 5.25%, 2019                                           $  800,000            $    827,927
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 12.8%
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Arkansas College Savings, "A", 0%, 2017                                                        $1,840,000            $  1,196,238
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ETM, 5.5%, 2019 (c)(u)                                             2,500,000               2,663,074
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ETM, 5.75%, 2020 (c)(u)                                            6,000,000               6,405,479
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", 5.25%, 2027                               2,000,000               2,161,359
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", CIFG, 5%, 2034                            1,000,000               1,051,619
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev. (State Office Building),
"F", XLCA, 5.25%, 2025                                                                          2,000,000               2,304,579
---------------------------------------------------------------------------------------------------------------------------------
Sebastian County, AR, Community Refunding & Improvement, AMBAC, 5.6%, 2007 (c)                  1,500,000               1,522,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,304,398
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GENERAL OBLIGATIONS - IMPROVEMENT - 6.2%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2017 (c)(u)                                   $1,470,000            $  1,552,952
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico, Municipal Finance Agency, FSA, 5.5%, 2018 (c)(u)                                   6,500,000               6,866,795
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,419,747
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2012                                 $1,200,000            $    970,680
---------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2013                                  1,000,000                 773,900
---------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2014                                  1,150,000                 853,231
---------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2015                                  1,100,000                 781,968
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, School District Construction, "C", FSA, 5%, 2017                               1,000,000               1,045,650
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, School District, "A", FSA, 5.4%, 2010 (c)                                      1,000,000               1,051,330
---------------------------------------------------------------------------------------------------------------------------------
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028             1,380,000               1,468,127
---------------------------------------------------------------------------------------------------------------------------------
Pine Bluff, AR, School District Construction, MBIA, 4.75%, 2033                                 1,500,000               1,522,140
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,467,026
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 8.9%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center),
7.25%, 2010 (c)                                                                                $  500,000            $    550,820
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), "A",
MBIA, 5%, 2013                                                                                  4,200,000               4,328,520
---------------------------------------------------------------------------------------------------------------------------------
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024                    750,000                 786,360
---------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., Refunding & Improvement, "B", 5.6%, 2021                      1,500,000               1,550,295
---------------------------------------------------------------------------------------------------------------------------------
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2025                        750,000                 760,733
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical
Center), 5.8%, 2021                                                                             1,000,000               1,069,130
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Health Facilities Hospital Board Rev. (Baptist Medical Center), 6.9%, 2009       400,000                 428,676
---------------------------------------------------------------------------------------------------------------------------------
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health Facilities), 5.7%, 2022       500,000                 520,025
---------------------------------------------------------------------------------------------------------------------------------
Sebastian County, AR, Health Facilities Improvement Rev. (Sparks Regional Medical Center),
"A", 5.25%, 2021                                                                                1,000,000               1,041,630
---------------------------------------------------------------------------------------------------------------------------------
Washington County, AR, Hospital Rev. (Regional Medical Center), "A", 5%, 2035                   1,000,000               1,023,980
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,060,169
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev. (Evangelical Lutheran Project), "B",
AMBAC, 5.375%, 2009 (c)                                                                        $1,315,000            $  1,393,887
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                   $  335,000            $    364,959
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.),
"A", 7.75%, 2025                                                                               $  250,000            $    283,478
---------------------------------------------------------------------------------------------------------------------------------
Camden, AR, Environmental Improvement Rev. (International Paper Co.), "A", 5%, 2018               750,000                 767,993
---------------------------------------------------------------------------------------------------------------------------------
Pine Bluff, AR, Environmental Improvement (International Paper Co.), "A", 5.55%, 2022             250,000                 256,555
---------------------------------------------------------------------------------------------------------------------------------
Pine Bluff, AR, Environmental Refunding (International Paper Co.), "A", 6.7%, 2020                300,000                 323,511
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,631,537
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers),
"A", GNMA, 5.45%, 2037                                                                         $1,000,000            $  1,036,220
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 7.3%
---------------------------------------------------------------------------------------------------------------------------------
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev.,
FGIC, ETM, 7.4%, 2011 (c)                                                                      $4,000,000            $  4,603,680
---------------------------------------------------------------------------------------------------------------------------------
Lonoke County, AR, Residential Housing Facilities Rev., "A-2", FNMA, 7.9%, 2011                    72,824                  73,901
---------------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Public Facilities Board Rev., "A", GNMA, 5.75%, 2034                        1,835,000               1,882,453
---------------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Public Facilities Board Rev., "C", FNMA, 0%, 2014                           2,750,000               1,922,718
---------------------------------------------------------------------------------------------------------------------------------
Sherwood, AR, Residential Housing Facilities Board, Single Family Rev.,
MBIA, 7.5%, 2010 (c)                                                                            1,250,000               1,409,788
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,892,540
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 9.1%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., "1", 0%, 2011                                     $   75,000            $     52,262
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, "B",
GNMA, 5%, 2029                                                                                    195,000                 200,792
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, "B",
GNMA, 4.45%, 2034                                                                                 945,000                 944,943
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, "C",
GNMA, 5.35%, 2027                                                                               1,560,000               1,599,764
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, "E",
GNMA, 5.4%, 2034                                                                                  760,000                 787,345
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Single Family Rev., Mortgage Backed
Securities Program, "D", GNMA, 5.85%, 2024                                                        795,000                 798,395
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Mortgage Backed Securities Program, "C",
5.625%, 2035                                                                                    1,730,000               1,840,461
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Single Family Mortgage Rev., "B", GNMA,
5.125%, 2024                                                                                      445,000                 459,747
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Single Family Mortgage Rev., "B", GNMA,
4.85%, 2031                                                                                       995,000               1,008,831
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Single Family Mortgage Rev., "B", GNMA,
5.25%, 2035                                                                                     2,510,000               2,602,092
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Single Family Rev., Mortgage Backed
Securities Program, "C", 5.3%, 2023                                                               370,000                 371,724
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Single Family Rev., Mortgage Backed
Securities Program, "I", GNMA, 5.3%, 2033                                                         355,000                 361,944
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Housing Development Agency, Single Family Rev., Mortgage Program, ETM,
8.375%, 2011 (c)                                                                                1,000,000               1,192,740
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,221,040
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities,
"A", AMBAC, 5%, 2040                                                                           $2,500,000            $  2,637,750
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev.
(Agritecsorbents LLC) "B", 5%, 2018                                                               175,000                 181,267
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev.
(Madison Industrial),"B", AMBAC, 5.8%, 2020                                                       500,000                 513,115
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,332,132
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015                      $2,790,000            $  3,263,575
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                   1,000,000               1,033,060
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,296,635
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Tobacco Settlement Rev.
(Cancer Research Center Project), AMBAC, 0%, 2026                                              $2,000,000            $    845,620
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Tobacco Settlement Rev.
(Cancer Research Center Project), AMBAC, 0%, 2027                                               1,940,000                 773,866
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Tobacco Settlement Rev.
(Cancer Research Center Project), AMBAC, 0%, 2036                                               1,200,000                 308,724
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                         230,000                 240,088
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039                           290,000                 303,726
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,472,024
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "B", MBIA,
5.875%, 2010 (c)                                                                               $2,000,000            $  2,167,760
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "G", FGIC, 5%, 2022               500,000                 532,455
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "G", 5%, 2023                     750,000                 782,483
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,482,698
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 19.1%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas State University, Student Fee-ASU (Newport Campus), AMBAC, 5%, 2028                   $  700,000            $    711,991
---------------------------------------------------------------------------------------------------------------------------------
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College),
 "B", 5%, 2035                                                                                  1,000,000               1,026,000
---------------------------------------------------------------------------------------------------------------------------------
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), FGIC, 5%, 2029                     1,820,000               1,901,882
---------------------------------------------------------------------------------------------------------------------------------
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AMBAC, 4.5%, 2031                  1,190,000               1,179,385
---------------------------------------------------------------------------------------------------------------------------------
Siloam Springs, AR, Public Education Facilities, Capital Improvement Rev.
(John Brown University), AMBAC, 5.35%, 2020                                                       500,000                 527,700
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025              1,525,000               1,612,428
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2006         1,405,000               1,492,700
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2027         1,000,000               1,061,040
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2034         3,290,000               3,472,792
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027        3,155,000               3,305,904
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2032        2,500,000               2,607,575
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (Pine Bluff Campus),
"A", AMBAC, 5%, 2030                                                                            1,000,000               1,065,790
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev., (UAMS Campus), FGIC, 5%, 2028               2,000,000               2,137,760
---------------------------------------------------------------------------------------------------------------------------------
University of Central Arkansas Rev., "A", AMBAC, 5%, 2023                                       1,100,000               1,112,771
---------------------------------------------------------------------------------------------------------------------------------
University of Central Arkansas, Student Housing Rev., "C", FGIC, 5%, 2034                         250,000                 256,198
---------------------------------------------------------------------------------------------------------------------------------
University of Puerto Rico Rev., "Q", 5%, 2026                                                     385,000                 406,880
---------------------------------------------------------------------------------------------------------------------------------
University of Puerto Rico Rev., "Q", 5%, 2036                                                   1,745,000               1,830,365
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 25,709,161
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas State University, Housing Systems Rev., AMBAC, 5.15%, 2021                            $1,240,000            $  1,300,363
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026                          1,000,000               1,086,740
---------------------------------------------------------------------------------------------------------------------------------
Pope County, AR, Residential Housing, Facilities Board Rev.
(Arkansas Technical University Project), "A", 6%, 2027                                            500,000                 507,005
---------------------------------------------------------------------------------------------------------------------------------
University of Central Arkansas, Student Housing Rev., "C", FGIC, 5.25%, 2029                      500,000                 515,295
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,409,403
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project),
4.6%, 2017                                                                                     $  750,000            $    760,508
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 7.5%
---------------------------------------------------------------------------------------------------------------------------------
Benton, AR, Utilities Rev., AMBAC, 5%, 2030                                                    $  470,000            $    490,901
---------------------------------------------------------------------------------------------------------------------------------
North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2010                                     1,650,000               1,728,738
---------------------------------------------------------------------------------------------------------------------------------
North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2015                                     6,000,000               6,882,960
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024                                   1,000,000               1,057,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,160,499
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 9.3%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev., "I",
AMBAC, 5.65%, 2014                                                                             $   70,000            $     70,791
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., AMBAC, 5.65%, 2009 (c)                                      1,000,000               1,052,740
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., "C", FSA, 5.25%, 2020                                       1,315,000               1,408,247
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, "A", FSA, 5%, 2019                2,125,000               2,228,934
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, "A", FSA, 5%, 2021                2,750,000               2,871,165
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022                                 1,750,000               1,822,450
---------------------------------------------------------------------------------------------------------------------------------
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2010 (c)                                 765,000                 819,713
---------------------------------------------------------------------------------------------------------------------------------
South Sebastian County, AR, Water Refunding Rev., MBIA, 5%, 2038                                1,000,000               1,017,100
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018                               1,250,000               1,285,088
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,576,228
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $139,818,738
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants Rev., "A",
3.95%, due 1/04/07                                                                             $  100,000            $    100,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.86%, due 1/02/07                300,000                 300,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "A-4", 3.96%, due 1/02/07                                                           500,000                 500,000
---------------------------------------------------------------------------------------------------------------------------------
State of Oregon, "73G", 3.59%, due 1/03/07                                                        100,000                 100,000
---------------------------------------------------------------------------------------------------------------------------------
State of Oregon, "73H", 3.93%, due 1/03/07                                                        100,000                 100,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $  1,100,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $140,918,738
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.4)%                                                                                (5,930,926)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $134,987,812
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of December 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $139,818,738 and 99.22% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(u) Underlying security deposited into special purpose trust by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:
BMA         Bond Market Assn.
ETM         Escrowed to Maturity
LIBOR       London Interbank Offered Rate

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC       AMBAC Indemnity Corp.
ASST GTY    Asset Guaranty Insurance Co.
CIFG        CDC IXIS Financial Guaranty
FGIC        Financial Guaranty Insurance Co.
FNMA        Federal National Mortgage Assn.
FSA         Financial Security Assurance Inc.
GNMA        Government National Mortgage Assn.
MBIA        MBIA Insurance Corp.
XLCA        XL Capital Insurance Co.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS ARKANSAS MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                          $124,760,514
                                                        ============
Gross unrealized appreciation                           $  7,947,049
Gross unrealized depreciation                                (23,825)
                                                        ------------
      Net unrealized appreciation (depreciation)        $  7,923,224
                                                        ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 12/31/06

                                                                                                   UNREALIZED
                   NOTIONAL                            CASH FLOWS              CASH FLOWS         APPRECIATION
EXPIRATION          AMOUNT      COUNTERPARTY           TO RECEIVE                TO PAY          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS

12/01/07  USD      3,000,000    Merrill Lynch          7-Day BMA          2.795% (fixed rate)       $ 23,295
2/15/22   USD      1,500,000    Merrill Lynch     5.197% (fixed rate)        3-Month LIBOR          $(10,968)
                                                                                                    --------
                                                                                                    $ 12,327
                                                                                                    ========

At December 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) CALIFORNIA MUNICIPAL BOND FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS California Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                          SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 104.4%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Long Beach, CA, Harbor Rev., "A" FGIC, 5.25%, 2018                                             $ 3,500,000           $  3,686,095
---------------------------------------------------------------------------------------------------------------------------------
Palm Springs, CA, Palm Springs International Airport, 5.55%, 2028                                  530,000                545,232
---------------------------------------------------------------------------------------------------------------------------------
Port Oakland, CA, "K", FGIC, 5.75%, 2020                                                         4,000,000              4,245,080
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,476,407
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 11.4%
---------------------------------------------------------------------------------------------------------------------------------
Calabasas, CA, Certificate Participants (City Hall & Civic Center Project),
AMBAC, 4.5%, 2041                                                                              $ 3,000,000           $  2,985,210
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016 (u)                            6,600,000              7,509,612
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)                                                3,000,000              3,421,170
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, 5.25%, 2014 (u)                                                                10,810,000             11,963,535
---------------------------------------------------------------------------------------------------------------------------------
State of California, 10%, 2007                                                                   1,055,000              1,101,947
---------------------------------------------------------------------------------------------------------------------------------
State of California, 5.75%, 2017 (c)(u)                                                          2,500,000              2,671,025
---------------------------------------------------------------------------------------------------------------------------------
State of California, 5.125%, 2025                                                                2,000,000              2,120,940
---------------------------------------------------------------------------------------------------------------------------------
State of California, 5.25%, 2029                                                                 2,000,000              2,120,300
---------------------------------------------------------------------------------------------------------------------------------
State of California, AMBAC, 7.2%, 2008                                                           1,600,000              1,671,392
---------------------------------------------------------------------------------------------------------------------------------
State of California, AMBAC, 6.3%, 2010                                                           3,000,000              3,270,840
---------------------------------------------------------------------------------------------------------------------------------
State of California, AMBAC, 7%, 2010                                                             2,000,000              2,229,240
---------------------------------------------------------------------------------------------------------------------------------
State of California, Various Purposes, 4.75%, 2034                                               3,130,000              3,206,935
---------------------------------------------------------------------------------------------------------------------------------
State of California, Various Purposes, "91", 5%, 2028                                            3,000,000              3,178,410
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 47,450,556
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 19.1%
---------------------------------------------------------------------------------------------------------------------------------
Antelope Valley, CA (Union High School), "A", MBIA, 5%, 2027                                   $ 1,500,000           $  1,581,495
---------------------------------------------------------------------------------------------------------------------------------
Butte Glenn Community College District, "A", MBIA, 5%, 2026                                      1,885,000              1,988,524
---------------------------------------------------------------------------------------------------------------------------------
Campbell, CA, Union High School District, Election of 2002, "B", FGIC, 5.5%, 2033                2,270,000              2,505,013
---------------------------------------------------------------------------------------------------------------------------------
Campbell, CA, Union High School District, FSA, 5%, 2021                                          1,280,000              1,340,544
---------------------------------------------------------------------------------------------------------------------------------
Capistrano, CA, Union High School District, "A", FGIC, 5.875%, 2020                              1,185,000              1,284,244
---------------------------------------------------------------------------------------------------------------------------------
Chaffey, CA, Union High School District, "C", FSA, 5%, 2027                                      1,000,000              1,055,340
---------------------------------------------------------------------------------------------------------------------------------
Chino Valley, CA, Unified School District, Election of 2002, "D", FGIC, 0%, 2025                 3,945,000              1,645,104
---------------------------------------------------------------------------------------------------------------------------------
Chino Valley, CA, Unified School District, Election of 2002, "D", FGIC, 0%, 2026                 4,415,000              1,749,400
---------------------------------------------------------------------------------------------------------------------------------
Coast Community College District CA, Capital Appreciation, Election of 2002,
"C", FSA, 0%, 2033                                                                               5,000,000              1,263,800
---------------------------------------------------------------------------------------------------------------------------------
Colton, CA, Joint Union School District, "A", FGIC, 5.375%, 2026                                 1,200,000              1,314,204
---------------------------------------------------------------------------------------------------------------------------------
Colton, CA, Joint Union School District, Election of 2001, "C", FGIC, 0%, 2032                   1,000,000                280,340
---------------------------------------------------------------------------------------------------------------------------------
Colton, CA, Joint Union School District, Election of 2001, "C", FGIC, 0%, 2033                   3,000,000                795,930
---------------------------------------------------------------------------------------------------------------------------------
Coronad, CA, Union School District, "A", 5.7%, 2020                                              1,285,000              1,391,886
---------------------------------------------------------------------------------------------------------------------------------
Escondido, CA, Union School District, "A", FSA, 5%, 2026                                         1,000,000              1,050,010
---------------------------------------------------------------------------------------------------------------------------------
Folsom Cordova, CA, Union School District, Facilities Improvement, "A", MBIA, 0%, 2025           1,505,000                660,845
---------------------------------------------------------------------------------------------------------------------------------
Gilroy Cauni School District, Election of 2002, "N", FGIC, 5%, 2027                              1,190,000              1,271,087
---------------------------------------------------------------------------------------------------------------------------------
Glendale, CA, Union School District, "B", FSA, 5.5%, 2018                                        4,275,000              4,445,401
---------------------------------------------------------------------------------------------------------------------------------
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, "B", 0%, 2023         2,285,000              1,106,648
---------------------------------------------------------------------------------------------------------------------------------
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, "B", 0%, 2024         2,640,000              1,219,918
---------------------------------------------------------------------------------------------------------------------------------
Inglewood, CA, Union School District, "A", FGIC, 6%, 2019                                        1,695,000              1,812,345
---------------------------------------------------------------------------------------------------------------------------------
Little Lake, CA, City School District, "A", FSA, 6.125%, 2010 (c)                                1,035,000              1,132,021
---------------------------------------------------------------------------------------------------------------------------------
Live Oak, CA, School District, Santa Cruz County, Election of 2004, "A", MBIA, 5%, 2033          1,410,000              1,500,931
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Union School District, Election of 1997, "E", MBIA, 5.125%, 2012 (c)            5,000,000              5,392,350
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Union School District, FSA, 5.25%, 2020 (c)(u)                                 10,000,000             10,965,800
---------------------------------------------------------------------------------------------------------------------------------
Moreland, CA, School District, Election of 2002, "B", FGIC, 0%, 2028                             1,440,000                553,637
---------------------------------------------------------------------------------------------------------------------------------
Moreno Valley, CA, Union School District, Election of 2004, "A", FSA, 5%, 2025                   1,075,000              1,142,456
---------------------------------------------------------------------------------------------------------------------------------
Moreno Valley, CA, Union School District, Election of 2004, "A", FSA, 5%, 2026                   1,715,000              1,821,467
---------------------------------------------------------------------------------------------------------------------------------
Morgan Hill, CA, Union School District, FGIC, 5.5%, 2010 (c)                                     2,545,000              2,735,290
---------------------------------------------------------------------------------------------------------------------------------
Mount Diablo, CA, Unified School District, Election of 2002, "N", MBIA, 5%, 2028                 2,000,000              2,131,540
---------------------------------------------------------------------------------------------------------------------------------
Natomas Unified School District CA, Election of 2006, FGIC, 4.5%, 2029                           2,065,000              2,088,376
---------------------------------------------------------------------------------------------------------------------------------
Natomas Union School District, Election of 2002 "B", FGIC, 5%, 2028                              1,430,000              1,512,811
---------------------------------------------------------------------------------------------------------------------------------
Oceanside, CA, Union School District, Election of 2000, "C", MBIA, 5.25%, 2032                   1,940,000              2,060,338
---------------------------------------------------------------------------------------------------------------------------------
Palos Verdes Peninsula, CA, Capital Appreciation, "N", FSA, 0%, 2029                             4,405,000              1,610,644
---------------------------------------------------------------------------------------------------------------------------------
Perris, CA, Union School District, "A", FGIC, 0%, 2027                                           3,100,000              1,243,751
---------------------------------------------------------------------------------------------------------------------------------
San Diego, CA, Unified School District, Election of 1998, "F", FSA, 4.5%, 2026                   2,000,000              2,041,420
---------------------------------------------------------------------------------------------------------------------------------
San Gabriel, CA, Union School District, "A", FSA, 5%, 2024                                       2,000,000              2,103,080
---------------------------------------------------------------------------------------------------------------------------------
San Ysidro, CA, School District, AMBAC, 6.125%, 2021                                               960,000              1,106,774
---------------------------------------------------------------------------------------------------------------------------------
Santa Clara, CA, Union School District, FGIC, 5.5%, 2019                                         2,210,000              2,357,871
---------------------------------------------------------------------------------------------------------------------------------
Santa Maria, CA, Joint Union High School District, "A", FSA, 5.375%, 2015 (c)                    1,120,000              1,279,331
---------------------------------------------------------------------------------------------------------------------------------
Santa Maria, CA, Joint Union High School District, "A", FSA, 5.375%, 2015 (c)                    1,210,000              1,382,135
---------------------------------------------------------------------------------------------------------------------------------
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004,
"B", MBIA, 0%, 2039                                                                              1,315,000                254,663
---------------------------------------------------------------------------------------------------------------------------------
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004,
"B", MBIA, 0%, 2040                                                                              1,400,000                257,012
---------------------------------------------------------------------------------------------------------------------------------
Tehachapi, CA, Union School District, "A", FGIC, 5.625%, 2009 (c)                                1,100,000              1,166,825
---------------------------------------------------------------------------------------------------------------------------------
Walnut Valley, CA, Union School District, Election of 2000, "E", FSA, 0%, 2028                   1,535,000                590,161
---------------------------------------------------------------------------------------------------------------------------------
Washington, CA, Union School District, Election of 1999, "A", FGIC, 5.625%, 2021                 1,000,000              1,094,070
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 79,286,832
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 10.3%
---------------------------------------------------------------------------------------------------------------------------------
Abag Finance Authority Rev. (San Diego Hospital), "C", 5.375%, 2020                            $ 2,000,000           $  2,102,220
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev., Catholic Healthcare West,
"G", 5.25%, 2023                                                                                 2,000,000              2,123,220
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev., Cedars Sinai Medical Center,
5%, 2027                                                                                         1,000,000              1,043,590
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev., Health Facilities
(Adventist Health Systems), "A", 5%, 2033                                                        1,750,000              1,795,552

---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Henry Mayo Newhall
Memorial Hospital), "A", CHFC, 5%, 2018                                                          2,000,000              2,076,380
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Kaiser Permanente),
"A", 5.5%, 2032                                                                                  2,000,000              2,122,380
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev.
(Los Angeles Children's Hospital), 5.125%, 2019                                                  4,000,000              4,140,480
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., CHFC, ETM, 0%, 2007 (c)             3,645,000              3,569,986
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., CHFC, ETM, 0%, 2008 (c)             6,345,000              5,978,830
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., Health Facilities
(Memorial Health Services), "A", 6%, 2023                                                        1,500,000              1,659,795
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development, "B", 5.625%, 2042                                  4,000,000              4,269,880
---------------------------------------------------------------------------------------------------------------------------------
California Valley Health Systems, COP, 6.875%, 2023                                                470,000                472,562
---------------------------------------------------------------------------------------------------------------------------------
Central California Joint Powers Health Financing (Community Hospitals of Central
California), 5.625%, 2021                                                                        1,000,000              1,041,750
---------------------------------------------------------------------------------------------------------------------------------
Kaweah Delta Health Care District Rev., 6%, 2012 (c)                                             2,000,000              2,274,320
---------------------------------------------------------------------------------------------------------------------------------
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), 5.625%, 2029                        3,000,000              3,292,530
---------------------------------------------------------------------------------------------------------------------------------
Tahoe Forest California Hospital District, "A", 5.85%, 2009 (c)                                    795,000                851,612
---------------------------------------------------------------------------------------------------------------------------------
Tahoe Forest California Hospital District, "A", 5.85%, 2022                                        205,000                215,521
---------------------------------------------------------------------------------------------------------------------------------
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5%, 2024                             500,000                510,955
---------------------------------------------------------------------------------------------------------------------------------
Washington Township, CA, Health Care Rev., 5%, 2018                                              1,000,000              1,027,750
---------------------------------------------------------------------------------------------------------------------------------
West Contra Costa California Healthcare District, AMBAC, 5.5%, 2029                              2,000,000              2,176,340
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 42,745,653
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Paradise Valley Estates),               $ 1,000,000           $  1,050,170
5.125%, 2022
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Senior Living
Presbyterian Homes), 4.875%, 2036                                                                1,000,000              1,016,790
---------------------------------------------------------------------------------------------------------------------------------
La Verne, CA, COP (Brethren Hillcrest Homes), "B", 6.625%, 2025                                  1,000,000              1,082,270
---------------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027                460,000                477,517
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,626,747
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority (Prides Industries),
7.125%, 2009 (c)(n)                                                                            $ 1,565,000           $  1,702,876
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Browning Ferris, Inc.), "A", 5.8%, 2016                                                       $ 2,000,000           $  2,003,800
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Waste Management, Inc.), "A", 5.125%, 2031                                                      2,250,000              2,351,070
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Waste Management, Inc.), "A-2", 5.4%, 2025                                                      1,000,000              1,066,580
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,421,450
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev.
(Hovensa Refinery), 5.875%, 2022                                                               $   960,000           $  1,045,853
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034                   $ 1,000,000           $  1,017,570
---------------------------------------------------------------------------------------------------------------------------------
San Diego County, CA, COP (Burnham Institute), 6.25%, 2009 (c)                                   2,300,000              2,473,374
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,490,944
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine Apartments),
5.25%, 2025                                                                                    $ 6,000,000           $  6,122,700
---------------------------------------------------------------------------------------------------------------------------------
San Bernardino County, CA (Equity Residential/Redlands), "A", 5.2%, 2028                         3,000,000              3,057,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,179,820
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
San Francisco, CA, Union Square, MBIA, 6%, 2020                                                $ 1,000,000           $  1,099,520
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Contra Costa, CA, Transportation & Sales Tax Rev., "A", ETM, 6.875%, 2007 (c)                  $   480,000           $    482,530
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., "A", 4.95%, 2036                                       $ 1,000,000           $  1,017,580
---------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031                             20,000                 20,152
---------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA/FNMA, 5.4%, 2036                     2,500,000              2,682,850
---------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities
Program, "B4", GNMA, 6.35%, 2029                                                                    30,000                 30,040
---------------------------------------------------------------------------------------------------------------------------------
Pomona, CA, Single Family Mortgage Rev., GNMA, ETM, 7.375%, 2010 (c)                             1,020,000              1,085,770
---------------------------------------------------------------------------------------------------------------------------------
Pomona, CA, Single Family Mortgage Rev., GNMA, ETM, 7.5%, 2023 (c)                               2,000,000              2,630,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,467,092
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
California Department Veterans Affairs Rev. "A", 4.6%, 2028                                    $ 2,320,000           $  2,339,859
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, "I", 4.75%, 2031                        $ 3,000,000           $  3,024,120
---------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, "N", FGIC, 5.05%, 2026                    2,500,000              2,593,875
---------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019                             2,505,000              1,168,633
---------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                            5,020,000              1,665,084
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,451,712
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(West County Resource Recovery), "A", 5.125%, 2014                                             $ 1,000,000           $  1,015,200
---------------------------------------------------------------------------------------------------------------------------------
South Bayside Waste Management Authority, California Solid Waste System Rev.,
AMBAC, 5.75%, 2020                                                                               2,100,000              2,228,562
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,243,762
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Pasadena CA, COP, Old Pasadena Parking Facilities Project, 6.25%, 2018                         $ 2,820,000           $  3,147,458
---------------------------------------------------------------------------------------------------------------------------------
Sacramento County, CA, COP, Capital Projects, AMBAC, 5.75%, 2018                                 1,500,000              1,599,015
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,746,473
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 13.8%
---------------------------------------------------------------------------------------------------------------------------------
Banning, CA, COP, Water Systems Improvement Project, AMBAC, 8%, 2019                           $   880,000           $  1,083,720
---------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources Power Supply Rev., "C", 5.25%, 2028                     2,500,000              2,654,350
---------------------------------------------------------------------------------------------------------------------------------
California Public Works Board Lease Rev., Department of Corrections State Prison,
"A", 7.4%, 2010                                                                                  5,000,000              5,614,450
---------------------------------------------------------------------------------------------------------------------------------
California Public Works Board, Department of Justice, "D", 5.25%, 2020                           1,565,000              1,652,249
---------------------------------------------------------------------------------------------------------------------------------
Fortuna & Susanville, CA, COP, "B", 7.375%, 2017                                                   625,000                628,544
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A", FSA, 0%
to 2010, 4.55% to 2022                                                                           3,000,000              2,591,550
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"A", 5%, 2045                                                                                    5,500,000              5,707,075
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"A", FGIC, 5%, 2035                                                                              3,000,000              3,165,330
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"B", 5.5%, 2013 (c)                                                                              7,000,000              7,704,410
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"B", 5.625%, 2013 (c)                                                                            5,000,000              5,538,450
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, COP, Antelope Valley Courthouse, "A", AMBAC, 5.25%, 2010 (c)                    3,000,000              3,178,560
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027                                   3,000,000              3,211,860
---------------------------------------------------------------------------------------------------------------------------------
Pomona, CA, Public Financing Authority Rev., "P", 6.25%, 2010                                    4,020,000              4,246,688
---------------------------------------------------------------------------------------------------------------------------------
Sacramento, CA, City Financing Authority Rev., Capital Improvement, 5.5%, 2010 (c)               1,635,000              1,752,589
---------------------------------------------------------------------------------------------------------------------------------
Sacramento, CA, City Financing Authority Rev., City Hall & Redevelopment Projects,
"A", FSA, 5%, 2012 (c)                                                                           2,000,000              2,154,380
---------------------------------------------------------------------------------------------------------------------------------
Salinas, CA, COP, Capital Improvement Projects, "A", 5.7%, 2007 (c)                              2,200,000              2,277,880
---------------------------------------------------------------------------------------------------------------------------------
San Francisco, CA, City & County, COP (San Bruno Jail No 3), AMBAC, 5.25%, 2033                  3,930,000              4,098,518
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 57,260,603
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Irvine, CA, School District Special Tax Rev., Community Facilities District No. 86-1,
AMBAC, 5.8%, 2020                                                                              $ 3,500,000           $  3,630,690
---------------------------------------------------------------------------------------------------------------------------------
Santa Cruz County, CA, Redevelopment Agency Tax Allocation (Oak/Soquel Community),
5.6%, 2017                                                                                       1,455,000              1,500,367
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                    2,000,000              2,066,120
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                  1,600,000              1,670,864
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,868,041
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 7.9%
---------------------------------------------------------------------------------------------------------------------------------
Camarillo, CA, Community Development (Camarillo Corridor Project), AMBAC, 4.5%, 2037           $ 1,755,000           $  1,746,225
---------------------------------------------------------------------------------------------------------------------------------
Camarillo, CA, Community Development (Camarillo Corridor Project), AMBAC, 4.5%, 2038               985,000                980,006
---------------------------------------------------------------------------------------------------------------------------------
Duarte, CA, Redevelopment Agency Tax Allocation, Davis Addition Project Area, 6.7%, 2014           555,000                575,640
---------------------------------------------------------------------------------------------------------------------------------
Fontana, CA, Redevelopment Agency Tax Allocation, Jurupa Hills Redevelopment Project,
"A", 5.5%, 2027                                                                                  3,350,000              3,443,699
---------------------------------------------------------------------------------------------------------------------------------
Huntington Park, CA, Public Financing Rev. Wastewater Systems Project, "A", 6.2%, 2025           2,000,000              2,052,360
---------------------------------------------------------------------------------------------------------------------------------
La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community Facilities
District No. 89-1, 5.7%, 2020                                                                    1,500,000              1,537,875
---------------------------------------------------------------------------------------------------------------------------------
Manteca, CA, Redevelopment Agency, Tax Allocation (Sub Amended Merged Project),
XLCA, 4.5%, 2042                                                                                 2,500,000              2,469,175
---------------------------------------------------------------------------------------------------------------------------------
Modesto, CA, Irrigation District, COP, Refunding & Capital Improvements, "B", 5.3%, 2022         1,655,000              1,655,778
---------------------------------------------------------------------------------------------------------------------------------
Modesto, CA, Public Financing Authority (John Thurman Field Renovation), 6.125%, 2016            1,170,000              1,195,050
---------------------------------------------------------------------------------------------------------------------------------
Norco, CA, Special Tax Community Facilities (District No. 2001), "N", AMBAC, 4.75%, 2026         1,700,000              1,765,297
---------------------------------------------------------------------------------------------------------------------------------
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita),
"A", 5.55%, 2017                                                                                 1,000,000              1,019,640
---------------------------------------------------------------------------------------------------------------------------------
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.5%, 2010        715,000                754,196
---------------------------------------------------------------------------------------------------------------------------------
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.75%, 2015       775,000                820,989
---------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Jurupa Valley, Tax Allocation,
MBIA, 4.75%, 2035                                                                                3,000,000              3,099,090
---------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., XLCA, 5%, 2037            3,000,000              3,144,900
---------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Redevelopment Agency, Tax Allocation, "A", XLCA, 5%, 2037                  2,000,000              2,096,600
---------------------------------------------------------------------------------------------------------------------------------
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), "B", AMBAC, 5.3%, 2020        1,250,000              1,322,988
---------------------------------------------------------------------------------------------------------------------------------
Temecula, CA, Redevelopment Agency, Tax Allocation, "A", MBIA, 4.5%, 2038                        2,000,000              1,989,920
---------------------------------------------------------------------------------------------------------------------------------
Temecula, CA, Redevelopment Agency, Tax Allocation, "A", MBIA, 4.5%, 2036                        1,000,000                995,110
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 32,664,538
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset Backed
(Gold Country), 0%, 2033                                                                       $ 4,000,000           $    890,560
---------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County,
"A", 0%, 2041                                                                                    2,500,000              2,133,300
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                       2,000,000                136,520
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                       2,000,000                 72,100
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.25%, 2033           2,935,000              3,280,156
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.75%, 2039           2,645,000              3,029,874
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,542,510
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency, California Toll Road Rev., Capital Appreciation,
"A", 7.1%, 2010 (c)                                                                            $ 2,500,000           $  2,797,075
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Alameda Corridor Transportation Authority, California Rev., Capital Appreciation,
"A", AMBAC, 0%, 2030                                                                           $ 8,000,000           $  2,813,760
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 9.1%
---------------------------------------------------------------------------------------------------------------------------------
Cabrillo, CA, Community College District Capital Appreciation, "A", MBIA, 0%, 2028             $ 1,000,000           $    384,470
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036                1,150,000              1,189,928
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Fresno Pacific University),
"A", 6.75%, 2019                                                                                 2,000,000              2,171,100
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic),
5.6%,2017                                                                                        2,100,000              2,116,695
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Lutheran University), "C", 5%, 2029            2,500,000              2,585,725
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Pomona College), "B", 5.875%, 2009 (c)         2,000,000              2,130,240
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Santa Clara University),
"A", MBIA, 5%, 2027                                                                              1,340,000              1,397,834
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (University of La Verne), "A", 5%, 2029         1,500,000              1,549,845
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev., Pooled College & University
Projects, "B", 6.3%, 2007 (c)                                                                    1,000,000              1,026,280
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev., Pooled College & University
Projects, "B", 6.625%, 2020                                                                      1,000,000              1,097,960
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Notre Dame De Namur University, 6.625%, 2033                   1,000,000              1,097,230
---------------------------------------------------------------------------------------------------------------------------------
Chabot Las Positas, CA, Community College, Capital Appreciation, "C", AMBAC, 0%, 2036            5,000,000              1,176,200
---------------------------------------------------------------------------------------------------------------------------------
Chabot Las Positas, CA, Community College, Election of 2004, "B", AMBAC, 0%, 2024                5,000,000              2,198,500
---------------------------------------------------------------------------------------------------------------------------------
Foothill-De Anza, CA, Community College District, Election of 1999, "B", FGIC, 0%, 2025          1,500,000                669,540
---------------------------------------------------------------------------------------------------------------------------------
Long Beach, CA, Industrial Development Rev. (CSU Foundation), "A", 5.25%, 2023                   1,450,000              1,477,101
---------------------------------------------------------------------------------------------------------------------------------
San Mateo County, CA (Community College District, 2005 Election), "A", MBIA, 0%, 2026            3,000,000              1,267,770
---------------------------------------------------------------------------------------------------------------------------------
Santa Monica, CA (Community College District, 2002 Election), "C", MBIA, 0%, 2027                2,000,000                737,720
---------------------------------------------------------------------------------------------------------------------------------
University of California Rev., MBIA, 5.125%, 2016 (u)                                           11,410,000             11,636,831
---------------------------------------------------------------------------------------------------------------------------------
University of California, COP, San Diego Campus Projects, "A", 5.25%, 2032                       1,840,000              1,928,541
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 37,839,510
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., Aspire Public Schools
(Oakland Project), "A", 7.25%, 2031                                                            $   960,000           $    988,637
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
High School), 7.5%, 2011 (c)                                                                     1,000,000              1,178,710
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, COP, 5.7%, 2018                                                                 1,900,000              1,975,544
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,142,891
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev.
(Pacific Gas & Electric Co.), MBIA, 5.35%, 2016                                                $ 3,500,000           $  3,743,320
---------------------------------------------------------------------------------------------------------------------------------
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), "B", 5%, 2027                      2,500,000              2,619,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,363,220
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)                                       $ 1,420,000           $  1,524,242
---------------------------------------------------------------------------------------------------------------------------------
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)                                         1,160,000              1,245,156
---------------------------------------------------------------------------------------------------------------------------------
Hollister, CA, Joint Powers Financing Authority Rev. (Refinancing & Improvement
Project), FSA, 4.5%, 2037                                                                        2,500,000              2,487,600
---------------------------------------------------------------------------------------------------------------------------------
Northern California Power Agency Public Power Rev., 5.85%, 2010                                    880,000                928,453
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., 5.5%, 2017                                            800,000                818,832
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., 5.3%, 2018                                            250,000                251,580
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., "A", 5.125%, 2013                                   1,000,000              1,006,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,262,363
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 7.8%
---------------------------------------------------------------------------------------------------------------------------------
California Communities Development Authority, Rev. "D-2", FSA, 4.5%, 2032                      $ 2,880,000           $  2,886,595
---------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Central Valley Project Rev.,
"X", FGIC,  5%, 2029                                                                             2,000,000              2,096,740
---------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Water Systems Rev., 7%, 2012                           1,090,000              1,278,646
---------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Water Systems Rev., ETM, 7%, 2012 (c)                    405,000                477,920
---------------------------------------------------------------------------------------------------------------------------------
Castaic Lake Water Agency, California Rev., Water Systems Improvement Project,
AMBAC, 5.125%, 2009 (c)                                                                          1,725,000              1,808,749
---------------------------------------------------------------------------------------------------------------------------------
Culver City, CA, Wastewater Facilities Rev., "A", FGIC, 5.6%, 2019                               1,000,000              1,066,560
---------------------------------------------------------------------------------------------------------------------------------
El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC, 6%, 2010 (c)                   1,065,000              1,173,609
---------------------------------------------------------------------------------------------------------------------------------
Livermore Amador Valley Water Management Rev., "A", AMBAC, 5%, 2031                              4,875,000              5,068,538
---------------------------------------------------------------------------------------------------------------------------------
Modesto, CA, Wastewater Rev. "A", FSA, 4.25%, 2031                                               2,000,000              1,931,980
---------------------------------------------------------------------------------------------------------------------------------
Southern California Metropolitan Water District Rev., 5.75%, 2018 (u)                           10,000,000             11,505,000
---------------------------------------------------------------------------------------------------------------------------------
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement Project,
FGIC, 5%, 2032                                                                                   2,750,000              2,891,405
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 32,185,742
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $432,998,339
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Power Supply Rev., "C-3", 3.82%, due 1/04/07         $ 1,100,000           $  1,100,000
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Adventist Hospital), "B",
3.92%, due 1/02/07                                                                                 900,000                900,000
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev., "A", 3.92%, due 1/02/07                     200,000                200,000
---------------------------------------------------------------------------------------------------------------------------------
Orange County, CA, 3.83%, due 1/02/07                                                              100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $  2,300,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $435,298,339
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.0)%                                                                               (20,643,106)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $414,655,233
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of December 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $432,998,339 and 99.47% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,702,876, representing 0.4% of net assets.
(u) Underlying security deposited into special purpose trust by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:
BMA      Bond Market Assn.
COP      Certificate of Participation
ETM      Escrowed to Maturity

Insurers
-------------------------------------------------------------------------------------------------------------
AMBAC    AMBAC Indemnity Corp.
CHFC     California Health Facilities Construction Program
FGIC     Financial Guaranty Insurance Co.
FNMA     Federal National Mortgage Assn.
FSA      Financial Security Assurance Inc.
GNMA     Government National Mortgage Assn.
MBIA     MBIA Insurance Corp.
XLCA     XL Capital Insurance Co.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CALIFORNIA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                          $384,912,938
                                                        ============
Gross unrealized appreciation                           $ 23,372,104
Gross unrealized depreciation                               (146,703)
                                                        ------------
      Net unrealized appreciation (depreciation)        $ 23,225,401
                                                        ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS

                                                                                         UNREALIZED
                   NOTIONAL                       CASH FLOWS         CASH FLOWS         APPRECIATION
EXPIRATION          AMOUNT      COUNTERPARTY      TO RECEIVE           TO PAY          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS

12/1/07   USD      9,000,000    Merrill Lynch     7-Day BMA     2.795% (fixed rate)       $ 69,884
6/6/17    USD      2,500,000    Merrill Lynch     7-Day BMA     3.579% (fixed rate)         30,931
1/31/19   USD      3,000,000    Morgan Stanley    7-Day BMA     3.71% (fixed rate)          16,395
4/27/22   USD      3,000,000    Citigroup         7-Day BMA     3.878% (fixed rate)         (8,762)
                                                                                          --------
                                                                                          $108,448
                                                                                          ========

At December 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) FLORIDA MUNICIPAL BOND FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT


MFS Florida Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                          SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 105.8%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Greater Orlando Aviation Authority Rev., "A", FGIC, 5.25%, 2018                                 $1,000,000            $ 1,042,390
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Airport Rev., "A", FSA, 5.875%, 2018                                             1,000,000              1,077,800
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Aviation Rev., "C", MBIA, 5.25%, 2018                                       500,000                515,050
---------------------------------------------------------------------------------------------------------------------------------
Pensacola, FL, Airport Rev., "B", MBIA, 5.625%, 2014                                               500,000                515,555
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 3,150,795
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 12.4%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, ETM, MBIA, 5.75%, 2019 (c)(u)                  $2,000,000            $ 2,135,160
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami),
"A", AMBAC, 5.5%, 2018                                                                           1,400,000              1,483,804
---------------------------------------------------------------------------------------------------------------------------------
State of Florida, Department of Transportation, 5%, 2017 (u)                                     6,000,000              6,246,060
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 9,865,024
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 8.5%
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, 9.125%, 2014                                        $2,600,000            $ 3,113,500
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)                                  400,000                527,368
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Public Education, "J", 5%, 2032                                      1,000,000              1,056,960
---------------------------------------------------------------------------------------------------------------------------------
Osceola County, FL, School Board Certificate, "A", AMBAC, 5.25%, 2027                            1,950,000              2,086,110
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 6,783,938
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 18.4%
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev.
(Baptist Health Systems, Inc.), "A", 5%, 2030                                                   $  500,000            $   512,930
---------------------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Health Facilities Rev. (Health First Inc.), 5%, 2034                           500,000                517,550
---------------------------------------------------------------------------------------------------------------------------------
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital),
6.25%, 2023                                                                                        465,000                504,376
---------------------------------------------------------------------------------------------------------------------------------
Coral Gables, FL, Health Facilities Authority, Hospital Rev.
(Baptist Health South Florida), FSA, 5%, 2029                                                      535,000                564,045
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                        250,000                267,020
---------------------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL, Industrial Development Authority Rev.
(University Community Hospital), MBIA, 6.5%, 2019                                                1,000,000              1,213,200
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev.
(Munster Medical Research Foundation, Inc.), "A", 6.375%, 2031                                     500,000                534,755
---------------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL, Health Facilities Rev. ( Ascencion Health), "A", 5.25%, 2032                   1,000,000              1,057,720
---------------------------------------------------------------------------------------------------------------------------------
Lakeland, FL, Hospital Systems Rev. (Lakeland Regional Health Systems), 5.5%, 2012 (c)           1,000,000              1,102,680
---------------------------------------------------------------------------------------------------------------------------------
Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center), 5.5%, 2032                         750,000                782,798
---------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev., Refunding & Improvement, Health Systems
(Munroe Regional Health System), 5.5%, 2014                                                        500,000                522,950
---------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care Authority Rev., "A", 6.25%, 2022                                  500,000                551,685
---------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center),
"A", 5.75%, 2022                                                                                   500,000                537,055
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), "A",
6.7%, 2019                                                                                         250,000                274,123
---------------------------------------------------------------------------------------------------------------------------------
Miami Dade County, FL (Public Facilities Jackson Health Systems), "A", MBIA, 5%, 2029            1,000,000              1,056,140
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Exeter Hospital), 6%, 2024           500,000                549,185
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital Rev.
(Orlando Regional Healthcare), 5.75%, 2012 (c)                                                   1,000,000              1,108,430
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Corp. Rev., Hospital Financing
(Lifespan Obligated Group), 6.5%, 2012 (c)                                                         500,000                570,630
---------------------------------------------------------------------------------------------------------------------------------
South Dakota Health & Education Facilities Authority Rev.
(Prairie Lakes Health Care System), 5.625%, 2032                                                   500,000                523,625
---------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020             300,000                318,057
---------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center),
MBIA, 6.625%, 2013                                                                               1,000,000              1,001,380
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic),
"A", 5.375%, 2034                                                                                  500,000                528,555
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $14,598,889
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (First Mortgage Seashore Gardens),
5.375%, 2036                                                                                    $  300,000            $   300,465
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Towers),
5.7%, 2026                                                                                         250,000                254,615
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   555,080
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Florida Department of Childrens & Family Services, Civil Commitment Center,
MBIA, 5%, 2026                                                                                  $1,000,000            $ 1,066,650
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities),
8.875%, 2021                                                                                       300,000                333,132
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 1,399,782
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), "A-7",
6.625%, 2033                                                                                    $  500,000            $   560,125
---------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project) "B", 6.7%, 2030                 200,000                218,508
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   778,633
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Waste Management, Inc.), "B", 5%, 2027                                                         $  500,000            $   517,575
---------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Republic Services, Inc.),
5.625%, 2026                                                                                       300,000                329,001
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   846,576
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO. (Custodial Receipts), "CR-2", 7.875%, 2032 (n)            $  160,000            $   177,960
---------------------------------------------------------------------------------------------------------------------------------
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025                                        140,000                145,755
---------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026                500,000                521,245
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   844,960
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
(Mead Westvaco Escanaba), "A", 6.25%, 2012 (c)                                                  $  500,000            $   558,835
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Industrial Development Rev. (South Florida Fair Project),
MBIA, 5.5%, 2020                                                                                $1,000,000            $ 1,052,200
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building Rev. (Seville Project), "A", 5.1%, 2025              $  200,000            $   206,866
---------------------------------------------------------------------------------------------------------------------------------
Tamarac, FL, Capital Improvement Rev., MBIA, 5%, 2030                                              500,000                526,735
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   733,601
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev.
(Andrews Place II Apartments), FSA, 5%, 2035                                                    $  500,000            $   513,445
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp., Housing Rev. (Augustine Club Apartments), "D-1",
MBIA, 5.5%, 2020                                                                                   500,000                526,535
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp., Housing Rev. (Crossing at University Apartments),
"Q-1", AMBAC, 5.1%, 2018                                                                         1,050,000              1,071,924
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Housing Finance Authority Rev. (Westlake Apartments Project,
Phase II), FSA, 4.3%, 2012                                                                         120,000                122,590
---------------------------------------------------------------------------------------------------------------------------------
Tampa, FL, Housing Finance Authority, Multi-Family Rev. (Meridian River Development
Corp.), 4.75%, 2026                                                                                200,000                204,448
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 2,438,942
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Sales Tax Rev., AMBAC, 5%, 2022                                            $  500,000            $   530,435
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Special Obligations, Capital Appreciation, "A", MBIA, 0%, 2032            2,000,000                557,680
---------------------------------------------------------------------------------------------------------------------------------
Pasco County, FL, Sales Tax Rev. (Half Central), AMBAC, 5%, 2023                                 1,000,000              1,059,810
---------------------------------------------------------------------------------------------------------------------------------
Volusia County, FL, Tourist Development Tax Rev., FSA, 5%, 2034                                    815,000                861,268
---------------------------------------------------------------------------------------------------------------------------------
Wyandotte County-Kansas City, KS, Unified Government Rev.
(Sales Tax Second Lien Area B), 5%, 2020                                                           250,000                259,790
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 3,268,983
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Housing Finance Authority Rev. "B", GNMA, 6.5%, 2022                        $   34,000            $    34,879
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), "A-1",
GNMA, 7.2%, 2033                                                                                    30,000                 30,254
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), "A-4",
GNMA, 7%, 2031                                                                                      55,000                 55,116
---------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated),
Series 3, GNMA, 5.3%, 2028                                                                          65,000                 65,137
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership Mortgage),
"A-1", GNMA, 5.2%, 2031                                                                            450,000                456,795
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Housing Finance Authority Rev., "B", GNMA, 5.5%, 2022                       170,000                170,485
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev. (Multi-County Program),
"A-1", GNMA, 5.5%, 2035                                                                            595,000                622,055
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev. (Multi-County Program),
"B-1", GNMA, 6.2%, 2031                                                                            270,000                271,647
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev., "A-1", GNMA, 4.85%, 2037                    1,000,000              1,014,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 2,721,118
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), "1", GNMA, 4.8%, 2031                  $1,000,000            $ 1,011,120
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), "4", FSA, 5.85%, 2031                     160,000                161,246
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 1,172,366
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                                   $  200,000            $   207,444
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Florida Municipal Loan Council Rev., "C", MBIA, 5.25%, 2022                                     $1,000,000            $ 1,077,130
---------------------------------------------------------------------------------------------------------------------------------
St. Augustine, FL, Capital Improvement Rev., AMBAC, 5%, 2029                                     1,000,000              1,061,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 2,138,980
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Tourist Development Tax Rev., Subordinated, AMBAC, 5.25%, 2027               $1,500,000            $ 1,591,425
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                     130,000                137,524
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 1,728,949
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Amelia Walk Community Development District, FL, Special Assessment, "B", 5.2%, 2014             $  200,000            $  201,792
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Special Assessment
(Master Infrastructure Projects), "B", 5.1%, 2014                                                  200,000                200,578
---------------------------------------------------------------------------------------------------------------------------------
Ave Maria Stewardship Community, FL, "A", 5.125%, 2038                                             200,000                198,404
---------------------------------------------------------------------------------------------------------------------------------
Concord Station Community Development District, FL, Special Assessment, 5%, 2015                   185,000                186,867
---------------------------------------------------------------------------------------------------------------------------------
Concorde Estates Community Development District, FL, Special Assessment, "B", 5%, 2011             205,000                206,298
---------------------------------------------------------------------------------------------------------------------------------
Durbin Crossing Community Development District, FL, Special Assessment,
"B-1", 4.875%, 2010                                                                                250,000                249,733
---------------------------------------------------------------------------------------------------------------------------------
Fishawk Community Development District II, FL, Tax Allocation, "B", 5%, 2007                        10,000                 10,012
---------------------------------------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, FL, Special Assessment, "B", 6.25%, 2009                   100,000                101,042
---------------------------------------------------------------------------------------------------------------------------------
Heritage Harbour South Community Development District, FL, Special Assessment,
"B", 5.4%, 2008                                                                                      5,000                  5,020
---------------------------------------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, Special Assessment, "B", 5.125%, 2009               140,000                139,993
---------------------------------------------------------------------------------------------------------------------------------
Lakes by the Bay South Community Development District, FL, Rev., "B", 5.3%, 2009                   155,000                155,122
---------------------------------------------------------------------------------------------------------------------------------
Middle Village Community Development District, FL, Special Assessment, "A", 5.8%, 2022              95,000                 98,728
---------------------------------------------------------------------------------------------------------------------------------
Middle Village Community Development District, FL, Special Assessment, "B", 5%, 2009                60,000                 60,083
---------------------------------------------------------------------------------------------------------------------------------
New Port Tampa Bay Community Development District, FL, Special Assessment, "B", 5.3%, 2012         200,000                202,092
---------------------------------------------------------------------------------------------------------------------------------
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club),
"B-2", 5.125%, 2015                                                                                250,000                253,320
---------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens),
"B", 5.375%, 2014                                                                                  130,000                131,764
---------------------------------------------------------------------------------------------------------------------------------
Palm Glades Community Development District, FL, Special Assessment, "A", 5.3%, 2036                200,000                202,870
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace II, Community Development District Rev., FL, Special Assessment,
"B", 5%, 2010                                                                                      195,000                194,932
---------------------------------------------------------------------------------------------------------------------------------
Parkway Center, Community Development District, FL, Special Assessment,"B", 5.625%, 2014           100,000                102,297
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Community Development District, FL, Special Assessment, "B", 6.25%, 2008               100,000                100,804
---------------------------------------------------------------------------------------------------------------------------------
Rolling Hills Community Development District, FL, "B", 5.125%, 2013                                200,000                199,656
---------------------------------------------------------------------------------------------------------------------------------
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010                   135,000                136,308
---------------------------------------------------------------------------------------------------------------------------------
Tuscany Reserve Community Development District, FL, Special Assessment, "B", 5.25%, 2016           250,000                256,713
---------------------------------------------------------------------------------------------------------------------------------
Villa Portofino West Community Development District, FL, Special Assessment,
"A", 5.35%, 2036                                                                                   200,000                202,862
---------------------------------------------------------------------------------------------------------------------------------
Watergrass Community Development District, FL, Special Assessment, "B", 4.875%, 2010               185,000                184,547
---------------------------------------------------------------------------------------------------------------------------------
Wentworth Estates Community Development District, FL, Special Assessment,
"B", 5.125%, 2012                                                                                  200,000                200,234
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 4,182,071
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority Rev., "2001B", 5.875%, 2039                              $  250,000            $   268,608
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2030                                250,000                291,008
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   559,616
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Transportation Facilities Rev., "A", AMBAC, 5%, 2027                            $1,000,000            $ 1,063,225
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 8.0%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, MBIA, 5.5%, 2020 (u)            $5,000,000            $ 5,804,500
---------------------------------------------------------------------------------------------------------------------------------
St. Johns County, FL, Transportation Improvement Rev., AMBAC, 5%, 2027                             500,000                528,655
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 6,333,155
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Florida Board Regents, Housing Rev., MBIA, 5.3%, 2020                                           $  610,000            $   643,977
---------------------------------------------------------------------------------------------------------------------------------
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020           1,185,000              1,252,498
---------------------------------------------------------------------------------------------------------------------------------
Florida Finance Authority, Capital Loan Projects Rev., "F", MBIA, 5.125%, 2021                   1,000,000              1,041,550
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 2,938,025
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High
School Project), 6%, 2041                                                                       $  200,000            $   205,290
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "C", 6.75%, 2038        $  215,000            $   242,026
---------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033                    200,000                205,132
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   447,158
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Palm Coast, FL, Utility Systems Rev., MBIA, 5%, 2024                                            $  250,000            $   264,933
---------------------------------------------------------------------------------------------------------------------------------
Port St. Lucie, FL, Utility Rev., MBIA, 5%, 2022                                                 1,000,000              1,063,300
---------------------------------------------------------------------------------------------------------------------------------
St. Lucie West, FL, Utility Rev., MBIA, 5.25%, 2034                                                720,000                785,671
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 2,113,904
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 14.2%
---------------------------------------------------------------------------------------------------------------------------------
Florida Community Services Corp., Utility Rev., AMBAC, 5.5%, 2018                               $1,125,000            $ 1,207,485
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020                                              1,000,000              1,055,990
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028                                   2,000,000              2,126,120
---------------------------------------------------------------------------------------------------------------------------------
Orlando, FL, Utilities Commission, Water & Electric Rev. "C", 5%, 2027                           1,000,000              1,050,790
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Sewer Rev., FSA, 5%, 2032                                                   1,500,000              1,579,620
---------------------------------------------------------------------------------------------------------------------------------
Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023                                            1,000,000              1,058,520
---------------------------------------------------------------------------------------------------------------------------------
Polk County, FL, Utility Systems Rev., "A", FGIC, 5%, 2030                                       1,000,000              1,061,170
---------------------------------------------------------------------------------------------------------------------------------
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, MBIA, 6%, 2019                        940,000              1,077,992
---------------------------------------------------------------------------------------------------------------------------------
Tohopekaliga Water Authority, Florida Utility System Rev., "A", FSA, 5%, 2024                    1,000,000              1,059,730
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $11,277,417
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                               $83,964,956
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev.
(Pooled Hospital Loan Program), 4%, due 1/02/07                                                 $1,000,000            $ 1,000,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                                $84,964,956
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (7.1)%                                                                                (5,625,623)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                 $79,339,333
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of December 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $83,964,956 and 98.82% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of this security was $177,960 representing 0.2% of net assets.
(u) Underlying security deposited into special purpose trust by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:
BMA         Bond Market Assn.
ETM         Escrowed to Maturity

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC       AMBAC Indemnity Corp.
FGIC        Financial Guaranty Insurance Co.
FSA         Financial Security Assurance Inc.
GNMA        Government National Mortgage Assn.
MBIA        MBIA Insurance Corp.



See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS FLORIDA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                          $74,414,756
                                                        ===========
Gross unrealized appreciation                           $ 4,066,763
Gross unrealized depreciation                               (16,563)
                                                        -----------
      Net unrealized appreciation (depreciation)        $ 4,050,200
                                                        ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 12/31/06

                                                                                         UNREALIZED
                   NOTIONAL                       CASH FLOWS         CASH FLOWS         APPRECIATION
EXPIRATION          AMOUNT      COUNTERPARTY      TO RECEIVE           TO PAY          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS

12/1/07   USD      2,000,000    Merrill Lynch     7-day BMA     2.795% (fixed rate)        $15,530
3/26/17   USD      1,000,000    Goldman Sachs     7-day BMA     3.710% (fixed rate)          1,449
1/31/19   USD      1,000,000    Morgan Stanley    7-day BMA     3.710% (fixed rate)          5,465
6/12/19   USD      1,000,000    Merrill Lynch     7-day BMA     3.660% (fixed rate)         12,112
                                                                                           -------
                                                                                           $34,556
                                                                                           =======

At December 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) GEORGIA MUNICIPAL BOND FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Georgia Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                          SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 104.3%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Passenger Facilities Rev., "J", FSA, 5%, 2029                              $  750,000            $   790,373
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Passenger Facilities Rev., "J", FSA, 5%, 2034                                 750,000                788,295
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Rev., "B", FSA, 5.25%, 2033                                                 1,000,000              1,074,870
---------------------------------------------------------------------------------------------------------------------------------
Augusta, GA, Airport Rev., "B", 5.35%, 2028                                                        350,000                362,887
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 3,016,425
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 6.0%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta & Fulton County, GA, Park Improvement, "A", MBIA, 5%, 2030                              $  500,000            $   530,600
---------------------------------------------------------------------------------------------------------------------------------
Columbia County, GA (Courthouse Detention Center), 5.625%, 2020                                  1,490,000              1,548,721
---------------------------------------------------------------------------------------------------------------------------------
Gilmer County, GA, Building Authority Rev., Courthouse Project, "A", XLCA, 5%, 2029                500,000                530,810
---------------------------------------------------------------------------------------------------------------------------------
Macon Bibb County, GA, Urban Development Rev. (Bibb County Public Facilities
Project), 5.5%, 2022                                                                             1,000,000              1,072,810
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 3,682,941
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)                                      $1,000,000            $ 1,068,630
---------------------------------------------------------------------------------------------------------------------------------
Suwanee, GA, MBIA, 5.25%, 2012 (c)                                                                 750,000                804,660
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 1,873,290
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 7.5%
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, School District Rev., FSA, 0% to 2010, 4.9% to 2024                         $  575,000            $   498,042
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010 (c)                                                  750,000                813,765
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, School District, 6.375%, 2010                                                 2,000,000              2,095,440
---------------------------------------------------------------------------------------------------------------------------------
Wilkes County, GA, School District, 5%, 2024                                                     1,115,000              1,183,394
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 4,590,641
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 9.3%
---------------------------------------------------------------------------------------------------------------------------------
Athens Clarke County, GA (United Catholic Health East Issue), 5.5%, 2032                        $  500,000            $   531,045
---------------------------------------------------------------------------------------------------------------------------------
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical Center),
"A", 6%, 2017                                                                                      350,000                377,552
---------------------------------------------------------------------------------------------------------------------------------
Chatham County, GA, Hospital Authority Rev., Hospital Improvement
(Memorial Health University), "A", 5.375%, 2026                                                    200,000                212,864
---------------------------------------------------------------------------------------------------------------------------------
Cobb County, GA, Hospital Authority Revolving, Refunding & Improvement Rev.,
Anticipation Certificates, AMBAC, 5.25%, 2023                                                      750,000                811,583
---------------------------------------------------------------------------------------------------------------------------------
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.),
5%, 2026                                                                                           350,000                356,853
---------------------------------------------------------------------------------------------------------------------------------
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health
System, Inc.), 5.5%, 2031                                                                          500,000                521,795
---------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare System, Inc.), 6.125%, 2009               220,000                221,949
---------------------------------------------------------------------------------------------------------------------------------
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022             2,000,000              2,114,660
---------------------------------------------------------------------------------------------------------------------------------
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical
Center Project), AMBAC, 5.25%, 2027                                                                500,000                534,405
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 5,682,706
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034            $  150,000            $   158,096
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Project),
"A", 5%, 2027                                                                                   $  150,000            $   146,055
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev.
(Georgia Waste Management Project), "A", 5.5%, 2016                                             $  500,000            $   539,880
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Waste (Anheuser Busch Project), 5.95%, 2032             $  750,000            $   820,508
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev.
(Hovensa Refinery), 5.875%, 2022                                                                   160,000                174,309
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   994,817
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Effingham County, GA, Development Authority, Solid Waste Disposal Rev.
(Fort James), 5.625%, 2018                                                                      $  150,000            $   151,583
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017                     1,000,000              1,135,020
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 1,286,603
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
De Kalb County, GA, Housing Authority Multi-Family Housing Rev.
(Castaways Apartments), "A", GNMA, 5.4%, 2029                                                   $  595,000            $   627,606
---------------------------------------------------------------------------------------------------------------------------------
East Point Housing Authority, Multi-Family Rev. (Laurel Ridge at Washington
Road Apartments LP), FNMA, 5%, 2032                                                                500,000                514,480
---------------------------------------------------------------------------------------------------------------------------------
Hinesville, GA, Leased Housing Corp., "A", FHA, 6.7%, 2017                                         900,000                908,424
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 2,050,510
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 6.0%
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., 5.5%, 2032                                            $1,000,000            $ 1,009,780
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "A", 5.6%, 2032                  635,000                654,990
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "A-2", 4.85%, 2037               500,000                505,380
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "B", 5%, 2026                    250,000                255,945
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "C-2", 5.1%, 2022                750,000                768,008
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "C-2", 4.55%, 2031               500,000                495,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 3,689,303
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA
(Public Purpose Project), AMBAC, 5.625%, 2010 (c)                                               $  335,000            $   359,800
---------------------------------------------------------------------------------------------------------------------------------
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA,
(Public Purpose Project), AMBAC, 5.625%, 2020                                                      165,000                176,598
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose Project),
AMBAC, 5.9%, 2019                                                                                1,000,000              1,086,060
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 1,622,458
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Clayton County, GA, Development Authority Rev., "A", 6.25%, 2009 (c)                            $  500,000            $   541,285
---------------------------------------------------------------------------------------------------------------------------------
De Kalb County, GA, Public Safety & Judicial Facilities Authority Rev., 5%, 2029                   400,000                422,984
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, Public Facilities Authority (Criminal Justice Center Project),
6.25%, 2010 (c)                                                                                    755,000                824,785
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 1,789,054
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Convention Center, District Authority Hotel Occupancy Tax Rev.,
"A", CIFG, 4.5%, 2036                                                                           $  750,000            $   758,670
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018                               1,000,000              1,041,140
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 1,799,810
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030                                 $  150,000            $   156,423
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031                                  150,000                153,909
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $   310,332
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                       $  360,000            $   375,790
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "Y", 5.5%, 2036                 $  610,000            $   670,549
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 9.6%
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2021                                       $  980,000            $ 1,078,617
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding),
"A", 5%, 2031                                                                                      265,000                276,162
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation),
"A", 5.75%, 2017                                                                                 1,000,000              1,090,690
---------------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Emory University), "A", 5.75%, 2009 (c)                 1,000,000              1,064,580
---------------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Emory University), "A", 5.75%, 2010 (c)                 1,000,000              1,082,240
---------------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Mercer University), 5.75%, 2011 (c)                       500,000                551,885
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
ETM, 6.2%, 2009 (c)                                                                                385,000                398,718
---------------------------------------------------------------------------------------------------------------------------------
University of Puerto Rico Rev., "Q", 5%, 2026                                                      170,000                179,661
---------------------------------------------------------------------------------------------------------------------------------
University of Puerto Rico Rev., "Q", 5%, 2036                                                      165,000                173,072
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 5,895,625
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Georgia Private College & University Authority Rev. (Mercer Housing Corp.),
"A", 6%, 2021                                                                                   $  500,000            $   532,525
---------------------------------------------------------------------------------------------------------------------------------
Marietta, GA, Development Authority Rev., Student Housing (Southern Polytechnic
University), "A", 6.25%, 2007 (c)                                                                1,000,000              1,040,290
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 1,572,815
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., "A", MBIA, 6.5%, 2020                          $1,250,000            $ 1,572,950
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), "A", 6.8%, 2012              1,000,000              1,131,350
---------------------------------------------------------------------------------------------------------------------------------
Summerville, GA, Public Utility Rev., Refunding & Improvement, 5.75%, 2026                         350,000                376,226
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 3,080,526
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 31.3%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., "A", MBIA, 5%, 2033                                       $  500,000            $   522,520
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., FGIC, 5.5%, 2016 (u)                                       8,000,000              9,042,960
---------------------------------------------------------------------------------------------------------------------------------
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034                                                1,000,000              1,088,700
---------------------------------------------------------------------------------------------------------------------------------
Clayton County, GA, Water Authority, Water & Sewer Rev., 6.25%, 2010 (c)                         1,000,000              1,088,870
---------------------------------------------------------------------------------------------------------------------------------
Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010 (c)                                     470,000                509,283
---------------------------------------------------------------------------------------------------------------------------------
Fairburn, GA, Utility Rev., 5.75%, 2020                                                            500,000                531,535
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010 (c)                                     1,105,000              1,201,135
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Water & Sewer Rev., FGIC, 6.375%, 2014                                          100,000                111,048
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)                               2,150,000              2,389,639
---------------------------------------------------------------------------------------------------------------------------------
Gainesville, GA, Water & Sewer Rev., FGIC, 5.625%, 2009 (c)                                      1,000,000              1,063,340
---------------------------------------------------------------------------------------------------------------------------------
Jackson County, GA, Water & Sewer Authority, "A", AMBAC, 5.75%, 2017                             1,000,000              1,088,404
---------------------------------------------------------------------------------------------------------------------------------
Newnan, GA, Water, Sewer, & Light Commission, Public Utilities Rev.,
"B", AMBAC, 4.5%, 2036                                                                             540,000                540,859
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $19,178,293
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                               $64,006,519
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Rev., 3.93%, due 1/03/07                                   $1,100,000            $ 1,100,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                                $65,106,519
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (6.1)%                                                                                (3,761,764)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                 $61,344,755
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of December 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $64,006,519 and 98.31% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(u) Underlying security deposited into special purpose trust by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:
BMA         Bond Market Assn.
ETM         Escrowed to Maturity

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC       AMBAC Indemnity Corp.
ASST GTY    Asset Guaranty Insurance Co.
CIFG        CDC IXIS Financial Guaranty
FGIC        Financial Guaranty Insurance Co.
FHA         Federal Housing Administration
FNMA        Federal National Mortgage Assn.
FSA         Financial Security Assurance Inc.
GNMA        Government National Mortgage Assn.
MBIA        MBIA Insurance Corp.
XLCA        XL Capital Insurance Co.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GEORGIA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                          $56,755,247
                                                        ===========
Gross unrealized appreciation                           $ 3,863,098
Gross unrealized depreciation                               (11,826)
                                                        -----------
      Net unrealized appreciation (depreciation)        $ 3,851,272
                                                        ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 12/31/06

                                                                                         UNREALIZED
                   NOTIONAL                       CASH FLOWS         CASH FLOWS         APPRECIATION
EXPIRATION          AMOUNT      COUNTERPARTY      TO RECEIVE           TO PAY          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS

12/01/07  USD      1,000,000    Merrill Lynch     7-Day BMA     2.795% (fixed rate)        $ 7,765
3/26/17   USD      1,000,000    Goldman Sachs     7-Day BMA     3.710% (fixed rate)          1,449
6/12/19   USD        500,000    Merrill Lynch     7-Day BMA     3.660% (fixed rate)          6,056
                                                                                           -------
                                                                                           $15,270
                                                                                           =======

At December 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) MARYLAND MUNICIPAL BOND FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Maryland Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                         SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 100.3%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport),           $1,000,000            $  1,050,000
"A", AMBAC, 5%, 2027
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, "B", 7.15%, 2009                                                                $2,120,000            $  2,306,730
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, UT, Public Improvement, "A", MBIA, 7%, 2009                                      1,000,000               1,088,290
---------------------------------------------------------------------------------------------------------------------------------
Frederick County, MD, Public Facilities, 5.25%, 2009 (c)                                        2,000,000               2,095,780
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Public Improvement, "A", 5.25%, 2026                                   2,330,000               2,521,782
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,012,582
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 15.0%
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, "B", 0%, 2008                                                               $1,000,000            $    943,000
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, Consolidated Public Improvement, "A", 5.5%, 2008 (c)                         1,000,000               1,030,460
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, Consolidated Public Improvement, "A", 5.5%, 2008 (c)                         2,000,000               2,060,920
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, 0%, 2007                                                            5,110,000               5,020,626
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Consolidated Public Improvement, "A", 5%, 2023                      2,000,000               2,132,860
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Unrefunded Balance, Public Improvement, FSA, 5.375%, 2015              80,000                  84,310
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)                                    2,000,000               2,112,860
---------------------------------------------------------------------------------------------------------------------------------
Washington Suburban Sanitation District, General Construction Rev., 5%, 2027                      930,000                 995,137
---------------------------------------------------------------------------------------------------------------------------------
Washington Suburban Sanitation District, General Construction Rev., 5%, 2028                      980,000               1,047,914
---------------------------------------------------------------------------------------------------------------------------------
Washington Suburban Sanitation District, General Construction Rev., 5%, 2029                    1,025,000               1,095,274
---------------------------------------------------------------------------------------------------------------------------------
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)                                      1,620,000               1,730,500
---------------------------------------------------------------------------------------------------------------------------------
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)                                      2,030,000               2,168,466
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 20,422,327
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 18.5%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Education (Peninsula Regional Medical Center), 5%, 2036               $1,000,000            $  1,041,410
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(University Of Maryland Medical System), "A", 5%, 2041                                            500,000                 520,705
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare),
"A", 5.75%, 2025                                                                                1,000,000               1,069,410
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health
Systems), "A", FSA, 5%, 2023                                                                    1,000,000               1,058,210
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(Calvert Health Systems), 5.5%, 2039                                                            1,000,000               1,070,870
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(Carroll County General Hospital), 6%, 2037                                                     1,000,000               1,072,270
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health),
"A", 6%, 2020                                                                                     245,000                 265,862
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health),
"A", ETM, 6%, 2020 (c)                                                                            755,000                 818,027
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community
Hospital), 5.5%, 2024                                                                           1,000,000               1,005,670
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community
Hospital), "A", 5%, 2029                                                                          750,000                 778,538
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial
Hospital), 5.125%, 2035                                                                         1,000,000               1,026,190
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(Good Samaritan Hospital), ETM, 5.7%, 2009 (c)                                                  1,085,000               1,121,478
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(Johns Hopkins Hospital), 5%, 2021                                                                750,000                 779,115
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(Johns Hopkins Medical Institutions), "A", 5%, 2037                                               750,000                 790,290
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(Lifebridge Health), "A", 5.125%, 2034                                                          1,000,000               1,041,950
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033       800,000                 849,464
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(North Arundel Hospital), 6.5%, 2010 (c)                                                          500,000                 550,380
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(Suburban Hospital), "A", 5.5%, 2016                                                            1,000,000               1,092,890
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(Union Hospital of Cecil County Issue), 5.625%, 2032                                            1,000,000               1,060,680
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(Union Hospital of Cecil County Issue), 5%, 2035                                                  500,000                 517,840
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(University of Maryland Medical Systems), 6.625%, 2010 (c)                                      1,000,000               1,089,360
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(University of Maryland Medical Systems), "B", AMBAC, 5%, 2024                                  1,000,000               1,056,670
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(Upper Chesapeake Hospital), "A", FSA, 5.5%, 2020                                               2,000,000               2,056,000
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Rev. (Helix Health Issue),
ETM, AMBAC, 5%, 2027 (c)                                                                        1,000,000               1,107,680
---------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Authority, Economic Development Rev.,
RIBS, FSA, 7.873%, 2022 (p)                                                                     1,400,000               1,816,304
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, MD, Economic Development (Trinity Healthcare Group), 5.125%, 2022              500,000                 523,690
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 25,180,953
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group),
"A", 5.125%, 2036                                                                              $  400,000            $    409,828
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities (King Farm Presbyterian Community),
"A", 5.3%, 2037                                                                                   300,000                 296,886
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Bradford Oaks Nursing
& Rehabilitation Center), 6.375%, 2027                                                          1,000,000               1,020,990
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), "A", 6%, 2035       150,000                 162,704
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Edenwald), "A", 5.4%, 2037        350,000                 364,168
---------------------------------------------------------------------------------------------------------------------------------
Westminster, MD, Economic Development Rev. (Carroll Lutheran Village), "A", 6.25%, 2034           400,000                 421,288
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,675,864
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales, "B", 6.5%, 2011                  $1,500,000            $  1,563,660
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Resources Recovery Rev.
(Baltimore Resco Retrofit Project), 5%, 2012                                                   $  690,000            $    701,288
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                   $  375,000            $    408,536
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Authority Economic Development
(Baltimore Aquarium Project), 5.2%, 2026                                                       $1,000,000            $  1,057,490
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Convention Center Hotel Rev., "B", 5.875%, 2039                                 $  300,000            $    319,758
---------------------------------------------------------------------------------------------------------------------------------
Harford County MD, Economic Development Rev. (Battelle Memorial Institute Project),
5.25%, 2034                                                                                     1,600,000               1,703,856
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Chesapeake Bay Conference Center), "A", 5%, 2031             300,000                 301,335
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Rev.,
"B", 5%, 2031                                                                                   2,000,000               2,092,280
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,417,229
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, City Housing Corp. Rev., FHA, 7.75%, 2009                                       $  320,000            $    319,894
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, Multi-Family Rev. (Patuxent Square Apartments), FNMA, 4.75%, 2036            1,000,000               1,009,450
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration (Waters Landing II Apartments), "A",
GNMA, 5.875%, 2033                                                                              1,500,000               1,581,300
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "A", 5%, 2034                                      910,000                 929,365
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "A", 5.1%, 2044                                    970,000                 990,574
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "A", 5.05%, 2047                                 1,000,000               1,016,620
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "B", 5%, 2039                                      500,000                 508,145
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "D", 5%, 2032                                    1,000,000               1,017,170
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,372,518
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(Johns Hopkins Medical Institutions), AMBAC, 5%, 2034                                          $1,500,000            $  1,589,295
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Housing Single Family Collateral, "A", 7.4%, 2032                  $   30,000            $     30,400
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Housing Single Family Collateral, "A", GNMA, 5.6%, 2034                50,000                  51,014
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $     81,414
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration Housing, "A", 5.875%, 2016                       $1,155,000            $  1,184,222
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration Residential, "B", 4.75%, 2019                       620,000                 632,233
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "I", 6%, 2041                                    1,000,000               1,078,250
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, Department of Housing & Community
Development, "L", 4.95%, 2038                                                                   1,000,000               1,022,760
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, MD, Housing Opportunities Commission (Single Family
Mortgage Rev.), "B", 4.55%, 2026                                                                1,505,000               1,513,157
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority Home Mortgage Rev., Mortgage
Backed Securities, "A", 4.75%, 2023                                                               175,000                 176,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,606,672
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8%, 2019                                                               $  805,000            $  1,132,313
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8%, 2019                                                                  385,000                 541,541
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8%, 2019                                                                  680,000                 956,488
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, "B", 8.15%, 2021                                                          450,000                 652,343
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,282,685
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Lease Development Authority Rev., MBIA, 0%, 2009                   $1,500,000            $  1,361,520
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2013 (u)                                       1,000,000               1,097,740
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016 (u)                                       3,040,000               3,425,928
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., Commonwealth Appropriation, "E", 5.7%, 2010 (c)               1,235,000               1,309,075
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,194,263
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                  $1,000,000            $  1,033,060
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                 1,000,000               1,044,290
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,077,350
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Anne Arundel County, MD, Special Obligations (Arundel Mills Project), 5.125%, 2029             $1,555,000            $  1,672,480
---------------------------------------------------------------------------------------------------------------------------------
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036                 250,000                 255,860
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Special Obligations (National Harbor Project), 5.2%, 2034             500,000                 512,915
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,441,255
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                      $  230,000            $    240,088
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                           400,000                 413,244
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                       225,000                 227,768
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    881,100
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Department of Transportation, Port Administration Facilities Project,
AMBAC, 5.25%, 2020                                                                             $1,690,000            $  1,838,162
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 12.1%
---------------------------------------------------------------------------------------------------------------------------------
Annapolis, MD, Economic Development Rev. (St. John's College), 5.5%, 2018                      $  750,000            $    769,462
---------------------------------------------------------------------------------------------------------------------------------
Anne Arundel County, MD, Economic Development (Community College Project),
5.25%, 2028                                                                                     1,600,000               1,720,800
---------------------------------------------------------------------------------------------------------------------------------
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary's College),
"A", 5.7%, 2020                                                                                   850,000                 885,521
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Education (College Of Art), 5%, 2030                                     750,000                 780,225
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Education (Loyola College), "A", 5%, 2040                              1,000,000               1,043,090
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(Goucher College), 5.375%, 2025                                                                   500,000                 538,760
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(Johns Hopkins University), 5.625%, 2027                                                        1,400,000               1,438,066
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(Johns Hopkins University), "A", 5%, 2032                                                       2,000,000               2,078,740
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, MD, Rev. Authority (College Arts Center Project), "A", 5%, 2027              1,950,000               2,072,616
---------------------------------------------------------------------------------------------------------------------------------
Morgan State University, MD, Academic, MBIA, 6.05%, 2015                                        1,500,000               1,678,770
---------------------------------------------------------------------------------------------------------------------------------
Morgan State University, MD, Academic, "A", ETM, MBIA, 0%, 2008 (c)                             1,400,000               1,326,080
---------------------------------------------------------------------------------------------------------------------------------
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5.5%, 2012 (c)           1,000,000               1,090,120
---------------------------------------------------------------------------------------------------------------------------------
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031                 1,000,000               1,044,140
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,466,390
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Morgan State University Project), "A", 6%, 2034           $1,000,000            $  1,023,660
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (University of Maryland College Park Project),
AMBAC, 5%, 2019                                                                                 1,850,000               1,942,426
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp., Collegiate Housing (Salisbury), "A", 6%, 2019              1,000,000               1,047,580
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University),
"A", 5.75%, 2029                                                                                1,000,000               1,020,050
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland
College Park Projects), CIFG, 5%, 2033                                                          2,120,000               2,257,397
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,291,113
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(Washington Christian Academy), 5.5%, 2038                                                     $  500,000            $    502,955
---------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Financing Authority, Economic Development
Authority Rev. (Our Lady of Good Council), "A", 6%, 2035                                          400,000                 428,468
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    931,423
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., AMBAC, 5.25%, 2015 (u)                                              $3,360,000            $  3,528,370
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024                                   1,500,000               1,586,850
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., RITES, FSA, 5.73%, 2015 (v)(z)                       1,400,000               1,464,960
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,580,180
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Project Rev., Refunding Water Projects, "A", FGIC, 5.125%, 2032                 $1,000,000            $  1,059,520
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Rev., LEVRRS, MBIA, 7.64%, 2020 (p)                                              3,000,000               3,846,480
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Wastewater Rev. Project, "A", MBIA, 5.65%, 2020                                  2,000,000               2,282,160
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)                                195,000                 209,859
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,398,019
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $136,521,768
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facility Development Corp. Rev. (Scott & White Memorial
Hospital), 4%, due 1/02/07                                                                     $  100,000            $    100,000
---------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Rev.
(University of Texas Medical Center), 4%, due 1/02/07                                             200,000                 200,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants Rev.,
"A", 3.95%, due 1/04/07                                                                         1,000,000               1,000,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.),
"C", 3.91%, due 1/02/07                                                                           800,000                 800,000
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev.
(Pooled Hospital Loan Program), 4%, due 1/02/07                                                   100,000                 100,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, Government Public Improvement II,
"B-1", 3.94%, due 1/04/07                                                                         100,000                 100,000
---------------------------------------------------------------------------------------------------------------------------------
State of Oregon, "73G", 3.93%, due 1/03/07                                                        700,000                 700,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $  3,000,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $139,521,768
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (2.5)%                                                                                (3,394,537)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $136,127,231
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of December 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $136,521,768 and 97.85% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(p) Primary inverse floater.
(u) Underlying security deposited into special purpose trust by investment banker upon creation of self-deposited inverse floaters.
(v) Externally deposited inverse floater.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                  ACQUISITION        ACQUISITION          CURRENT           TOTAL % OF
RESTRICTED SECURITIES                                 DATE              COST            MARKET VALUE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev.,
RITES, FSA, 5.73%, 2015                             9/16/99           $1,367,100         $1,464,960            1.0%

The following abbreviations are used in this report and are defined:

COP      Certificate of Participation
ETM      Escrowed to Maturity

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC    AMBAC Indemnity Corp.
CIFG     CDC IXIS Financial Guaranty
FGIC     Financial Guaranty Insurance Co.
FHA      Federal Housing Administration
FNMA     Federal National Mortgage Assn.
FSA      Financial Security Assurance Inc.
GNMA     Government National Mortgage Assn.
MBIA     MBIA Insurance Corp.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
LEVRRS   Leveraged Reverse Rate Security
RIBS     Residual Interest Bonds
RITES    Residual Interest Tax-Exempt Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MARYLAND MUNCIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                          $126,697,227
                                                        ============
Gross unrealized appreciation                           $  8,132,665
Gross unrealized depreciation                                 (8,124)
                                                        ------------
      Net unrealized appreciation (depreciation)        $  8,124,541
                                                        ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AS OF 12/31/06

                                                                                         UNREALIZED
                   NOTIONAL                       CASH FLOWS         CASH FLOWS         APPRECIATION
EXPIRATION          AMOUNT      COUNTERPARTY      TO RECEIVE           TO PAY          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS

12/01/07  USD      3,000,000    Merrill Lynch     7 day BMA     2.795% (fixed rate)       $23,295
 3/26/17  USD      2,000,000    Goldman Sachs     7 day BMA     3.71% (fixed rate)          2,898
 6/12/19  USD      2,000,000    Merrill Lynch     7 day BMA     3.66% (fixed rate)         24,225
 4/27/22  USD      2,000,000    Citigroup         7 day BMA     3.878% (fixed rate)        (5,842)
                                                                                          -------
                                                                                          $44,576
                                                                                          =======

At December 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Massachusetts Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                           SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 105.0%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", AMBAC, 5%, 2035                                           $  2,000,000       $  2,117,679
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", FSA, 5.125%, 2017                                            1,275,000          1,335,409
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", MBIA, 5%, 2033                                               3,000,000          3,147,300
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "C", 6%, 2010 (c)                                                 1,000,000          1,074,410
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "C", 6.125%, 2010 (c)                                             1,460,000          1,573,763
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)                                                  610,000            805,932
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,054,493
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 14.3%
---------------------------------------------------------------------------------------------------------------------------------
Boston, MA, "A", 5.75%, 2010 (c)                                                                  $  3,645,000       $  3,868,912
---------------------------------------------------------------------------------------------------------------------------------
Brookline, MA, 5.375%, 2019                                                                          1,800,000          1,915,704
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "B", 5.25%, 2028                                                      2,500,000          2,885,500
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "B", FGIC, ETM, 7%, 2009 (c)                                          1,150,000          1,202,705
---------------------------------------------------------------------------------------------------------------------------------
Greater Lawrence, MA, Sanitation District, MBIA, 5.625%, 2010 (c)                                    1,640,000          1,760,130
---------------------------------------------------------------------------------------------------------------------------------
Lynn, MA, AMBAC, 5.125%, 2018                                                                        3,690,000          3,837,674
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Consolidated Loan, "A", 6%, 2010 (c)                                                   3,000,000          3,223,710
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Consolidated Loan, "B", 5.75%, 2010 (c)                                                1,000,000          1,067,680
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Consolidated Loan, "C", 5.875%, 2009 (c)                                               1,000,000          1,063,340
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Consolidated Loan, "C", 5.75%, 2010 (c)                                                1,500,000          1,608,060
---------------------------------------------------------------------------------------------------------------------------------
Middleborough, MA, FGIC, 5.6%, 2010 (c)                                                                 75,000             79,898
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                                       1,000,000          1,078,250
---------------------------------------------------------------------------------------------------------------------------------
Salisbury, MA, MBIA, 5.25%, 2012 (c)                                                                 2,790,000          3,023,942
---------------------------------------------------------------------------------------------------------------------------------
Sutton, MA, MBIA, 5.5%, 2017                                                                         1,000,000          1,061,750
---------------------------------------------------------------------------------------------------------------------------------
Sutton, MA, MBIA, 5.5%, 2019                                                                         1,000,000          1,060,180
---------------------------------------------------------------------------------------------------------------------------------
Westford, MA, FGIC, 5.25%, 2020                                                                      2,250,000          2,395,373
---------------------------------------------------------------------------------------------------------------------------------
Weymouth, MA, MBIA, 5.375%, 2020                                                                     1,250,000          1,334,363
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 32,467,171
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 7.7%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, Transit Improvements, 6.2%, 2016 (u)                  $  9,670,000       $ 11,025,154
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, Unrefunded Balance, "A", 5.75%, 2018                       320,000            341,517
---------------------------------------------------------------------------------------------------------------------------------
Maynard, MA, MBIA, 5.5%, 2021                                                                        1,000,000          1,097,660
---------------------------------------------------------------------------------------------------------------------------------
Springfield, MA, FSA, 6.25%, 2009 (c)                                                                1,600,000          1,723,712
---------------------------------------------------------------------------------------------------------------------------------
Worcester, MA, "A", FSA, 6%, 2016                                                                    2,955,000          3,194,414
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,382,457
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 7.0%
---------------------------------------------------------------------------------------------------------------------------------
Belmont, MA, 5%, 2015                                                                             $  2,165,000       $  2,192,409
---------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, FGIC, 5.25%, 2015 (u)                                 2,730,000          3,028,253
---------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, FGIC, 5.25%, 2016 (u)                                 2,860,000          3,193,733
---------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, FGIC, 5.25%, 2018 (u)                                 3,130,000          3,529,451
---------------------------------------------------------------------------------------------------------------------------------
Narragansett, MA, Regional School District, AMBAC, 6%, 2019                                          1,720,000          1,855,536
---------------------------------------------------------------------------------------------------------------------------------
Tantasquama, MA, Regional School District, FSA, 5.375%, 2010 (c)                                     2,000,000          2,135,380
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,934,762
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 11.4%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts Biomedical Research), "C",
6.375%, 2016                                                                                      $     50,000       $     54,299
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center),
"F", 5.75%, 2033                                                                                     2,000,000          2,131,440
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health
Systems), "E", 6.25%, 2031                                                                           1,350,000          1,446,943
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "B",
6.5%, 2012                                                                                             500,000            541,390
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "B",
6.25%, 2022                                                                                             20,000             21,711
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East
Issue), 5.5%, 2032                                                                                   1,575,000          1,672,792
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Covenant Health Systems,
Inc.), 6.5%, 2017                                                                                       75,000             83,591
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Covenant Health Systems,
Inc.), 6%, 2031                                                                                      1,000,000          1,091,250
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), "D",
5.25%, 2018                                                                                          1,330,000          1,346,771
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville
Hospital), "D", 6.35%, 2032                                                                             50,000             54,109
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville
Regional Hospital), "C", 5.25%, 2018                                                                 1,500,000          1,518,255
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milton Hospital), "C",
5.5%, 2016                                                                                             800,000            826,256
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical
Center Hospital), "H", FGIC, 5.375%, 2018                                                            1,000,000          1,080,770
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical
Center Hospital), "H", FGIC, 5.375%, 2019                                                              815,000            880,004
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical
Center Hospital), "H", FGIC, 5%, 2025                                                                1,135,000          1,184,792
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Newton Wellesley
Hospital), "G", MBIA, 6.125%, 2015                                                                   1,000,000          1,031,290
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional
Hospital), "C", 6.625%, 2018                                                                           475,000            484,077
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
Systems), "A", MBIA, 5.375%, 2018                                                                    2,000,000          2,034,520
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
Systems), "C", 5.75%, 2021                                                                             100,000            108,611
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital),
"F", 5.625%, 2019                                                                                    2,000,000          2,105,180
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
Massachusetts Memorial Hospital), "C", 6.5%, 2021                                                    1,000,000          1,096,680
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
Massachusetts Memorial Hospital), "D", 5%, 2033                                                        500,000            508,650
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Capital Appreciation (Massachusetts
Biomedical Research), "A", 0%, 2010                                                                  5,300,000          4,585,825
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 25,889,206
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Boston, MA, Industrial Development Finance Authority Rev. (Alzheimer's Center
Project), FHA, 5.5%, 2012                                                                         $     85,000       $     85,000
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., First Mortgage (Loomis Communities
Project), "A", 6.9%, 2032                                                                              530,000            582,136
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    667,136
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Learning Center for Deaf
Children), "C", 6.1%, 2019                                                                        $  1,000,000       $  1,023,460
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev. (U.S. Airways Project), MBIA, 5.875%, 2016                      $  1,900,000       $  1,996,159
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways Project), "A",
MBIA, 5.625%, 2011                                                                                   1,140,000          1,163,757
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,159,916
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), 5.5%, 2027                $    750,000       $    801,135
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), "B", 6.9%, 2029              1,000,000          1,070,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,871,735
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery (Flour Corp.), 5.625%, 2019      $  1,675,000       $  1,753,072
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017                         2,100,000          2,169,342
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                           595,000            648,211
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,570,625
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Martha's Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029                                            $    785,000       $    829,776
---------------------------------------------------------------------------------------------------------------------------------
Martha's Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2034                                               1,365,000          1,439,324
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation), "A",
AMBAC, 5.375%, 2012 (c)                                                                              3,000,000          3,260,670
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,529,770
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), "I-A",
LOC, 5%, 2024                                                                                     $  1,185,000       $  1,205,169
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Morville House Apartments), "A", LOC,
4.95%, 2023                                                                                          2,500,000          2,537,500
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Housing, "E", 4.5%, 2038                                        2,000,000          1,971,120
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "A", 5%, 2028                                             1,000,000          1,026,540
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "E", 5%, 2028                                             1,000,000          1,031,910
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "F", 5.125%, 2034                                           720,000            743,472
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "P", 5%, 2023                                             1,240,000          1,278,316
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "P", 5.1%, 2033                                           1,565,000          1,605,752
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "P", 5.2%, 2045                                           1,445,000          1,481,298
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., Rental Mortgage, "A", AMBAC, 5.7%, 2020                   1,475,000          1,542,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,423,927
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), "A", 6%, 2009 (c)          $    450,000       $    483,642
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), "A", 6%, 2009 (c)               500,000            537,380
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), "A", 6%, 2009 (c)               250,000            268,690
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,289,712
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Route 3 North Transit Improvement Associates Rev., MBIA, 5.625%, 2010 (c)                         $  1,500,000       $  1,596,615
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "102", 5%, 2029                 $  1,500,000       $  1,529,115
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "118", 4.75%, 2030                 1,500,000          1,515,705
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "122", 4.85%, 2031                 2,000,000          2,044,820
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "91", 5.5%, 2031                     565,000            565,158
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,654,798
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill
Associates), "A", 6.7%, 2014                                                                      $    600,000       $    652,302
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
Associates), "A", 5.5%, 2013                                                                            25,000             26,055
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
Associates), "A", 5.6%, 2019                                                                         1,925,000          2,002,905
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,681,262
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project),
6%, 2015 (c)                                                                                      $  1,235,000       $  1,422,448
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016 (u)                                         $  5,000,000       $  5,634,750
---------------------------------------------------------------------------------------------------------------------------------
University of Massachusetts, Building Authority Project Rev., "2", AMBAC, 5.5%, 2010 (c)             1,400,000          1,493,156
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,127,906
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education Loan Rev., "E", AMBAC, 5%, 2015          $     90,000       $     92,436
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education Loan Rev., "Issue E", AMBAC,
5.3%, 2016                                                                                           1,490,000          1,532,957
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education Loan Rev., "Issue G", "A",
6.05%, 2017                                                                                             50,000             51,671
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,677,064
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                     $  2,950,000       $  3,047,527
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                      1,420,000          1,482,892
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,530,419
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, Unfunded Balance, "A", 5.25%, 2030                    $    615,000       $    645,338
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                         $    660,000       $    688,948
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039                                400,000            418,932
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                           2,000,000            136,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,244,400
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 20.4%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts College Building Authority Project Rev., "A", XLCA, 5.25%, 2023                     $  1,000,000       $  1,070,920
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts College Building Authority Project Rev., "A", XLCA, 5%, 2043                           2,110,000          2,195,645
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059                    1,500,000          1,872,630
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Clark University), XLCA, 5.125%, 2025                 1,500,000          1,609,620
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Curry College), "A", ACA, 5%, 2036                    1,000,000          1,031,070
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034                        1,000,000          1,070,220
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), "B",
6.625%, 2010 (c)                                                                                        50,000             54,673
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), "C",
5.75%, 2033                                                                                          1,000,000          1,075,430
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021                  1,000,000          1,053,390
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Olin College), "B", XLCA, 5.25%, 2033                 3,000,000          3,212,520
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.75%, 2009 (c)                  1,000,000          1,057,250
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.85%, 2009 (c)                  1,000,000          1,059,610
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)        1,115,000          1,263,719
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. Higher Education (Smith College),
5.5%, 2010 (c)                                                                                       1,210,000          1,294,664
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), "K",
5.25%, 2023                                                                                          4,350,000          4,351,958
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), "D",
AMBAC, 6.05%, 2010 (c)                                                                               1,745,000          1,907,285
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), "F",
FGIC, 5%, 2023                                                                                         500,000            539,370
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of                          1,780,000          1,880,552
Massachusetts Worcester Campus), "B", FGIC, 5.125%, 2019
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
Massachusetts), "A", FGIC, 5.75%, 2010 (c)                                                           2,395,000          2,592,803
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
Massachusetts), "A", FGIC, 5.85%, 2010 (c)                                                           1,200,000          1,303,272
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
Massachusetts), "C", MBIA, 5.25%, 2031                                                               3,000,000          3,219,120
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
Massachusetts), "D", FGIC, 5%, 2029                                                                  1,500,000          1,587,660
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), 5%, 2033           1,000,000          1,050,840
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Wheelock College), "B",
MBIA, 5.5%, 2021                                                                                     3,275,000          3,460,267
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Williams College), "H",
5%, 2028                                                                                             1,000,000          1,054,920
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilitites Authority Rev. (University of
Massachusetts), "A", FGIC, 5.625%, 2010 (c)                                                          2,170,000          2,339,824
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Brandeis University), "C", MBIA, 0%, 2009              1,000,000            898,310
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Brandeis University), "C", MBIA, 0%, 2010              1,000,000            863,850
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Brandeis University), "C", MBIA, 0%, 2011                500,000            415,355
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 46,386,747
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Deerfield Academy), "A", 5%, 2028                  $  1,000,000       $  1,053,000
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Williston Northampton School),
6.5%, 2008 (c)                                                                                       1,300,000          1,385,839
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.55%, 2019           1,000,000          1,044,740
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.65%, 2019           1,000,000          1,039,120
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023                         500,000            534,680
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Belmont Hill School), 5.625%, 2020                     1,150,000          1,198,128
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Concord Academy), 5.5%, 2027                           2,000,000          2,062,800
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Dana Hall School), 5.9%, 2007 (c)                      1,340,000          1,380,883
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Tabor Academy), 5.4%, 2018                             1,000,000          1,049,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,749,040
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Dominion Energy Brayton Point), 5%, 2036           $  2,000,000       $  2,078,300
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Devens Electric Systems), 5.625%, 2016             $    725,000       $    771,574
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 7.9%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, FGIC, 6.5%, 2019 (u)                                     $  8,020,000       $  9,586,306
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust Rev. (MWRA Program), "A", 5%, 2032                     1,510,000          1,581,665
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust Rev. (Pool Program Bonds), "10", 5%, 2029              1,000,000          1,056,730
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust Rev. (Pool Program Bonds), "10",
5%, 2034                                                                                             1,000,000          1,053,410
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust Rev., Series "5", 5.75%, 2009 (c)                        975,000          1,034,729
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, "5",
5.75%, 2017                                                                                             25,000             26,468
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, General, Rev, "A", MBIA, 5%, 2028                             800,000            862,680
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, General, Rev., "A", FGIC, 6%, 2010 (c)                      1,000,000          1,086,150
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, General, Rev., "J", FSA, 5%, 2023                             500,000            525,260
---------------------------------------------------------------------------------------------------------------------------------
Springfield, MA, Water & Sewer Commission, General, Rev., "A", AMBAC, 5%, 2021                       1,000,000          1,058,920
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,872,318
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $238,702,599
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light Co.), "B", 3.95%,
due 1/03/07                                                                                       $    200,000       $    200,000
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Hospitals & Higher Educational Facilities Authority Rev.                             400,000            400,000
(Children's Hospital Project), "C", 3.99%, due 1/02/07
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan
Program), 4%, due 1/02/07                                                                            1,100,000          1,100,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $  1,700,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $240,402,599
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.7)%                                                                               (13,038,035)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $227,364,564
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of December 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $238,702,599 and 99.29% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(u) Underlying security deposited into special purpose trust by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA        Bond Market Assn.
ETM        Escrowed to Maturity
LIBOR      London Interbank Offered Rate
LOC        Letter of Credit

Insurers
--------------------------------------------------------------------------------------------------------------------------------
ACA        ACA Financial Guaranty Corp.
AMBAC      AMBAC Indemnity Corp.
FGIC       Financial Guaranty Insurance Co.
FHA        Federal Housing Administration
FSA        Financial Security Assurance Inc.
MBIA       MBIA Insurance Corp.
XLCA       XL Capital Insurance Co.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MASSACHUSETTS MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $210,216,260
                                                                  ==-=========
Gross unrealized appreciation                                     $ 14,510,218
Gross unrealized depreciation                                          (28,879)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 14,481,339
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS
                                                                                                                 UNREALIZED
                             NOTIONAL                             CASH FLOWS             CASH FLOWS             APPRECIATION
EXPIRATION                    AMOUNT         COUNTERPARTY         TO RECEIVE               TO PAY               (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
  12/01/07   USD            5,000,000        Merrill Lynch       7- Day BMA            2.795% (fixed rate)         $ 38,825
  2/16/27    USD            2,000,000        Morgan Stanley      5.258% (fixed rate)     3- Month LIBOR             (11,232)
                                                                                                                   --------
                                                                                                                   $ 27,593
                                                                                                                   ========

At December 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Mississippi Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                              SHARES/PAR          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 103.4%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Municipal Airport Authority, Airport Rev., "A", AMBAC, 5%, 2031                      $  1,510,000       $  1,596,387
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 15.7%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016 (u)                             $  6,220,000       $  7,077,240
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", 5.25%, 2027                                      800,000            864,544
---------------------------------------------------------------------------------------------------------------------------------
Hinds County, MS, MBIA, 6.25%, 2010                                                                  1,660,000          1,782,425
---------------------------------------------------------------------------------------------------------------------------------
Hinds County, MS, MBIA, 6.25%, 2011                                                                  1,285,000          1,406,522
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson, Mississippi) FSA, 5.25%, 2020               620,000            698,659
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway
Construction, "N", FGIC, 5%, 2026                                                                    1,000,000          1,058,630
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Public Improvement, "A", CIFG, 5%, 2025                                       500,000            531,425
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,419,445
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Capital Improvement, "I", 6%, 2009 (c)                                                $  1,000,000       $  1,062,200
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2017 (u)                                            1,500,000          1,584,645
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,646,845
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Biloxi, MS, Public School District, MBIA, 5%, 2021                                                $  1,000,000       $  1,036,620
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Public School District, "B", AMBAC, 5.75%, 2010 (c)                                     1,000,000          1,073,850
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Public School District, "B", AMBAC, 0%, 2022                                            2,000,000            900,060
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Public School District, "B", AMBAC, 0%, 2023                                            1,000,000            421,780
---------------------------------------------------------------------------------------------------------------------------------
Madison County, MS, School District, "A", MBIA, 5.875%, 2016                                         1,500,000          1,585,305
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,017,615
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 15.2%
---------------------------------------------------------------------------------------------------------------------------------
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health Center), 5.5%, 2021          $    400,000       $    410,816
---------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                                500,000            518,575
---------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital) MBIA, 6.125%, 2015                        2,250,000          2,251,710
---------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital) MBIA, 6.2%, 2018                          1,000,000          1,000,780
---------------------------------------------------------------------------------------------------------------------------------
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation) AMBAC, 5.6%, 2012                       2,055,000          2,131,302
---------------------------------------------------------------------------------------------------------------------------------
Jones County, MS, Hospital Rev. (South Central Regional Medical Center), 5.5%, 2007 (c)              1,000,000          1,016,340
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Covington Hospital Nursing Home),
"A ", AMBAC, 5%, 2031                                                                                  500,000            527,440
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Medical Center)
MBIA, 6.5%, 2010                                                                                     1,190,000          1,197,033
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Medical Center)
MBIA, 6%, 2013                                                                                         750,000            754,260
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial
Healthcare), "B-1", 5%, 2024                                                                         1,000,000          1,033,990
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General
Hospital) FSA, 5.625%, 2020                                                                          1,000,000          1,071,000
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. Refunding & Improvement,
Hospital South Central, 5.25%, 2031                                                                    500,000            523,985
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement,
Southwest Regional Medical Center, 5.5%, 2019                                                          250,000            264,178
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement,
Southwest Regional Medical Center, 5.75%, 2023                                                         250,000            265,768
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,967,177
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Solid Waste Management, Inc.), 4.4%, 2027                     $    250,000       $    250,740
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Northrop Grumman Ship Systems), 4.55%, 2028                   $    500,000       $    498,405
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                           210,000            228,780
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    727,185
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Jones County, MS, Solid Waste Disposal Rev. (International Paper Co.) "A", 5.8%, 2021             $    500,000       $    513,545
---------------------------------------------------------------------------------------------------------------------------------
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser
Co.), 6.8%, 2022                                                                                     1,250,000          1,533,263
---------------------------------------------------------------------------------------------------------------------------------
Warren County, MS, Environmental Improvement Rev. (International Paper Co.),"A",
4.4%, 2015                                                                                             750,000            739,853
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,786,661
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017           $  1,050,000       $  1,076,786
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 6.0%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.3%, 2031                            $    185,000       $    196,692
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 5.3%, 2023                               675,000            688,628
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.95%, 2031                              265,000            267,266
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.5%, 2032                               275,000            281,100
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA, 6.625%, 2027                               215,000            215,574
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA, 5.3%, 2035                                 745,000            760,667
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "B-2", GNMA, 6.375%, 2032                             450,000            464,589
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "B-2", GNMA, 6.45%, 2033                              470,000            486,910
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "C", GNMA, 4.95%, 2025                                805,000            824,835
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "F", GNMA, 7.55%, 2027                                144,000            152,302
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., GNMA, 6.5%, 2024                                      765,000            769,223
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,107,786
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 14.9%
---------------------------------------------------------------------------------------------------------------------------------
Lamar County, MS, (Jail Project) MBIA, 5.1%, 2021                                                 $    430,000       $    450,498
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Correctional Facilities), "A",
AMBAC, 5.125%, 2025                                                                                  1,000,000          1,058,000
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility
Authority), 5.25%, 2031                                                                                905,000            957,680
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Hinds County Public
Improvements), FSA, 5.25%, 2030                                                                      1,110,000          1,198,678
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital
Rev.), 5.1%, 2020                                                                                    1,000,000          1,046,620
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention
Center) AMBAC, 6%, 2013 (c)                                                                            750,000            856,050
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Public Improvement Board), 5%, 2023                  750,000            754,440
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation
Facilities), 6.2%, 2009 (c)                                                                            400,000            421,216
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation
Facilities), 5.875%, 2014                                                                              375,000            392,306
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Tunica County Building Project),
AMBAC, 5%, 2026                                                                                      1,695,000          1,798,887
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), "A", AMBAC,
5%, 2017                                                                                               785,000            817,962
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2013 (u)                                            1,000,000          1,097,740
---------------------------------------------------------------------------------------------------------------------------------
Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2009 (c)                                        1,750,000          1,890,438
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,740,515
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Convention Center, District Authority Hotel Occupancy Tax Rev., "A", CIFG,
4.5%, 2036                                                                                        $    750,000       $    758,670
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                         135,000            142,814
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    901,484
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                         $    230,000       $    240,088
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                                350,000            361,589
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    601,677
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Madison County (Highway Construction)
FGIC, N, 5%, 2027                                                                                 $  1,000,000       $  1,062,090
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge) AMBAC,
5.1%, 2019                                                                                           1,175,000          1,270,140
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,332,230
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 11.8%
---------------------------------------------------------------------------------------------------------------------------------
Jackson State University, Educational Building Corp. Rev., (Campus Facilities), "A",
FGIC, 5%, 2029                                                                                    $  3,100,000       $  3,245,173
---------------------------------------------------------------------------------------------------------------------------------
Jackson State University, Educational Building Corp. Rev., (Student Recreation Center),
AMBAC, 5.125%, 2027                                                                                    750,000            789,330
---------------------------------------------------------------------------------------------------------------------------------
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical
Center), "B", AMBAC, 5.5%, 2023                                                                      1,000,000          1,165,490
---------------------------------------------------------------------------------------------------------------------------------
Mississippi State University Educational Building Corp. Rev., AMBAC, 5.5%, 2016                      1,000,000          1,070,740
---------------------------------------------------------------------------------------------------------------------------------
Mississippi State University Educational Building Corp. Rev., AMBAC, 5%, 2021                          250,000            260,350
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Valley State University, Educational Building Corp., MBIA, 5.5%, 2021                      890,000            947,770
---------------------------------------------------------------------------------------------------------------------------------
University of Mississippi, Educational Building Corp. (Performing Arts Center) AMBAC,
5.25%, 2009 (c)                                                                                      1,000,000          1,039,950
---------------------------------------------------------------------------------------------------------------------------------
University of Puerto Rico Rev., "Q", 5%, 2026                                                          240,000            253,639
---------------------------------------------------------------------------------------------------------------------------------
University of Puerto Rico Rev., "Q", 5%, 2036                                                          240,000            251,741
---------------------------------------------------------------------------------------------------------------------------------
University of Southern Mississippi, Educational Building Corp. Rev., "B", FSA, 5%, 2032              1,000,000          1,064,160
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,088,343
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., AMBAC, 5.25%, 2013 (u)                                                 $  2,000,000       $  2,101,840
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Municipal Energy Agency Power Supply
Project), "A", XLCA, 5%, 2026                                                                        1,000,000          1,059,470
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Okolona Electric System),
5.2%, 2011 (c)                                                                                       1,010,000          1,073,024
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031                                           875,000            927,929
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,162,263
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 12.6%
---------------------------------------------------------------------------------------------------------------------------------
Harrison County, MS, Wastewater & Solid Waste Management, FGIC, 4.75%, 2008 (c)                   $  1,000,000       $  1,021,940
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25%, 2009 (c)                                         420,000            437,291
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste
Management) FSA, 5.25%, 2021                                                                         1,270,000          1,385,143
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste
Management) FSA, 5.05%, 2027                                                                         1,610,000          1,721,976
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project) FSA,
5.625%, 2012 (c)                                                                                       500,000            557,200
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), "A",
FGIC, 5.25%, 2012 (c)                                                                                2,000,000          2,158,960
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project)
FSA, 5%, 2029                                                                                        2,000,000          2,114,480
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System
Project), FGIC, 5%, 2032                                                                               250,000            261,248
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer
Systems Project, "N", FSA, 5%, 2030                                                                  1,000,000          1,060,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,718,738
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $ 88,141,877
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), 4%, due 1/02/07                   $    300,000       $    300,000
---------------------------------------------------------------------------------------------------------------------------------
Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), 4%, due 1/02/07                        900,000            900,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $  1,200,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $ 89,341,877
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.8)%                                                                                (4,122,331)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $ 85,219,546
---------------------------------------------------------------------------------------------------------------------------------


(c) Refunded bond.
(k) As of December 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $88,141,877 and 98.66% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(u) Underlying security deposited into special purpose trust by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:
BMA       Bond Market Assn.

Insurers
--------------------------------------------------------------------------------------------------------------------------------
AMBAC    AMBAC Indemnity Corp.
CIFG     CDC IXIS Financial Guaranty
FGIC     Financial Guaranty Insurance Co.
FSA      Financial Security Assurance Inc.
GNMA     Government National Mortgage Assn.
MBIA     MBIA Insurance Corp.
XLCA     XL Capital Insurance Co.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MISSISSIPPI MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund , as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $80,015,870
                                                                   ===========
Gross unrealized appreciation                                      $ 4,029,204
Gross unrealized depreciation                                          (63,197)
                                                                   -----------
      Net unrealized appreciation (depreciation)                   $ 3,966,007
                                                                   ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

INTEREST RATE SWAPS
                                                                                                          UNREALIZED
                           NOTIONAL                            CASH FLOWS         CASH FLOWS             APPRECIATION
EXPIRATION                  AMOUNT        COUNTERPARTY         TO RECEIVE           TO PAY               (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/1/07   USD             2,000,000       Merrill Lynch        7 day BMA      2.795% (fixed rates)          $ 26,325

At December 31, 2006 the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) NEW YORK MUNICIPAL BOND FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS New York Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                            SHARES/PAR            VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 103.9%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One
Group), 5.5%, 2024                                                                                $  1,000,000       $  1,081,730
---------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, (120th Series), MBIA, 5.5%, 2018                                             1,500,000          1,532,505
---------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, (132nd Series), 5%, 2033                                                     2,000,000          2,107,160
---------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, Special Obligation Rev. (JFK International), MBIA, 6.25%, 2015               1,000,000          1,163,110
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,884,505
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 8.3%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)                                                 $  2,700,000       $  3,079,053
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Health Systems Rev. (Nassau County), FSA, 6%, 2009 (c)                            1,000,000          1,076,470
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "N", 5%, 2026                                                                          1,500,000          1,584,503
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "D", 5%, 2028                                                                          2,000,000          2,101,560
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "A", 6%, 2010 (c)                                                                        990,000          1,072,715
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "B", 5.375%, 2017                                                                      1,250,000          1,330,875
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "C-1", 5.25%, 2025                                                                     1,000,000          1,074,510
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "G", 5%, 2028                                                                          2,000,000          2,102,520
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "J", FGIC, 5.5%, 2026                                                                      5,000              5,048
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Unrefunded, "A", 6%, 2019                                                                 10,000             10,740
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,437,994
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Erie County, NY, Public Improvement, "A",, FGIC, 5%, 2019                                         $    140,000       $    147,405
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028                 $  1,720,000       $  1,864,480
---------------------------------------------------------------------------------------------------------------------------------
North Babylon, NY, Union Free School District, "A", FGIC, 5.5%, 2018                                 2,415,000          2,555,867
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2012 (c)                                    500,000            593,480
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)                                    500,000            607,800
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)                                    500,000            620,920
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)                                    500,000            633,980
---------------------------------------------------------------------------------------------------------------------------------
Rome, NY, City School District, ETM, FSA, 5.5%, 2019 (c)                                             1,000,000          1,054,230
---------------------------------------------------------------------------------------------------------------------------------
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2008                                550,000            579,535
---------------------------------------------------------------------------------------------------------------------------------
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2009                                550,000            597,751
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,108,043
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 6.7%
---------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women's
Christian Assn.), "A", 6.35%, 2017                                                                $    140,000       $    143,696
---------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women's
Christian Assn.), "A", 6.4%, 2029                                                                      480,000            489,384
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan Littauer
Hospital), "A", 5.75%, 2009                                                                            470,000            475,687
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland
Hospital of Rochester), 5%, 2025                                                                     1,000,000          1,032,340
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore
Health Systems), "D", 5.625%, 2010                                                                     500,000            525,985
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Montefiore Medical Center), AMBAC, 5.25%, 2019                      785,000            823,324
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2033                   250,000            267,585
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (White Plains Hospital), FHA, 5.375%, 2043                         1,500,000          1,613,160
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Non State Supported Debt (Kaleida Health), FHA,
4.6%, 2027                                                                                           1,000,000          1,018,640
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health),
5.5%, 2026                                                                                             250,000            253,855
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health),
"C", 5.5%, 2026                                                                                        500,000            507,710
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Non State Supported Debt (NYU Hospitals Center),
"A", 5%, 2026                                                                                          800,000            824,872
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Health & Hospital Corp. Rev., "A", 5.25%, 2017                                           760,000            789,009
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island
University Hospital), "B", 6.375%, 2031                                                                495,000            517,151
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington
Hospital), "C", 5.875%, 2032                                                                         1,000,000          1,062,330
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
Riverside Hospital), "A", 7.125%, 2031                                                                 500,000            537,525
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,882,253
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033                 $    400,000       $    408,272
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin
Jewish Phase II), 6.7%, 2039                                                                           385,000            418,672
---------------------------------------------------------------------------------------------------------------------------------
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev.,
Continuing Care Retirement (Kendal On Hudson), "A", 6.5%, 2034                                         300,000            321,660
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,148,604
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs
Facility), "B-1", 6.5%, 2017                                                                      $    205,000       $    214,520
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023               695,000            734,386
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033                                 500,000            534,350
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,483,256
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Develpment Agency, Jetblue Airways Corp. Project,
5.125%, 2030                                                                                      $    500,000       $    494,345
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025             350,000            428,645
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    922,990
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev.
(Bristol-Meyers Squibb Co.), 5.75%, 2024                                                          $  1,000,000       $  1,163,990
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                           430,000            468,455
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,632,445
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control Rev.
(International Paper Corp.), 5.55%, 2014                                                          $    750,000       $    808,913
---------------------------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control Rev.
(International Paper Corp.), 6.15%, 2021                                                             1,000,000          1,023,310
---------------------------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control Rev.
(International Paper Corp.), 6.45%, 2023                                                               700,000            746,886
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,579,109
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
New York Liberty Development Corp. Rev. (National Sports Museum), 6.125%, 2019                    $    500,000       $    529,765
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency Rev., Liberty Bonds
(IAC/InterActiveCorp), 5%, 2035                                                                        500,000            519,725
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,049,490
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish
Appeal), "A", 5%, 2027                                                                            $  1,000,000       $  1,054,910
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency Rev., Multi-Family Housing, "A", 5.1%, 2041                       $    840,000       $    864,973
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Housing Development Corp., "C", 5%, 2026                                            500,000            520,230
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Housing Development Corp., "E", 4.65%, 2025                                       1,000,000          1,016,600
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Housing Development Corp., Multi-Family Housing Rev., 5.5%, 2034                       2,000,000          2,071,600
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Housing Development Corp., Multi-Family Housing Rev., "C", 5.6%, 2019                    400,000            420,816
---------------------------------------------------------------------------------------------------------------------------------
Rochester, NY, Housing Authority Mortgage Rev., Coll Andrews Terrace Apartments,
GNMA, 4.8%, 2048                                                                                     1,000,000            994,610
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,888,829
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Schenectady, NY, Metroplex Development Authority Rev., "A", MBIA, 5.375%, 2021                    $    475,000       $    516,320
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 4.6%, 2015                                                         $  2,000,000       $  2,034,820
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 5.1%, 2024                                                            2,000,000          2,062,100
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., "130", 4.75%, 2030                                                    1,500,000          1,516,215
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., "B", 5.85%, 2018                                                        690,000            718,359
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,331,494
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev., (American
Ref-fuel), "C", 5.625%, 2024                                                                      $    850,000       $    901,774
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018                                $    800,000       $    915,128
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Pace University), MBIA, 6%, 2010 (c)                                   1,700,000          1,849,498
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (School Program), 6.25%, 2020                                           1,690,000          1,839,599
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (State University), 5.375%, 2010 (c)                                    1,500,000          1,598,355
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (State University), 5.875%, 2017                                        1,130,000          1,310,337
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Upstate Community Colleges), "A", FSA, 6%, 2010 (c)                    1,010,000          1,098,819
---------------------------------------------------------------------------------------------------------------------------------
New York Municipal Bond Bank Agency, Special Program Rev., "A", AMBAC, 5.25%, 2015                     715,000            759,845
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,371,581
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 12.1%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (City University), "A", 5.625%, 2016                                 $  2,450,000       $  2,766,001
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Judicial Institute at Pace), AMBAC, 5.5%, 2020                         2,500,000          2,654,600
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, "A", MBIA, 5.75%, 2010 (c)                    5,000              5,318
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, "B", MBIA, 5.25%, 2011 (c)                  385,000            412,108
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, "D", FSA, 5.25%, 2010 (c)                    35,000             36,976
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, "B", MBIA,
5.25%, 2031                                                                                            830,000            880,099
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, "D", FSA,
5.25%, 2030`                                                                                            70,000             73,636
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority, Mental Health Services Facilities Improvement, "B", MBIA,
5.25%, 2011 (c)                                                                                        785,000            840,272
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority, Mental Health Services Facilities Improvement, "D", FSA,
5.25%, 2010 (c)                                                                                        895,000            945,523
---------------------------------------------------------------------------------------------------------------------------------
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022                        1,000,000          1,067,680
---------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. (Correctional Facilities), AMBAC, 0%, 2009                          5,000,000          4,646,100
---------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015                               2,750,000          3,034,625
---------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., NY, "A-1", 5.5%, 2018                                            2,000,000          2,158,640
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,521,578
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Transitional Finance Authority Rev., "A", 5.75%, 2009 (c)                           $  2,730,000       $  2,895,711
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Transitional Finance Authority Rev., "A", 5%, 2026                                     1,000,000          1,054,330
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,950,041
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Erie County, NY, Tobacco Asset Securitization Corp., 0%, 2047                                     $  8,000,000       $    773,520
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                                400,000            413,244
---------------------------------------------------------------------------------------------------------------------------------
New York County Tobacco Trust II, 5.625%, 2035                                                         800,000            831,232
---------------------------------------------------------------------------------------------------------------------------------
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset Backed, "C", 0%, 2060                 5,000,000             94,500
---------------------------------------------------------------------------------------------------------------------------------
TSASC, Inc., NY, "1", 5%, 2034                                                                         750,000            768,278
---------------------------------------------------------------------------------------------------------------------------------
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045                                      500,000            513,625
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,394,399
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 13.4%
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., "E", 5.25%, 2008 (c)                                    $    200,000       $    205,274
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., "E", 5.25%, 2015                                           1,300,000          1,333,514
---------------------------------------------------------------------------------------------------------------------------------
Niagara Falls, NY, Bridge Commission Toll Rev., FGIC, 5.25%, 2015 (u)                                7,000,000          7,550,690
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)                                     1,000,000          1,073,670
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded "A", MBIA, 5%, 2032                          310,000            324,186
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 5.5%, 2017 (c)(u)                               10,000,000         11,130,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 21,617,734
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 8.6%
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, FGIC, 5.875%, 2010 (c)                            $  2,000,000       $  2,136,660
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025                                       2,500,000          2,625,925
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, "A", 5%, 2026                                        1,500,000          1,593,525
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, Dedicated Tax Fund Rev., 5.5%, 2015 (c)                750,000            845,858
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, ETM, 7.375%, 2008 (c)                                  755,000            780,617
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)                            825,000            886,801
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority, NY, Commuter Facilities Rev., FGIC, 5.25%, 2011 (c)           1,000,000          1,066,580
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., Highway & Bridges, "A", FSA, 5.8%, 2010 (c)                   20,000             21,531
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., Highway & Bridges, "B-1", FGIC, 5.4%, 2010 (c)             2,000,000          2,128,820
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Highway & Transportation Authority Rev., "Y", 5%, 2036                                   1,700,000          1,782,484
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,868,801
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency Rev. (Daemen College), "A", 6%, 2011 (c)               $  1,000,000       $  1,112,220
---------------------------------------------------------------------------------------------------------------------------------
Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown Community                        500,000            553,160
College), "A", 6.4%, 2010 (c)
---------------------------------------------------------------------------------------------------------------------------------
Hempstead Town, NY, Industrial Development Agency, Civic Facilities Rev. (Hofstra
University), MBIA, 5.8%, 2015                                                                        1,500,000          1,530,675
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Fordham University), AMBAC, 7.2%, 2015                               20,000             20,021
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (St. John's University), "A", MBIA, 5%, 2017                         300,000            317,397
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Yeshiva University), AMBAC, 5.125%, 2034                          1,000,000          1,073,540
---------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Agency Rev. (Le Moyne College), 5.625%, 2021               750,000            807,195
---------------------------------------------------------------------------------------------------------------------------------
Schenectady, NY, Industrial Development Agency, Civic Facilities Rev. (Union
College), "A", AMBAC, 5%, 2032                                                                       2,000,000          2,099,360
---------------------------------------------------------------------------------------------------------------------------------
Utica, NY, Industrial Development Agency, Civic Facilities Rev. (Utica College),
"A", 5.3%, 2008                                                                                         75,000             75,587
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,589,155
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (New York University), "A", FGIC, 5%, 2029                      $  1,000,000       $  1,062,190
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, Water Facilities Rev. (NY American Water Co.),
8.85%, 2015                                                                                       $  2,250,000       $  2,282,108
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., AMBAC, 5.25%, 2014 (u)                                                 $  1,000,000       $  1,050,920
---------------------------------------------------------------------------------------------------------------------------------
Long Island Power Authority, Electrical Systems Rev., "C", 5.5%, 2013 (c)                              400,000            442,872
---------------------------------------------------------------------------------------------------------------------------------
New York Power Authority Rev., 5.25%, 2040                                                           3,000,000          3,144,930
---------------------------------------------------------------------------------------------------------------------------------
New York Power Authority Rev., "A", 5%, 2021                                                         1,000,000          1,058,190
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., 5.5%, 2017                                                200,000            204,708
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,901,620
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 10.2%
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2024                    $  1,005,000       $  1,058,637
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2025                       1,500,000          1,587,090
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2029                       2,000,000          2,129,000
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., 5.75%, 2010                           175,000            187,325
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., 6.875%, 2010                          165,000            165,421
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., 7.25%, 2010                            70,000             70,203
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)                  945,000          1,011,245
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)                1,115,000          1,193,162
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031                             1,005,000          1,081,149
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water
Co.), "B", AMBAC, 6.15%, 2024                                                                        1,500,000          1,501,155
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 5.25%, 2033                      2,000,000          2,115,920
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC,
6.75%, 2014 (c)                                                                                      1,000,000          1,140,390
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., "A", 5%, 2027                          1,500,000          1,572,300
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., "A", ETM, 6%, 2010 (c)                   620,000            668,447
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Water Authority Rev., MBIA, 5.1%, 2012                                             660,000            706,226
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Water Authority Rev., ETM, MBIA, 5.1%, 2012 (c)                                    235,000            252,296
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,439,966
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $167,968,594
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Job Development Authority Rev., 3.92%, due 1/02/07                                  $    800,000       $    800,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., "C",
3.88%, due 1/02/07                                                                                     700,000            700,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., "G",
3.92%, due 1/02/07                                                                                     400,000            400,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $  1,900,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $169,868,594
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.1)%                                                                               (8,313,805)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $161,554,789
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of December 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $167,968,594 and 98.88% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(u) Underlying security deposited into special purpose trust by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:
BMA      Bond Market Assn.
ETM      Escrowed to Maturity
LIBOR    London Interbank Offered Rate

Insurers
--------------------------------------------------------------------------------------------------------------------------------
AMBAC    AMBAC Indemnity Corp.
FGIC     Financial Guaranty Insurance Co.
FHA      Federal Housing Administration
FSA      Financial Security Assurance Inc.
GNMA     Government National Mortgage Assn.
MBIA     MBIA Insurance Corp.
XLCA     XL Capital Insurance Co.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NEW YORK MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $148,523,264
                                                                  ============
Gross unrealized appreciation                                     $ 11,001,309
Gross unrealized depreciation                                           (5,979)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 10,995,330
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS
                                                                                                              UNREALIZED
                         NOTIONAL                              CASH FLOWS            CASH FLOWS              APPRECIATION
EXPIRATION                AMOUNT       COUNTERPARTY            TO RECEIVE              TO PAY               (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07   USD          3,000,000      Merrill Lynch            7-Day BMA          2.795% (fixed rate)         $ 23,295
2/15/22    USD          2,000,000      Merrill Lynch        5.197% (fixed rate)       3-Month LIBOR             (14,623)
2/16/27    USD          2,000,000      Morgan Stanley       5.258% (fixed rate)       3-Month LIBOR             (11,232)
                                                                                                               --------
                                                                                                               $ (2,560)
                                                                                                               ========

At December 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS North Carolina Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                        SHARES/PAR                VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 104.5%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2029                                                  $  2,000,000       $  2,115,095
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2034                                                     4,485,000          4,731,271
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "B", MBIA, 5.875%, 2019                                                 1,000,000          1,056,030
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "B", MBIA, 5.875%, 2020                                                 3,775,000          3,985,607
---------------------------------------------------------------------------------------------------------------------------------
Raleigh Durham, NC, Airport Authority Rev., "A", FGIC, 5.25%, 2018                                   2,700,000          2,865,375
---------------------------------------------------------------------------------------------------------------------------------
Raleigh Durham, NC, Airport Authority Rev., "A", AMBAC, 5%, 2030                                     3,000,000          3,188,640
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,942,018
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, 5.5%, 2010 (c)                                                                     $  3,100,000       $  3,340,064
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                                       2,000,000          2,156,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,496,564
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Public Improvement, 5.8%, 2010 (c)                                        $  4,200,000       $  4,597,320
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Brunswick County, NC, FGIC, 5%, 2020                                                              $  2,800,000       $  2,980,292
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, NC, 5.8%, 2010 (c)                                                                4,400,000          4,755,300
---------------------------------------------------------------------------------------------------------------------------------
Johnston County, NC, FGIC, 5.6%, 2010 (c)                                                            2,000,000          2,152,800
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Public Improvement, 5%, 2021                                                 1,435,000          1,514,112
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, School Improvement, 5%, 2019                                                 1,255,000          1,334,178
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,736,682
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 22.6%
---------------------------------------------------------------------------------------------------------------------------------
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017                    $  1,200,000       $  1,245,372
---------------------------------------------------------------------------------------------------------------------------------
Charlotte-Mecklenburg, NC, Healthcare Systems Rev. (Carolinas Healthcare), "A",
5.125%, 2022                                                                                         1,000,000          1,027,610
---------------------------------------------------------------------------------------------------------------------------------
Charlotte-Mecklenburg, NC, Healthcare Systems Rev. (Carolinas Healthcare), "A", 5%, 2031             3,500,000          3,628,940
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, NC, Hospital Facilities Rev. (Cumberland Hospital), MBIA, ETM,
0%, 2009 (c)                                                                                         1,800,000          1,625,238
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), MBIA,
5%, 2019                                                                                             6,225,000          6,434,036
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Cleveland County Healthcare), "A", AMBAC, 5%, 2035           1,305,000          1,369,793
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Morehead Memorial Hospital), FHA, 5%, 2026                   2,000,000          2,117,080
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Northeast Medical Center), 5.25%, 2029                       2,000,000          2,122,260
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Novant Health), "A", MBIA, 5%, 2018                          1,975,000          2,035,672
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), AMBAC,
5%, 2021                                                                                             3,500,000          3,695,685
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson Health Care
System), FSA, 5.125%, 2032                                                                           1,500,000          1,576,140
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial Hospital),
5.5%, 2015                                                                                           5,790,000          5,874,592
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial Hospital),
5.5%, 2019                                                                                           6,500,000          6,595,030
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health
Systems), MBIA, 5.1%, 2018                                                                           1,500,000          1,547,550
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health
Systems), 5.5%, 2021                                                                                 2,825,000          3,023,287
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Pitt County Memorial
Hospital), "B", 5%, 2008 (c)                                                                         3,000,000          3,103,590
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Rex Healthcare), AMBAC, 5%, 2017              5,000,000          5,137,100
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional
Medical Center), 5.375%, 2032                                                                        3,330,000          3,501,861
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital),
AMBAC, 0%, 2013                                                                                      1,000,000            759,580
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital),
---------------------------------------------------------------------------------------------------------------------------------
AMBAC, 0%, 2015                                                                                      1,140,000            789,268
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Health Novant Health Obligations Group, 4.5%, 2036                       3,000,000          2,990,040
---------------------------------------------------------------------------------------------------------------------------------
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., ASST GTY,
5.5%, 2019                                                                                           1,190,000          1,245,442
---------------------------------------------------------------------------------------------------------------------------------
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., ASST
GTY, 5.1%, 2021                                                                                      1,000,000          1,048,550
---------------------------------------------------------------------------------------------------------------------------------
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), MBIA,
5%, 2026                                                                                             1,315,000          1,408,089
---------------------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)                          10,135,000         10,764,282
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 74,666,087
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commision, Health Ref First Mortgage (Salemtowne),
5.1%, 2030                                                                                        $    600,000       $    605,760
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres
Community), 6.375%, 2032                                                                             1,000,000          1,059,740
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Deerfield),
"A", 5%, 2023                                                                                        1,000,000          1,045,360
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens
Estates), 6.5%, 2032                                                                                   800,000            859,952
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev., "A", 6.125%, 2035                 750,000            788,963
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev., First Mortgage
(Presbyterian Homes), 5.5%, 2031                                                                       750,000            780,818
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,140,593
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, NC, Finance Corp., Installment Payment Rev. (Detention Center
& Mental Health), AMBAC, 5.625%, 2019                                                             $  2,125,000       $  2,235,288
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa
Refinery), 5.875%, 2022                                                                           $    860,000       $    936,910
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Columbus County, NC, Industrial Facilities & Pollution Control Financing
Authority Rev. (International Paper Co.), "A", 5.8%, 2016                                         $  2,000,000       $  2,064,300
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Housing Authority Rev.,, GNMA, N, 4.8%, 2048                                       $  2,000,000       $  1,992,740
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035                   2,000,000          2,018,100
---------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022                                   1,000,000          1,053,230
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency, "H", FHA, 6.05%, 2028                                         2,525,000          2,558,229
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev., "A", 5.8%, 2034                 1,000,000          1,084,370
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,706,669
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 7.1%
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "15-A", FSA, 4.95%, 2032                              $    430,000       $    438,063
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "19-A", 5.1%, 2030                                       2,390,000          2,459,310
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "22-A", 4.8%, 2026                                       2,000,000          2,050,580
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "23-A", 4.8%, 2037                                       3,000,000          3,045,570
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "24-A", 4.75%, 2026                                      2,000,000          2,046,000
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "25-A", 5.75%, 2037                                      2,000,000          2,140,300
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "5-A", 5.55%, 2019                                       2,580,000          2,638,901
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "7-A", 6.15%, 2020                                         590,000            608,497
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "A", 5.25%, 2020                                         1,310,000          1,330,004
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "A", 5.375%, 2023                                          245,000            252,786
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "PP", FHA, 6.15%, 2017                                   1,085,000          1,108,545
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "RR", 5.85%, 2028                                        1,940,000          1,972,301
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev.,  "26-A ", 4.7%, 2038                                     3,295,000          3,278,887
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 23,369,744
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 8.0%
---------------------------------------------------------------------------------------------------------------------------------
Brunswick County, NC, Certificates of Participation, FSA, 5.5%, 2010 (c)                          $  1,000,000       $  1,068,590
---------------------------------------------------------------------------------------------------------------------------------
Cabarrus County, NC, Installment Financing Contract, 5%, 2021                                        5,500,000          5,816,360
---------------------------------------------------------------------------------------------------------------------------------
Carteret County, NC, AMBAC, 5.625%, 2020                                                             1,010,000          1,077,589
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Convention Facilities), AMBAC, 0%, 2008                3,000,000          2,793,630
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Public Safety Facilities), "D",
5.5%, 2010 (c)                                                                                       3,000,000          3,200,790
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Transit Projects), "E", 5%, 2035                       1,990,000          2,094,515
---------------------------------------------------------------------------------------------------------------------------------
Harnett County, NC, Certificates of Participation, FSA, 5.25%, 2015                                  1,020,000          1,114,238
---------------------------------------------------------------------------------------------------------------------------------
Harnett County, NC, Certificates of Participation, FSA, 5.5%, 2016                                   1,225,000          1,315,123
---------------------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Certificates of Participation (School Facilities Improvement), "A",
FSA, 5.5%, 2020                                                                                      1,250,000          1,325,613
---------------------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Certificates of Participation (School Facilities Improvement), "B",
FSA, 5.75%, 2018                                                                                     1,390,000          1,486,341
---------------------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Certificates of Participation (School Facilities Improvement), "B",
FSA, 5.75%, 2019                                                                                     1,390,000          1,485,465
---------------------------------------------------------------------------------------------------------------------------------
Randolph County, NC, Certificates of Participation, FSA, 5.6%, 2009 (c)                              3,000,000          3,163,950
---------------------------------------------------------------------------------------------------------------------------------
Rockingham, NC, Certificates of Participation, AMBAC, 5.125%, 2024                                     350,000            374,532
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 26,316,736
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Cabarrus County, NC, Development Corp., AMBAC, 5.3%, 2019                                         $  1,250,000       $  1,305,313
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, NC, Certificates of Participation (Public Facilities & Equipment),
5.25%, 2013 (c)                                                                                      1,230,000          1,343,566
---------------------------------------------------------------------------------------------------------------------------------
Iredell County, NC, Public Facilities (School Projects), AMBAC, 5.5%, 2010 (c)                       1,000,000          1,068,590
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Certificates of Participation (New Hanover County Projects),
AMBAC, 5.25%, 2011 (c)                                                                               1,635,000          1,766,748
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016 (u)                                            3,000,000          3,380,850
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, NC, Certificates of Participation (Rutherford County School),
AMBAC, 5%, 2023                                                                                        840,000            889,652
---------------------------------------------------------------------------------------------------------------------------------
Sampson County, NC, Certificates of Participation, FSA, 4.5%, 2036                                   1,000,000            996,730
---------------------------------------------------------------------------------------------------------------------------------
Winston Salem, NC, Certificates of Participation, "A", 4.75%, 2031                                   1,000,000          1,029,800
---------------------------------------------------------------------------------------------------------------------------------
Winston Salem, NC, Certificates of Participation, "C", 5%, 2011 (c)                                  2,575,000          2,717,423
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,498,672
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018                                $  1,000,000       $  1,041,140
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                        1,650,000          1,704,549
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,745,689
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                         $  1,785,000       $  1,863,290
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                           2,000,000            136,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,999,810
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., FSA, 6%, 2018 (u)           $ 10,850,000       $ 12,944,050
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 11.3%
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Wilmington, Certificates of Participation (Student
Housing Project), FGIC, 5%, 2028                                                                  $  1,825,000       $  1,947,677
---------------------------------------------------------------------------------------------------------------------------------
Appalachian State University, NC, "A", FGIC, 5.125%, 2013 (c)                                        1,260,000          1,362,577
---------------------------------------------------------------------------------------------------------------------------------
Appalachian State University, NC, Rev., FSA, 5.6%, 2010 (c)                                          2,285,000          2,453,793
---------------------------------------------------------------------------------------------------------------------------------
Appalachian State University, NC, Rev., "C", MBIA, 5%, 2030                                          1,000,000          1,066,450
---------------------------------------------------------------------------------------------------------------------------------
East Carolina University, NC, Rev., "A", AMBAC, 5.25%, 2011 (c)                                      1,375,000          1,475,114
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), "A",
5.25%, 2012 (c)                                                                                      2,000,000          2,165,380
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (High Point University),
5.125%, 2018                                                                                           510,000            532,843
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (High Point University),
5.125%, 2021                                                                                           300,000            311,502
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales
University), "A", XLCA, 5.25%, 2022                                                                  1,870,000          2,016,066
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales
University), "A", XLCA, 5%, 2033                                                                     3,385,000          3,539,695
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Prerefunded (Duke University)  "A ",
5.125%, 2011 (c)                                                                                     4,050,000          4,311,347
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Unrefunded (Duke University)  "A ",
5.125%, 2041                                                                                           950,000            991,097
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Industrial Tourist Authority (University Plaza), "A", MBIA, 5%, 2020                     2,180,000          2,275,658
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Greensboro Rev., "A", FSA, 5%, 2020                                    2,835,000          2,989,989
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Systems Pool Rev., "C", AMBAC, 5%, 2029                                2,000,000          2,112,960
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, University Rev., 5%, 2028                                              2,000,000          2,109,720
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Wilmington Rev., "A", AMBAC, 5%, 2019                                  1,375,000          1,455,630
---------------------------------------------------------------------------------------------------------------------------------
University of Puerto Rico Rev., "Q", 5%, 2026                                                          960,000          1,014,557
---------------------------------------------------------------------------------------------------------------------------------
University of Puerto Rico Rev., "Q", 5%, 2036                                                        2,965,000          3,110,048
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 37,242,103
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power &
Light Co.), 5.375%, 2017                                                                          $  2,500,000       $  2,659,075
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 18.2%
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018 (u)                                $ 13,000,000       $ 15,370,420
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018                                       1,245,000          1,472,013
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", ETM, 7.5%, 2010 (c)                              2,595,000          2,841,006
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", MBIA, 7.5%, 2010                                 3,005,000          3,321,096
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", ETM, 5%, 2017 (c)                                3,120,000          3,388,570
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "B", MBIA, 7.25%, 2007                                5,000,000          5,000,000
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power, MBIA, 5.25%, 2019 (u)                                               10,000,000         10,748,300
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 7%, 2007                         5,000,000          5,000,000
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 6%, 2011                         5,000,000          5,419,250
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                           1,000,000          1,080,810
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 5.25%, 2020 (u)                  6,000,000          6,442,320
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 60,083,785
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 8.7%
---------------------------------------------------------------------------------------------------------------------------------
Broad River, NC, Water Authority Rev., MBIA, 5.75%, 2010 (c)                                      $  1,490,000       $  1,604,030
---------------------------------------------------------------------------------------------------------------------------------
Cary, NC, Combined Enterprise Systems Rev., 5%, 2026                                                 1,000,000          1,044,130
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Storm Water Fee Rev., 6%, 2010 (c)                                                    3,180,000          3,448,646
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Storm Water Fee Rev., 5%, 2034                                                        3,675,000          3,874,736
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2009 (c)                                           2,000,000          2,116,160
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2010 (c)                                           3,075,000          3,310,330
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017                                                1,650,000          1,788,666
---------------------------------------------------------------------------------------------------------------------------------
Durham County, NC, Enterprise Systems Rev., MBIA, 5%, 2023                                           1,675,000          1,774,629
---------------------------------------------------------------------------------------------------------------------------------
Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2011 (c)                                       1,490,000          1,592,661
---------------------------------------------------------------------------------------------------------------------------------
Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2011 (c)                                       1,750,000          1,870,575
---------------------------------------------------------------------------------------------------------------------------------
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016                                      1,005,000          1,067,973
---------------------------------------------------------------------------------------------------------------------------------
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019                                   1,170,000          1,261,962
---------------------------------------------------------------------------------------------------------------------------------
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028                                        700,000            741,713
---------------------------------------------------------------------------------------------------------------------------------
Kannapolis, NC, Water & Sewer Rev., "B", FSA, 5.25%, 2021                                            1,000,000          1,061,260
---------------------------------------------------------------------------------------------------------------------------------
Raleigh, NC, Combined Enterprise Systems Rev., 5%, 2014 (c)                                            385,000            415,954
---------------------------------------------------------------------------------------------------------------------------------
Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033                                              1,600,000          1,697,984
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 28,671,409
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $345,053,504
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.5)%                                                                               (14,816,625)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $330,236,879
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of December 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $345,053,504 and 100.00% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(u) Underlying security deposited into special purpose trust by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

ETM      Escrowed to Maturity

Insurers
--------------------------------------------------------------------------------------------------------------------------------
AMBAC         AMBAC Indemnity Corp.
ASST GTY      Asset Guaranty Insurance Co.
BMA           Bond Market Assn.
FGIC          Financial Guaranty Insurance Co.
FHA           Federal Housing Administration
FNMA          Federal National Mortgage Assn.
FSA           Financial Security Assurance Inc.
GNMA          Government National Mortgage Assn.
LIBOR         London Interbank Offered Rate
MBIA          MBIA Insurance Corp.
XLCA          XL Capital Insurance Co.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NORTH CAROLINA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $304,181,722
                                                                  ============
Gross unrealized appreciation                                     $ 19,519,687
Gross unrealized depreciation                                          (72,905)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 19,446,782
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 12/31/06

                                                                                                                  UNREALIZED
                             NOTIONAL                              CASH FLOWS           CASH FLOWS               APPRECIATION
EXPIRATION                    AMOUNT          COUNTERPARTY         TO RECEIVE             TO PAY                (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/1/07 USD                 $7,000,000       Merrill Lynch           7-day BMA       2.795% (fixed rate)            $ 55,180
2/7/22 USD                   3,000,000       Goldman Sachs      3.852% (fixed rate)       7-day BMA                    1,591
2/15/22 USD                  3,000,000       Merrill Lynch      5.197% (fixed rate)     3-Month LIBOR                (21,935)
2/16/27 USD                  3,500,000       Morgan Stanley     5.258% (fixed rate)     3-Month LIBOR                (19,655)
                                                                                                                    --------
                                                                                                                    $ 15,181
                                                                                                                    ========

At December 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Pennsylvania Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                            SHARES/PAR            VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 104.6%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), FGIC, 6.125%, 2017         $    500,000       $    533,381
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), MBIA, 5.75%, 2014             1,000,000          1,101,330
---------------------------------------------------------------------------------------------------------------------------------
Susquehanna Area Regional Airport, AMBAC, 5.375%, 2023                                                 500,000            531,925
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,166,636
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 8.6%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.3%, 2018                                 $    285,000       $    301,886
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.4%, 2019                                      290,000            308,090
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)                                                    2,000,000          2,280,780
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, FGIC, 5.5%, 2015 (u)                                                    2,000,000          2,258,720
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Convention Center, FGIC, 5%, 2025                                                     500,000            530,870
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Convention Center, FGIC, 5%, 2026                                                     500,000            530,170
---------------------------------------------------------------------------------------------------------------------------------
Luzerne County, PA, MBIA, 5.25%, 2012 (c)                                                              500,000            542,140
---------------------------------------------------------------------------------------------------------------------------------
North Huntingdon Township, PA, AMBAC, 5.25%, 2019                                                      500,000            531,750
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Finance Authority Rev. (Penn Hills), "A", FGIC, 5.45%, 2010 (c)                            85,000             90,619
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Finance Authority Rev. (Penn Hills), "A", FGIC, 5.45%, 2019                               415,000            439,327
---------------------------------------------------------------------------------------------------------------------------------
State of Pennsylvania, 6%, 2010 (c)                                                                  1,000,000          1,076,690
---------------------------------------------------------------------------------------------------------------------------------
State of Pennsylvania, 6.25%, 2010                                                                     300,000            325,149
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,216,191
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, FGIC, 5.75%, 2009 (c)                                                             $    500,000       $    526,865
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 19.1%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Valley, PA, School District, "A", MBIA, 5%, 2028                                        $  1,000,000       $  1,061,730
---------------------------------------------------------------------------------------------------------------------------------
Ambridge, PA, Area School District, MBIA, 5%, 2034                                                     750,000            793,725
---------------------------------------------------------------------------------------------------------------------------------
Butler, PA, School District, FGIC, 5.375%, 2018                                                        500,000            513,460
---------------------------------------------------------------------------------------------------------------------------------
Chambersburg, PA, School District, FSA, 5%, 2011 (c)                                                   500,000            527,890
---------------------------------------------------------------------------------------------------------------------------------
Chester County, PA, School Authority (School Intermediate Unit Project), "N", AMBAC,
5%, 2025                                                                                               750,000            801,398
---------------------------------------------------------------------------------------------------------------------------------
Downingtown, PA, School District, AMBAC, 5.65%, 2008 (c)                                               500,000            516,170
---------------------------------------------------------------------------------------------------------------------------------
Exeter Township, PA, School District, FGIC, 5%, 2025                                                 1,000,000          1,057,000
---------------------------------------------------------------------------------------------------------------------------------
Garnet Valley, PA, School District, FGIC, 5.5%, 2015                                                   750,000            816,353
---------------------------------------------------------------------------------------------------------------------------------
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023                                             1,000,000          1,075,510
---------------------------------------------------------------------------------------------------------------------------------
Gateway, PA, Allegheny School District, FGIC, 5%, 2032                                               1,890,000          1,989,698
---------------------------------------------------------------------------------------------------------------------------------
North Allegheny, PA, School District, FGIC, 5.05%, 2022                                                590,000            616,119
---------------------------------------------------------------------------------------------------------------------------------
North Schuylkill, PA, School District, FGIC, 5%, 2028                                                  650,000            678,834
---------------------------------------------------------------------------------------------------------------------------------
Palmyra, PA, School District, FGIC, 5.375%, 2016                                                       820,000            887,437
---------------------------------------------------------------------------------------------------------------------------------
Pennridge, PA, School District, MBIA, 5%, 2020                                                         500,000            529,085
---------------------------------------------------------------------------------------------------------------------------------
Pennridge, PA, School District, MBIA, 5%, 2021                                                         500,000            528,525
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Public School Building (Garnet Valley School District), AMBAC, 5.5%, 2011 (c)           1,005,000          1,075,561
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, "A", FSA, 5.25%, 2014 (c)                                     1,000,000          1,095,990
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, FSA, 5%, 2011 (c)                                               280,000            294,669
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, FSA, 5%, 2019                                                   220,000            229,282
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, AMBAC, 5.375%, 2007 (c)                                             500,000            502,125
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, FSA, 5.75%, 2011 (c)                                                500,000            539,800
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)                                                  500,000            534,415
---------------------------------------------------------------------------------------------------------------------------------
South Park, PA, School District, FGIC, 5%, 2019                                                        750,000            784,238
---------------------------------------------------------------------------------------------------------------------------------
Southeastern Area, PA, Special Schools Authority Rev., 0%, 2007                                        360,000            350,291
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC,
5%, 2030                                                                                               500,000            530,475
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, PA School (Tuscarora School District), FSA,
5%, 2013 (c)                                                                                         1,000,000          1,073,540
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, PA, School Rev. (Haverford Township Project),
XLCA, 5%, 2027                                                                                       1,000,000          1,061,240
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 20,464,560
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 12.0%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health
Systems), "B", 6.75%, 2025                                                                        $    555,000       $    597,380
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems),
MBIA, 5%, 2018                                                                                         500,000            516,110
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
Health), 9.25%, 2030                                                                                   150,000            178,179
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
Health), "B", 9.25%, 2022                                                                               50,000             59,393
---------------------------------------------------------------------------------------------------------------------------------
Blair County, PA, Hospital Authority Rev. (Altoona), AMBAC, 5.5%, 2008                                 470,000            482,168
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Authority Hospital Rev. Crozer Keystone Obligations Group, "A",
5%, 2031                                                                                               500,000            516,615
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2017                 675,000            725,679
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2026                                              500,000            535,460
---------------------------------------------------------------------------------------------------------------------------------
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018               200,000            205,838
---------------------------------------------------------------------------------------------------------------------------------
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035               350,000            379,092
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), "A", 5.625%, 2034                  350,000            376,901
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032                     600,000            630,276
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), MBIA, 7%, 2016                  250,000            291,123
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (St. Luke's Bethlehem Hospital), 5.375%, 2033             600,000            631,116
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA, 5.25%, 2019                            500,000            533,470
---------------------------------------------------------------------------------------------------------------------------------
Lycoming County, PA, Authority Hospital Rev. (Williamsport Hospital Obligation
Group), CONNIE LEE, 5.375%, 2010                                                                       750,000            757,913
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2043                           750,000            805,215
---------------------------------------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032                 400,000            422,676
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6.25%, 2018                   100,000            110,447
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6%, 2031                      650,000            709,313
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Health & Educational Facilities Rev. (Jeane Health), ETM, 6.6%, 2010                 115,000            120,667
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Health & Educational Facilities Rev. (Temple University),
6.625%, 2023                                                                                           250,000            252,688
---------------------------------------------------------------------------------------------------------------------------------
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), 5.875%, 2031                        500,000            542,940
---------------------------------------------------------------------------------------------------------------------------------
Sayre, PA, Health Care Facilities Authority Rev. (Latrobe Hospital), AMBAC,
5.25%, 2012 (c)                                                                                        585,000            631,496
---------------------------------------------------------------------------------------------------------------------------------
South Central, PA, General Authority Rev., 5.625%, 2011 (c)                                            490,000            532,253
---------------------------------------------------------------------------------------------------------------------------------
South Central, PA, General Authority Rev., Wellspan Health, ETM, 5.625%, 2026 (c)                      110,000            118,058
---------------------------------------------------------------------------------------------------------------------------------
St. Mary's Hospital Authority, PA, Health Systems Rev. (Catholic Health East), "B",
5.375%, 2034                                                                                           750,000            799,665
---------------------------------------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority (Holy Spirit Hospital), 6.25%, 2032                                 350,000            376,142
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,838,273
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (Ann's Choice, Inc.), 6.125%, 2025        $    250,000       $    265,640
---------------------------------------------------------------------------------------------------------------------------------
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health
Center Project), 5.75%, 2022                                                                           250,000            259,138
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)                         110,000            131,239
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)                          40,000             47,723
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project),
5.875%, 2031                                                                                           500,000            527,475
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Acts Retirement Communities, "A", 4.5%, 2036             500,000            480,905
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing
Care), 6.25%, 2035                                                                                     250,000            265,308
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,977,428
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy),
8%, 2024                                                                                          $    150,000       $    150,290
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan           $    530,000       $    531,394
Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019
---------------------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Industrial Development Corp. (Waste Management), LOC, 5.1%, 2018              500,000            508,840
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,040,234
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017                   $    300,000       $    322,374
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021                      150,000            161,261
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev.
(Procter & Gamble), 5.375%, 2031                                                                     1,000,000          1,131,210
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),                  270,000            294,146
5.875%, 2022
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,908,991
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority, Pollution Control (International
Paper Co.), "A", 5.3%, 2012                                                                       $    650,000       $    684,535
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013 (n)                                       $    150,000       $    149,835
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015                                $  1,000,000       $  1,057,070
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev., "A", FGIC, 5%, 2025                                     500,000            531,745
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2010 (c)                                     500,000            537,815
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,126,630
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC,
5.25%, 2017                                                                                       $    500,000       $    524,665
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE - LOCAL - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev.,
"RR", 4.75%, 2025                                                                                 $    375,000       $    379,091
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 6.6%
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency Rev. , "96 A", 4.7%, 2037                                     $    750,000       $    746,325
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020                         1,405,000          1,438,636
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2021                          750,000            761,378
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033                          490,000            495,571
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034                             720,000            730,015
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., "93-A", 5.75%, 2037                  740,000            788,588
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., "94-A", 5.1%, 2031                   500,000            515,795
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., "95-A", 4.875%, 2031               1,000,000          1,013,720
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., "A", 4.875%, 2026                    500,000            513,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,003,028
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                                     $    300,000       $    311,166
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 6.93%, 2018 (p)                    $    500,000       $    614,290
---------------------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020                                 235,000            241,394
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Industrial Development Authority, Economic Development, AMBAC, 7%, 2007                   300,000            300,000
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2026                                1,000,000          1,056,820
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2030                                   750,000            790,643
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority, MBIA, 5.35%, 2012                                  500,000            510,945
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2013 (u)                                            1,000,000          1,097,740
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,611,832
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Education, Capital Acquistion Rev., MBIA, 5%, 2026                            $  1,500,000       $  1,561,140
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room),
AMBAC, 5.25%, 2013                                                                                $    500,000       $    523,655
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                         135,000            142,814
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    666,469
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023                 $    350,000       $    371,917
---------------------------------------------------------------------------------------------------------------------------------
Washington County, PA, Redevelopment Authority (Victory Centre Project), "A", 5.45%, 2035              250,000            255,660
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    627,577
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                         $    315,000       $    328,816
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                            140,000            141,722
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    470,538
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission, 5.5%, 2015                                                      $    250,000       $    270,373
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 7.5%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009 (c)                          $    500,000       $    531,770
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, MBIA, 5.5%, 2020 (u)                 3,000,000          3,482,700
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "Y", 5.5%, 2036                      1,020,000          1,121,245
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission, MBIA, 5%, 2024                                                     1,775,000          1,876,761
---------------------------------------------------------------------------------------------------------------------------------
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.25%, 2013                    500,000            520,740
---------------------------------------------------------------------------------------------------------------------------------
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.375%, 2017                   500,000            511,265
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,044,481
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 12.3%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, (Chatham College), 5.95%, 2032                                              $    335,000       $    358,071
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University),
"A", XLCA, 5%, 2024                                                                                  1,000,000          1,069,670
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority (Dickinson College), AMBAC, 5.55%, 2010 (c)                 535,000            571,546
---------------------------------------------------------------------------------------------------------------------------------
Harrisburg, PA, University of Science, "A", 5.4%, 2016                                                 300,000            302,013
---------------------------------------------------------------------------------------------------------------------------------
Harrisburg, PA, University of Science, "B", 6%, 2036                                                   200,000            201,836
---------------------------------------------------------------------------------------------------------------------------------
Lycoming County, PA, (College of Technology), AMBAC, 5.25%, 2032                                       750,000            791,205
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities (Allegheny College), 4.75%, 2031                            500,000            510,170
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities (Philadelphia University), 5.5%, 2020                       500,000            530,500
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Clarion University
Foundation), XLCA, 5%, 2023                                                                          1,000,000          1,052,000
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032              500,000            528,480
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Marywood University), MBIA,
5.5%, 2010 (c)                                                                                         300,000            317,922
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Mercyhurst College), "B",
5%, 2023                                                                                               500,000            513,335
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University),
5.375%, 2029                                                                                           300,000            318,891
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031               300,000            309,879
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Public School Building Authority (Delaware County College), MBIA,
5.75%, 2010 (c)                                                                                        500,000            534,575
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Public School Building Authority, Montgomery County Community College,
AMBAC, 5%, 2025                                                                                        500,000            533,620
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State University, 5%, 2029                                                              1,400,000          1,489,936
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State University, "A", 5%, 2029                                                         1,000,000          1,057,910
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, PA, Jefferson County (Dubois Technical
School), FGIC, 5%, 2026                                                                              1,000,000          1,059,400
---------------------------------------------------------------------------------------------------------------------------------
Union County, PA, Higher Educational Facilities Financing Authority, University Rev.
(Bucknell University), 5.25%, 2021                                                                   1,000,000          1,075,810
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,126,769
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority (Germantown Friends School
Project), 5.35%, 2031                                                                             $    600,000       $    634,308
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners),
6.65%, 2010                                                                                       $    110,000       $    114,234
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev.
(Colver), "G", 5.125%, 2015                                                                            100,000             99,922
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev.
(Northampton Generating), 6.4%, 2009                                                                   150,000            152,409
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    366,565
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Pollution Control Rev. (PPL
Electric Utilities Corp.), "A", FGIC, 4.7%, 2029                                                  $    500,000       $    516,395
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Rev. (PPL Electric Utilities
Corp.), FGIC, 4.75%, 2027                                                                              750,000            775,995
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,292,390
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., AMBAC, 5.25%, 2014 (u)                                                 $  4,340,000       $  4,560,993
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), FSA, 5.25%, 2020                          1,000,000          1,071,610
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2009 (c)                                                1,000,000          1,053,800
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2011 (c)                                                  500,000            539,070
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,225,473
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 10.7%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Sewer Rev., MBIA, 5.75%, 2010 (c)                                           $    750,000       $    811,373
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, (Suburban Water Co.), FGIC, 5.55%, 2032                                            1,000,000          1,065,780
---------------------------------------------------------------------------------------------------------------------------------
Chester County, PA, Industrial Development Authority Rev., "A", FGIC, 5%, 2041                       1,000,000          1,046,710
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Water Quality Control Authority, Sewer Rev., FGIC, 5%, 2018                       750,000            784,583
---------------------------------------------------------------------------------------------------------------------------------
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018                                                   750,000            787,898
---------------------------------------------------------------------------------------------------------------------------------
Johnstown, PA, Redevelopment Authority, Sewer Rev., "A", FSA, 5%, 2034                               1,500,000          1,585,455
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, PA, Water & Sewer Authority Rev., MBIA, 5%, 2028                                     440,000            465,414
---------------------------------------------------------------------------------------------------------------------------------
Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034                                    1,660,000          1,757,674
---------------------------------------------------------------------------------------------------------------------------------
University Area Joint Authority, Sewer Rev., MBIA, 5%, 2023                                          1,500,000          1,563,135
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018                                      500,000            514,035
---------------------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Municipal Authority Services Rev., FSA, 5.25%, 2015 (c)                     1,000,000          1,111,060
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,493,117
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $111,859,450
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian
University Hospital), "D", 3.95%, due 1/04/07                                                     $  1,300,000       $  1,300,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $113,159,450
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.8)%                                                                                (6,236,774)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $106,922,676
---------------------------------------------------------------------------------------------------------------------------------


(c) Refunded bond.
(k) As of December 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $111,859,450 and 98.85% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of this security was $149,835, representing 0.1% of net assets.
(p) Primary inverse floater.
(u) Underlying security deposited into special purpose trust by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:
ETM       Escrowed to Maturity
LOC       Letter of Credit

Insurers
--------------------------------------------------------------------------------------------------------------------------------
AMBAC         AMBAC Indemnity Corp.
ASST GTY      Asset Guaranty Insurance Co.
BMA           Bond Market Assn.
CONNIE LEE    Connie Lee Insurance Co.
FGIC          Financial Guaranty Insurance Co.
FSA           Financial Security Assurance Inc.
MBIA          MBIA Insurance Corp.
XLCA          XL Capital Insurance Co.

Inverse Floaters
--------------------------------------------------------------------------------------------------------------------------------
RITES         Residual Interest Tax-Exempt Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS PENNSYLVANIA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $102,104,743
                                                                  ============
Gross unrealized appreciation                                     $  4,931,685
Gross unrealized depreciation                                          (46,978)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $  4,884,707
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 12/31/06
                                                                                                                   UNREALIZED
                             NOTIONAL                                 CASH FLOWS             CASH FLOWS           APPRECIATION
EXPIRATION                    AMOUNT            COUNTERPARTY          TO RECEIVE               TO PAY            (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/1/07   USD               $2,000,000         Merrill Lynch           7-day BMA         2.795% (fixed rate)         $ 15,530
3/26/17   USD                2,000,000         Goldman Sachs           7-Day BMA         3.710% (fixed rate)            2,898
6/6/17    USD                1,500,000         Merrill Lynch           7-Day BMA         3.579% (fixed rate)           18,559
6/12/19   USD                1,500,000         Merrill Lynch           7-day BMA         3.660% (fixed rate)           18,169
4/27/22   USD                1,000,000         Citigroup               7-Day BMA         3.878% (fixed rate)           (2,921)
                                                                                                                     --------
                                                                                                                     $ 52,235
                                                                                                                     ========

At December 31, 2006 the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS South Carolina Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                         SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 104.1%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Horry County, SC, "A", FSA, 5.7%, 2027                                                         $2,250,000            $  2,308,883
---------------------------------------------------------------------------------------------------------------------------------
Richland Lexington, SC, Airport Rev. (Columbia Airport), "A", FSA, 5%, 2026                     1,000,000               1,039,340
---------------------------------------------------------------------------------------------------------------------------------
Richland Lexington, SC, Airport Rev. (Columbia Airport), FSA, 5.125%, 2025                      1,500,000               1,582,950
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,931,173
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 10.5%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ETM, 5.5%, 2019 (u)                                               $3,500,000            $  3,728,305
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ETM, 5.75%, 2020 (c)(u)                                            4,000,000               4,270,320
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, MBIA, ETM, 5.5%, 2018 (u)                                          4,000,000               4,263,800
---------------------------------------------------------------------------------------------------------------------------------
Hilton Head Island, SC, Rev., MBIA, 5.125%, 2022                                                1,000,000               1,068,950
---------------------------------------------------------------------------------------------------------------------------------
Horry County, SC, Hospital Fee Special Obligation, 6%, 2015                                       915,000                 987,093
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                                  1,000,000               1,078,250
---------------------------------------------------------------------------------------------------------------------------------
Richland Lexington Riverbanks, SC, Parks District, FGIC, 5.8%, 2018                             1,000,000               1,053,220
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,449,938
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Beaufort County, SC, FGIC, 5.25%, 2018                                                         $1,000,000            $  1,042,170
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, FSA, 6%, 2016 (c)(u)                                      1,700,000               1,816,671
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,858,841
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 10.2%
---------------------------------------------------------------------------------------------------------------------------------
Anderson County, SC, School District, "B", 5.5%, 2018                                          $1,465,000            $  1,549,150
---------------------------------------------------------------------------------------------------------------------------------
Berkeley County, SC, School District, 5%, 2008 (c)                                              2,000,000               2,071,360
---------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, SC, School District, FSA, 5%, 2023                                         3,000,000               3,148,410
---------------------------------------------------------------------------------------------------------------------------------
Darlington County, SC, School District, FSA, 5%, 2027                                           2,770,000               2,965,036
---------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, School District, "A", 4.75%, 2028                                         1,000,000               1,041,120
---------------------------------------------------------------------------------------------------------------------------------
Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020                           1,065,000               1,140,274
---------------------------------------------------------------------------------------------------------------------------------
Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022                          2,050,000               2,222,179
---------------------------------------------------------------------------------------------------------------------------------
Richland County, SC, School District, 5.1%, 2021                                                1,750,000               1,852,182
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,989,711
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 20.9%
---------------------------------------------------------------------------------------------------------------------------------
Charleston County, SC, Hospital Facilities Rev. (Medical Society Health),
MBIA, ETM, 5%, 2022                                                                            $2,450,000            $  2,459,506
---------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", FSA, 5%, 2031         2,000,000               2,113,860
---------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", FSA, 5.25%, 2034      2,000,000               2,146,980
---------------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020                            3,400,000               4,003,228
---------------------------------------------------------------------------------------------------------------------------------
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021             1,000,000               1,057,940
---------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., 5.5%, 2032                                  250,000                 268,990
---------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., 5.5%, 2037                                  250,000                 268,177
---------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement,
5.5%, 2032                                                                                      1,000,000               1,071,480
---------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement,
FSA, 5.125%, 2021                                                                               1,500,000               1,561,845
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Bon Secours Health Systems, Inc.),
"A", 5.625%, 2030                                                                               1,250,000               1,326,987
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Anderson Area Medical Center, Inc.), MBIA, 5.25%, 2015                                         1,750,000               1,769,512
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Georgetown Memorial Hospital), AMBAC, 6%, 2014                                                 1,000,000               1,071,230
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Georgetown Memorial Hospital), AMBAC, 5%, 2023                                                 1,000,000               1,021,040
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Georgetown Memorial Hospital), ASST GTY, 5.25%, 2021                                           1,500,000               1,573,800
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Palmetto Health Alliance), 6.25%, 2031                                                           750,000                 820,830
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Tuomey Health), CIFG, 5%, 2030                                                                 1,000,000               1,058,770
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Medical University, Hospital Facilities Rev., "A", MBIA, 5%, 2031                3,100,000               3,251,807
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2020                                  2,500,000               2,511,525
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2025                                  1,000,000               1,004,610
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service Rev., FSA, 5.25%, 2032                                   2,250,000               2,373,773
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 32,735,890
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Greenville County, SC, Hospital Rev. (Chestnut Hill), "A", 8%, 2015                            $1,325,000            $  1,314,930
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, First Mortgage
(Wesley Commons), 5.125%, 2026                                                                    400,000                 401,164
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev.
(Episcopal Home), "A", 6.375%, 2032                                                               400,000                 426,664
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,142,758
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
York County, SC, Industrial Rev. (Exempt Facilities Hoechst Celanese), 5.7%, 2024              $1,000,000            $  1,002,190
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.),
ETM,  6.75%, 2017                                                                              $1,000,000            $  1,224,020
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                      385,000                 419,431
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,643,451
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Darlington County, SC, Industrial Development Rev. (Sonoco Products Co.), 6.125%, 2025         $1,500,000            $  1,514,760
---------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Industrial Development Rev. (Stone Container Co.), 7.375%, 2007              225,000                 225,254
---------------------------------------------------------------------------------------------------------------------------------
Georgetown County, SC, Environmental Improvement Rev. (International Paper), "A", 5.3%, 2028      500,000                 512,525
---------------------------------------------------------------------------------------------------------------------------------
Richland County, SC, Environmental Improvement Rev. (International Paper), "A", 6.1%, 2023      1,000,000               1,085,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,337,739
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Myrtle Beach, SC, Hospitality Fee Rev., "A", FGIC, 5%, 2036                                    $  510,000            $    538,050
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention),
"B", MBIA, 5.125%, 2018                                                                           570,000                 596,568
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention),
"B", MBIA, 5.125%, 2019                                                                           595,000                 627,011
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention),
"B", MBIA, 5.125%, 2020                                                                           630,000                 663,138
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,424,767
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
North Charleston SC, Housing Authority Rev. (Horizon Village), "A", FHA, 5%, 2038              $1,000,000            $  1,013,110
---------------------------------------------------------------------------------------------------------------------------------
North Charleston SC, Housing Authority Rev. (Horizon Village), "A", FHA, 5.1%, 2041             1,210,000               1,225,790
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,238,900
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Mortgage Rev., "A-2", AMBAC,
5.05%, 2027                                                                                    $1,000,000            $  1,032,750
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Mortgage Rev., "A-2",
FSA, 5.5%, 2034                                                                                   970,000               1,000,953
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Mortgage Rev., "A-2",
FSA, 5.2%, 2035                                                                                   985,000               1,012,836
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Rev., "A-2", AMBAC, 5.15%, 2037         1,000,000               1,031,840
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Rev., "A-2", FSA, 6%, 2020                370,000                 375,043
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Rev., "A-2", FSA, 5.35%, 2024           1,645,000               1,702,361
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Rev., "C-2", FSA, 4.6%, 2032            1,500,000               1,466,940
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,622,723
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Greenville County, SC (University Center), "A", AMBAC, 5.25%, 2019                             $1,000,000            $  1,044,180
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Water Resources Authority Rev. (Local Government Program), "A", 7.25%, 2020        575,000                 575,627
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,619,807
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
North Charleston, SC, Municipal Golf Course Mortgage Rev., 5.5%, 2009 (c)                      $1,000,000            $  1,050,930
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., 5.75%, 2007 (c)                                               1,000,000               1,001,620
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2013 (u)                                       2,750,000               3,018,785
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2019 (u)                                       2,600,000               2,979,834
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025                  685,000                 723,394
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,774,563
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                 $  180,000            $    190,418
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037                   $  500,000            $    510,770
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2028                            $1,000,000            $  1,075,110
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2023                        $  500,000            $    522,030
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2027                         2,000,000               2,108,580
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2033                         1,645,000               1,741,134
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", MBIA, 5.375%, 2009 (c)                  1,000,000               1,054,690
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,426,434
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 11.8%
---------------------------------------------------------------------------------------------------------------------------------
Clemson University, University Rev., AMBAC, 6.25%, 2009 (c)                                    $1,250,000            $  1,334,388
---------------------------------------------------------------------------------------------------------------------------------
College of Charleston, SC, Academic & Administrative Facilities Rev., "B", XLCA, 5%, 2024         800,000                 845,184
---------------------------------------------------------------------------------------------------------------------------------
College of Charleston, SC, Academic & Administrative Facilities Rev., "B", XLCA,
5.125%, 2034                                                                                    1,510,000               1,608,950
---------------------------------------------------------------------------------------------------------------------------------
College of Charleston, SC, Higher Education Facility Rev., "A", FGIC, 5.25%, 2028               2,435,000               2,586,968
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Educational Facilities Authority (Furman University), 5%, 2038                   1,000,000               1,051,910
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.375%, 2020        1,245,000               1,333,445
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.5%, 2030          2,000,000               2,122,560
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Student Housing Rev.
(Francis Marion University), "A", MBIA, 5%, 2034                                                1,945,000               2,047,579
---------------------------------------------------------------------------------------------------------------------------------
University of South Carolina, University Rev., "A", AMBAC, 5%, 2034                             3,665,000               3,842,753
---------------------------------------------------------------------------------------------------------------------------------
University of South Carolina, University Rev., "A", FGIC, 5.625%, 2010 (c)                      1,555,000               1,654,069
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,427,806
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 10.3%
---------------------------------------------------------------------------------------------------------------------------------
Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2007 (c)                                        $1,425,000            $  1,457,561
---------------------------------------------------------------------------------------------------------------------------------
Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2017                                                75,000                  76,714
---------------------------------------------------------------------------------------------------------------------------------
Easley, SC, Utility Rev., FSA, 5%, 2027                                                         1,000,000               1,053,200
---------------------------------------------------------------------------------------------------------------------------------
Easley, SC, Utility Rev., Refunding & Improvement, FSA, 5%, 2034                                2,000,000               2,130,060
---------------------------------------------------------------------------------------------------------------------------------
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, MBIA, 5%, 2021           175,000                 185,574
---------------------------------------------------------------------------------------------------------------------------------
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas, AMBAC,
5.7%, 2024                                                                                      2,000,000               2,001,420
---------------------------------------------------------------------------------------------------------------------------------
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                                         2,600,000               3,215,862
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA, 5.73%, 2015 (v)(z)                            1,000,000               1,046,400
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", AMBAC, 5%, 2034                                   2,000,000               2,099,780
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", MBIA, 5.5%, 2010 (c)                                200,000                 212,366
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", MBIA, 5%, 2030                                    1,000,000               1,064,790
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "B", FSA, 5.125%, 2037                                 1,500,000               1,570,830
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,114,557
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 11.2%
---------------------------------------------------------------------------------------------------------------------------------
Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032                                      $1,000,000            $  1,046,640
---------------------------------------------------------------------------------------------------------------------------------
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032                             2,000,000               2,126,040
---------------------------------------------------------------------------------------------------------------------------------
Beaufort Jasper, SC, Water & Sewer Refunding & Improvement, FSA, 4.5%, 2025                     1,000,000               1,012,210
---------------------------------------------------------------------------------------------------------------------------------
Berkeley County, SC, Water & Sewer Systems Rev., "A", FSA, 4.75%, 2029                          1,000,000               1,040,750
---------------------------------------------------------------------------------------------------------------------------------
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, "B", 5%, 2028                     1,000,000               1,044,680
---------------------------------------------------------------------------------------------------------------------------------
Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010 (c)                                     2,000,000               2,134,280
---------------------------------------------------------------------------------------------------------------------------------
Columbia, SC, Waterworks & Sewer Systems Rev., FSA, 5%, 2029                                    1,020,000               1,083,250
---------------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Stormwater Systems, FSA, 5%, 2022                                                 595,000                 626,571
---------------------------------------------------------------------------------------------------------------------------------
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, "A", FSA, 5.375%, 2023              500,000                 540,730
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                           1,250,000               1,349,588
---------------------------------------------------------------------------------------------------------------------------------
Western Carolina Regional Sewer Authority Rev., AMBAC, 0%, 2007                                 4,000,000               3,977,280
---------------------------------------------------------------------------------------------------------------------------------
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, MBIA, 5%, 2027            1,490,000               1,569,387
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,551,406
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $163,068,952
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority (Local Government Public Improvement),
3.94%, due 1/04/07                                                                             $  600,000            $    600,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $163,668,952
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.5)%                                                                                (7,055,944)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $156,613,008
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of December 31, 2006 the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $163,068,952 and 99.63% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(u) Underlying security deposited into special purpose trust by investment banker upon creation of self-deposited inverse floaters.
(v) Externally deposited inverse floater.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

                                                                                                              TOTAL %
                                                                 ACQUISITION     ACQUISITION   CURRENT        OF NET
RESTRICTED SECURITIES                                            DATE            COST          MARKET VALUE   ASSETS
----------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA, 5.73%, 2015    9/16/1999       $976,500      $1,046,400      0.7%


The following abbreviations are used in this report and are defined:

BMA         Bond Market Assn.
ETM         Escrowed to Maturity

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC       AMBAC Indemnity Corp.
ASST GTY    Asset Guaranty Insurance Co.
CIFG        CDC IXIS Financial Guaranty
FGIC        Financial Guaranty Insurance Co.
FHA         Federal Housing Administration
FSA         Financial Security Assurance Inc.
MBIA        MBIA Insurance Corp.
XLCA        XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES       Residual Interest Tax-Exempt Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                          $144,809,556
                                                        ============
Gross unrealized appreciation                           $  9,633,144
Gross unrealized depreciation                                (48,748)
                                                        ------------
      Net unrealized appreciation (depreciation)        $  9,584,396
                                                        ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 12/31/06

                                                                                         UNREALIZED
                   NOTIONAL                       CASH FLOWS         CASH FLOWS         APPRECIATION
EXPIRATION          AMOUNT      COUNTERPARTY      TO RECEIVE           TO PAY          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS

12/01/07  USD      3,000,000    Merrill Lynch     7- Day BMA    2.795% (fixed rate)       $23,320

At December 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) TENNESSEE MUNICIPAL BOND FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Tennessee Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                              SHARES/PAR          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.2%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA, 5.125%, 2021                   $  1,500,000       $  1,550,040
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Public Improvement, 5%, 2021                                                     $  2,570,000       $  2,648,796
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Unrefunded, Public Improvement, FSA, 5%, 2024                             770,000            806,205
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, TN, School Improvement, FGIC, 5.8%, 2007 (c)                                         1,000,000          1,015,180
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Building Authority, 5.5%, 2021                                                    1,000,000          1,121,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,591,331
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Knoxville, TN, Recreational Facilities Improvement, 5.5%, 2008 (c)                                $    645,000       $    667,091
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 11.9%
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, TN, School District, MBIA, 5.6%, 2008 (c)                                         $  1,215,000       $  1,240,746
---------------------------------------------------------------------------------------------------------------------------------
Gibson County, TN, School District, MBIA, 5.75%, 2009 (c)                                              455,000            475,757
---------------------------------------------------------------------------------------------------------------------------------
Gibson County, TN, School District, MBIA, 5.75%, 2016                                                  190,000            198,668
---------------------------------------------------------------------------------------------------------------------------------
Giles County, TN, School Improvement, FGIC, 5.75%, 2010 (c)                                          1,980,000          2,101,631
---------------------------------------------------------------------------------------------------------------------------------
Roane County, TN, Rural School, FGIC, 5.6%, 2008 (c)                                                   915,000            935,624
---------------------------------------------------------------------------------------------------------------------------------
Roane County, TN, Rural School, FGIC, 5.6%, 2008 (c)                                                   975,000            996,977
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School & Public Improvement, 5%, 2022                                         1,510,000          1,584,654
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School District, 5.875%, 2010 (c)                                             1,100,000          1,175,163
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School Improvement, 0%, 2007 (c)                                              1,500,000            940,485
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School Improvement, 5.875%, 2010 (c)                                          2,000,000          2,136,660
---------------------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010 (c)                                                1,575,000          1,689,235
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,475,600
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 14.9%
---------------------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical
---------------------------------------------------------------------------------------------------------------------------------
Center Hospital), MBIA, 5.25%, 2016                                                               $  1,375,000       $  1,376,920
---------------------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical
Center Hospital), MBIA, ETM, 5%, 2018 (c)                                                            1,500,000          1,545,495
---------------------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Educational Facilities, Hospital Rev. (Mountain States
Health), "A", 5.5%, 2036                                                                               600,000            644,496
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (Catholic Healthcare
Partners), 5.25%, 2030                                                                               1,000,000          1,050,410
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (Covenant
---------------------------------------------------------------------------------------------------------------------------------
Health),  "A ", 0%, 2036                                                                             4,000,000            942,120
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (Covenent Health),
FSA, 5%, 2022                                                                                        1,000,000          1,047,920
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (East Tennessee
Children's Hospital), 5.75%, 2033                                                                      450,000            483,453
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (Fort Sanders), MBIA,
5.75%, 2014                                                                                          3,250,000          3,627,455
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational Housing Facilities Board, Hospital Facilities Rev.
(Baptist Health Systems), 6.5%, 2031                                                                   300,000            323,931
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government Nashville, TN, Davidson Town Unrefunded Hospital, 5.25%, 2020                  460,000            472,222
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government Nashville, TN, Davidson Town, 5.25%, 2008 (c)                                  540,000            560,752
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational & Housing Facilities Board Rev. (St. Judes
Children's Research), 5.5%, 2020                                                                     1,750,000          1,852,813
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational & Housing Facilities Hospital Rev. (Methodist
Healthcare), 6.5%, 2012 (c)                                                                            375,000            428,348
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational & Housing Facilities Hospital Rev. (Methodist
Healthcare), 6.5%, 2012 (c)                                                                            625,000            713,913
---------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Higher Educational Facilities Hospital Rev. (Northcrest
Medical Center), 5.25%, 2013                                                                         1,000,000          1,007,730
---------------------------------------------------------------------------------------------------------------------------------
Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Rev.
(Wellmont Health Systems Project), "C", 5.25%, 2036                                                    750,000            788,220
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,866,198
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034                      $    250,000       $    258,253
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                                    $    945,000       $    971,271
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                           320,000            348,618
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,319,889
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
McMinn County, TN, Industrial Development Board, Pollution Control Rev. (Bowater, Inc.),
7.625%, 2016                                                                                      $  1,000,000       $  1,002,920
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2028                             $  2,000,000       $  2,115,780
---------------------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2029                                 1,665,000          1,796,818
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,912,598
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek), GNMA,
6.125%, 2019                                                                                      $    410,000       $    432,591
---------------------------------------------------------------------------------------------------------------------------------
Knoxville, TN, Community Development Corp., 5%, 2024                                                 1,000,000          1,059,530
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Health & Educational Facilities Board Rev. (Hickory Point Apartments),
MBIA, 5.85%, 2020                                                                                    1,000,000          1,047,070
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Health, Educational & Housing Facilities Board Rev. (Prescott Place
Apartments Project), FNMA, 5.125%, 2038                                                              1,000,000          1,027,130
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023                                        500,000            526,205
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032                                        485,000            487,823
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,580,349
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 13.1%
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Mortgage Finance, 5.2%, 2023                                 $  1,500,000       $  1,576,185
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Mortgage Finance, 5.35%, 2034                                     175,000            181,598
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2014                        2,535,000          2,632,674
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017                          645,000            650,063
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017                          660,000            665,181
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018                          575,000            579,824
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018                          690,000            695,789
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 6%, 2020                             925,000            949,836
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026                           2,000,000          2,053,920
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027                          760,000            775,322
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.85%, 2032                        1,000,000          1,012,140
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5.125%, 2034                         990,000          1,018,750
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034                        1,255,000          1,288,521
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, FSA, 5.4%, 2032                      695,000            718,185
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,797,988
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Blount County, TN, Town Public Building Authority, Local Government Public
Improvement, "B ", AMBAC, 4.375%, 2038                                                            $  1,500,000       $  1,476,015
---------------------------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Industrial Development Board, AMBAC, 5.75%, 2018                                    1,000,000          1,068,430
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., 5.75%, 2007 (c)                                                    2,000,000          2,003,240
---------------------------------------------------------------------------------------------------------------------------------
Tennessee School Bond Authority (Higher Education Facilities), FSA, 5.25%, 2029                      3,000,000          3,186,960
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,734,645
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                   $    730,000       $    762,332
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                           $    350,000       $    361,589
---------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 5%, 2031                                                           750,000            759,278
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,120,867
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 6.5%
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
Housing Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020                             $  1,000,000       $  1,010,620
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
Housing Facilities Board Rev. (Meharry Medical College), AMBAC, 5%, 2024                             3,750,000          3,858,600
---------------------------------------------------------------------------------------------------------------------------------
University of Puerto Rico Rev., "Q", 5%, 2026                                                          345,000            364,606
---------------------------------------------------------------------------------------------------------------------------------
University of Puerto Rico Rev., "Q", 5%, 2036                                                        1,985,000          2,082,106
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,315,932
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 7.2%
---------------------------------------------------------------------------------------------------------------------------------
Jackson, TN, Electrical Systems Rev., MBIA, 5%, 2018                                              $  1,000,000       $  1,008,100
---------------------------------------------------------------------------------------------------------------------------------
Lawrenceburg, TN, Electrical Rev., MBIA, 5.5%, 2009 (c)                                              1,255,000          1,311,036
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev.,
5.125%, 2021                                                                                         1,500,000          1,578,540
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., "A",
AMBAC, 5%, 2029                                                                                      1,500,000          1,586,940
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev.,
MBIA, 0%, 2012                                                                                       3,305,000          2,678,075
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,162,691
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - OTHER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Energy Acquisition, "A", 5.25%, 2026                                                    $  1,000,000       $  1,132,300
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 17.3%
---------------------------------------------------------------------------------------------------------------------------------
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., "A", FGIC, 5%, 2024                    $  1,500,000       $  1,579,500
---------------------------------------------------------------------------------------------------------------------------------
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., "N", FGIC, 5%, 2036                       1,000,000          1,072,860
---------------------------------------------------------------------------------------------------------------------------------
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., FGIC, 5%, 2027                            3,000,000          3,157,290
---------------------------------------------------------------------------------------------------------------------------------
Madison, TN, Utility Waterworks Rev., MBIA, 5%, 2019                                                 2,750,000          2,791,030
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Sewage Systems Rev., 5.75%, 2008 (c)                                                      625,000            647,994
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Sewage Systems Rev., 5.75%, 2008 (c)                                                    1,145,000          1,187,125
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Sewage Systems Rev., 5.75%, 2008 (c)                                                      750,000            777,593
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, Water Rev., MBIA, 5%, 2027                                                      770,000            825,671
---------------------------------------------------------------------------------------------------------------------------------
West Knox Utility District, TN, Water & Sewer Rev., MBIA, ETM, 0%, 2007 (c)                          1,920,000          1,857,946
---------------------------------------------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030                                 2,000,000          2,197,840
---------------------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, "Y", 5%, 2011 (c)                                                    380,000            399,182
---------------------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, Unrefunded , FSA, 5%, 2021                                           420,000            436,296
---------------------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties
Waterworks), FSA, 6%, 2010 (c)                                                                       1,000,000          1,066,910
---------------------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties
Waterworks), FSA, 5%, 2012 (c)                                                                       1,500,000          1,592,340
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,589,577
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $109,840,601
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants Rev., "A",
3.95%, due 1/04/07                                                                                $    300,000       $    300,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                              $ 110,140,601
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.5%                                                                                   2,799,925
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                               $ 112,940,526
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.

(k) As of December 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $109,840,601 and 99.73% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

The following abbreviations are used in this report and are defined:
BMA        Bond Market Assn.
ETM        Escrowed to Maturity
LIBOR      London Interbank Offered Rate

Insurers
--------------------------------------------------------------------------------------------------------------------------------
AMBAC      AMBAC Indemnity Corp.
FGIC       Financial Guaranty Insurance Co.
FHA        Federal Housing Administration
FNMA       Federal National Mortgage Assn.
FSA        Financial Security Assurance Inc.
GNMA       Government National Mortgage Assn.
MBIA       MBIA Insurance Corp.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS TENNESSEE MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund , as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $104,412,821
                                                              ============
Gross unrealized appreciation                                 $  5,788,277
Gross unrealized depreciation                                      (60,497)
                                                              ------------
      Net unrealized appreciation (depreciation)              $  5,727,780
                                                              ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS
                                                                                                               UNREALIZED
                        NOTIONAL                                CASH FLOWS              CASH FLOWS            APPRECIATION
EXPIRATION               AMOUNT         COUNTERPARTY            TO RECEIVE                TO PAY             (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
1/11/22   USD          3,000,000        Merrill Lynch       5.7628% (fixed rate)       3-Month LIBOR           $  152,812
2/07/22   USD          2,000,000        Goldman Sachs        3.852% (fixed rate)         7-Day BMA                  1,061
2/15/22   USD          3,000,000        Merrill Lynch        5.197% (fixed rate)       3-Month LIBOR             (21,935)
2/16/27   USD          2,000,000        Morgan Stanley       5.258% (fixed rate)       3-Month LIBOR             (11,232)
                                                                                                                 --------
                                                                                                                 $120,706
                                                                                                                 ========

At December 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) VIRGINIA MUNICIPAL BOND FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Virginia Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                           SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 103.6%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 8.7%
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC, 5.125%, 2024                      $  1,000,000       $  1,054,960
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC, 5%, 2025                               705,000            737,768
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", FSA, 5%, 2032                              1,455,000          1,538,837
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", MBIA, 5%, 2035                             3,000,000          3,153,720
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "B", 5.5%, 2016                                 2,465,000          2,520,093
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "B", 5.75%, 2020                               11,000,000         11,265,760
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Airport Authority Rev., "A", FGIC, 5.375%, 2017                                         1,755,000          1,881,623
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Airport Authority Rev., "A", FGIC, 5%, 2022                                             3,000,000          3,123,480
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Airport Rev., "B", 5.125%, 2027                                          720,000            746,618
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 26,022,859
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Lebanon, VA, 6.375%, 2011 (c)                                                                     $  1,625,000       $  1,658,930
---------------------------------------------------------------------------------------------------------------------------------
Newport News, VA, Economic Development, "A", 5%, 2031                                                1,595,000          1,701,163
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                                       2,000,000          2,156,500
---------------------------------------------------------------------------------------------------------------------------------
Stafford County, VA, Industrial Development Authority Rev., "B", MBIA, 5%, 2034                      3,060,000          3,241,764
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,758,357
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 13.9%
---------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, 6%, 2010 (c)                                                             $  1,900,000       $  2,028,668
---------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, 5%, 2020                                                                    2,015,000          2,116,072
---------------------------------------------------------------------------------------------------------------------------------
Hampton, VA, Public Improvement, 6%, 2010 (c)                                                        3,280,000          3,558,866
---------------------------------------------------------------------------------------------------------------------------------
Hampton, VA, Public Improvement, 6%, 2010 (c)                                                        3,480,000          3,775,870
---------------------------------------------------------------------------------------------------------------------------------
Lynchburg, VA, Public Improvement, 5.6%, 2010 (c)                                                    1,765,000          1,891,674
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, FSA, 6%, 2016 (c)(u)                                           2,210,000          2,361,672
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2017 (c)(u)                                         1,230,000          1,299,409
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, 0%, 2008                                                                               2,000,000          1,926,240
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, "A", FSA, 5.125%, 2010 (c)                                                             5,000,000          5,258,950
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, "B", 0%, 2007                                                                          5,280,000          5,273,822
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, "B", 0%, 2008                                                                          5,270,000          5,075,642
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, "B", 0%, 2009                                                                          5,175,000          4,798,001
---------------------------------------------------------------------------------------------------------------------------------
Suffolk, VA, Public Improvement, 5.5%, 2010 (c)                                                      1,880,000          2,003,817
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 41,368,703
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Harrisonburg, VA, Public Recreation Facilities, FSA, 5.75%, 2029                                  $  1,000,000       $  1,080,590
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 13.7%
---------------------------------------------------------------------------------------------------------------------------------
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha Jefferson
Hospital), 5.25%, 2035                                                                            $  3,000,000       $  3,135,660
---------------------------------------------------------------------------------------------------------------------------------
Arlington County, VA, Industrial Development Authority Rev. (Virginia Hospital Center
Arlington Health Systems), 5.25%, 2011 (c)                                                           2,600,000          2,789,644
---------------------------------------------------------------------------------------------------------------------------------
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), AMBAC,
5.25%, 2023                                                                                         11,000,000         11,280,500
---------------------------------------------------------------------------------------------------------------------------------
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), "B",
5.125%, 2033                                                                                           750,000            773,138
---------------------------------------------------------------------------------------------------------------------------------
Harrisonburg, VA, Industrial Development Authority, Hospital Rev. (Rockingham Memorial
Hospital), AMBAC, 4.5%, 2041                                                                         3,000,000          2,943,060
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems,
Inc.), "A", 5.6%, 2030                                                                               2,000,000          2,125,920
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems,
Inc.), MBIA, 6.25%, 2020                                                                             1,500,000          1,793,835
---------------------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital
Center), "A", 6.1%, 2012 (c)                                                                         1,000,000          1,122,730
---------------------------------------------------------------------------------------------------------------------------------
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities Rev. (Central
Health), 5.2%, 2008 (c)                                                                                855,000            876,290
---------------------------------------------------------------------------------------------------------------------------------
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities Rev., Unrefunded
Balance (Central Health), 5.2%, 2018                                                                   145,000            148,640
---------------------------------------------------------------------------------------------------------------------------------
Medical College of Virginia, Hospital Authority Rev., MBIA, 5.125%, 2018                             3,000,000          3,109,830
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018                3,580,000          3,683,032
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA,
8.7%, 2023                                                                                           2,005,000          2,308,577
---------------------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac
Hospital Corp.), 5.2%, 2026                                                                          1,000,000          1,058,960
---------------------------------------------------------------------------------------------------------------------------------
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial
Hospital), "B", MBIA, 6.125%, 2017                                                                   3,000,000          3,509,190
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 40,659,006
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Economic Development Authority, Residential Care Facilities (United
Methodist Homes), "A", 6.7%, 2027                                                                 $    750,000       $    800,528
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Economic Development Authority, Residential Care Facilities
(Westminster-Canterbury Management Corp.), 5%, 2035                                                  1,500,000          1,539,270
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
Community), "A", 6.125%, 2035                                                                          750,000            776,535
---------------------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Industrial Development Authority, Residential Care                          750,000            767,288
Facilities (Westminster Presbyterian Retirement Community, Inc.), 5.125%, 2026
---------------------------------------------------------------------------------------------------------------------------------
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince
Center, Inc.), 5.3%, 2031                                                                              750,000            764,970
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,648,591
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal
Facility Rev. (Waste Management, Inc.), 6.25%, 2027                                               $  1,500,000       $  1,627,785
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.),
5.45%, 2014                                                                                          1,750,000          1,730,803
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,358,588
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott
Hotel), 7.125%, 2015                                                                              $  2,000,000       $  2,033,540
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates),
6%, 2033                                                                                             1,000,000          1,099,790
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                           750,000            817,073
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,950,403
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.),
5.6%, 2025                                                                                        $  1,000,000       $  1,012,890
---------------------------------------------------------------------------------------------------------------------------------
Hopewell, VA, Industrial Developement Authority, Environmental Impact Rev.
(Smurfit-Stone Container), 5.25%, 2015                                                                 740,000            751,655
---------------------------------------------------------------------------------------------------------------------------------
Isle Wight County, VA, Industrial Development Authority, Solid Waste Disposal
Facilities Rev. (Union Camp Corp.), 6.1%, 2027                                                       2,750,000          2,815,230
---------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake
Corp.), "A", 6.375%, 2019                                                                            1,750,000          1,751,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,330,895
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village
Apartments), "B", 9%, 2018                                                                        $  3,545,000       $  3,578,500
---------------------------------------------------------------------------------------------------------------------------------
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA,
5.15%, 2031                                                                                          3,000,000          3,124,050
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Rev., "B", 5.95%, 2016                                        1,345,000          1,357,186
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Rev., "G", 5.625%, 2020                                       2,000,000          2,072,360
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Rev., "I", 5.15%, 2017                                        3,000,000          3,071,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,203,196
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Parking Systems Rev., MBIA, 5%, 2020                                                 $  1,630,000       $  1,687,343
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Commonwealth, "C", 4.4%, 2022                              $  1,270,000       $  1,263,218
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Commonwealth, "C", 4.75%, 2032                                1,795,000          1,817,617
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority, "A", 5%, 2031                                                2,000,000          2,052,180
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority, "C", 4.66%, 2027                                             1,285,000          1,263,656
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,396,671
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, COP, 6.1%, 2017                                                               $  3,090,000       $  3,453,909
---------------------------------------------------------------------------------------------------------------------------------
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories), 5%, 2021                1,500,000          1,572,840
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,026,749
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 23.0%
---------------------------------------------------------------------------------------------------------------------------------
Blue Ridge, VA, Regional Jail Authority, MBIA, 5.2%, 2021                                         $  1,830,000       $  1,891,634
---------------------------------------------------------------------------------------------------------------------------------
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034                1,000,000          1,066,510
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA,
6.25%, 2011                                                                                          3,985,000          4,107,021
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA,
5.25%, 2017                                                                                          2,000,000          2,051,740
---------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, Industrial Development Authority, Public Facilities Lease
Rev., 7.5%, 2008                                                                                       830,000            832,075
---------------------------------------------------------------------------------------------------------------------------------
Dinwiddie County, VA, Industrial Development Authority Lease Rev., "B", MBIA, 5%, 2030               2,500,000          2,639,100
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority, 4.5%, 2026                                       2,325,000          2,342,577
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority (U.S. Route 28), MBIA, 5%, 2029                   1,000,000          1,060,980
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority Fairfax Public Improvement Project,
5%, 2030                                                                                             1,000,000          1,054,040
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority, Parking Rev. (Vienna II Metrorail),
6%, 2009 (c)                                                                                         1,650,000          1,779,013
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority, Parking Rev. (Vienna II Metrorail),
6%, 2009 (c)                                                                                         1,750,000          1,886,832
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Redevelopment & Housing Authority Rev. (Mott & Gum Springs
Community Centers), 5.5%, 2017                                                                       2,225,000          2,266,207
---------------------------------------------------------------------------------------------------------------------------------
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School &
Capital Improvement, "B", FSA, 5%, 2035                                                              2,875,000          3,039,220
---------------------------------------------------------------------------------------------------------------------------------
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036                   2,000,000          2,106,780
---------------------------------------------------------------------------------------------------------------------------------
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2027                     1,000,000          1,069,920
---------------------------------------------------------------------------------------------------------------------------------
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2032                      2,000,000          2,140,840
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, VA, Industrial Development, "B", AMBAC, 6%, 2017                                  1,000,000          1,096,760
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, VA, Industrial Development, "C", AMBAC, 6%, 2017                                  1,120,000          1,228,371
---------------------------------------------------------------------------------------------------------------------------------
New River Valley, VA, Regional Jail Authority, MBIA, 5.125%, 2019                                    3,405,000          3,507,014
---------------------------------------------------------------------------------------------------------------------------------
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC,
5%, 2034                                                                                             1,000,000          1,050,370
---------------------------------------------------------------------------------------------------------------------------------
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital
Projects), AMBAC, 5.25%, 2033                                                                        1,000,000          1,069,490
---------------------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Lease Partnerships, 5%, 2021                                              1,500,000          1,579,710
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2013 (u)                                            4,000,000          4,390,960
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016 (u)                                            1,000,000          1,126,950
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Facilities, COP (Megahertz Project), "A", AMBAC, 5%, 2022                       1,600,000          1,670,320
---------------------------------------------------------------------------------------------------------------------------------
Southwest Virginia Regional Jail Authority Rev., MBIA, 5%, 2035                                      1,720,000          1,812,381
---------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority (21st Century College Program), 6%, 2009 (c)                     2,000,000          2,111,180
---------------------------------------------------------------------------------------------------------------------------------
Virginia Public Building Authority Rev., "B", MBIA, 0%, 2007                                         3,750,000          3,673,013
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., 5%, 2021 (u)                                                      2,780,000          2,961,534
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., 5%, 2023 (u)                                                      3,040,000          3,221,701
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., 5%, 2033 (u)                                                      5,020,000          5,292,435
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., "A", 5%, 2017                                     1,360,000          1,422,016
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 68,548,694
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Greater Richmond Convention Center Authority, Hotel Tax Rev. (Convention Center
Expansion), 6.125%, 2010 (c)                                                                      $  3,500,000       $  3,812,585
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands, Public Finance Authority Rev., "A", 5.625%, 2025                                     1,000,000          1,034,290
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,846,875
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                         $    445,000       $    464,518
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039                                965,000          1,010,673
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                           2,000,000             72,100
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                            540,000            546,642
---------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., 5.625%, 2037                                            1,000,000          1,062,340
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,156,273
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., "B", 0%, 2008 (c)                                   $  1,500,000       $  1,096,425
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., "J", MBIA,
5%, 2029                                                                                          $  1,210,000       $  1,283,641
---------------------------------------------------------------------------------------------------------------------------------
Virginia Commonwealth Board Program (Oak Grove Connector), "A", 5.25%, 2007 (c)                      1,500,000          1,523,835
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,807,476
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet
Briar), 5%, 2026                                                                                  $  1,770,000       $  1,831,578
---------------------------------------------------------------------------------------------------------------------------------
Danville, VA, Industrial Development Authority, Educational Facilities Rev. (Averett
University), 6%, 2022                                                                                  500,000            521,820
---------------------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development Authority, University Facilities Rev.
(George Washington University), 6.25%, 2012                                                          2,710,000          2,712,683
---------------------------------------------------------------------------------------------------------------------------------
University of Virginia (University Revenue), "B", 5%, 2027                                           2,690,000          2,837,547
---------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, Educational Facilities Rev. (Hampton
University), 6%, 2010 (c)                                                                            1,000,000          1,079,420
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,983,048
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority Rev. (Virginia Electric & Power
Co.), 5.25%, 2008                                                                                 $    750,000       $    750,870
---------------------------------------------------------------------------------------------------------------------------------
Halifax County, VA, Industrial Development Authority (Old Dominion Electric                          3,000,000          3,255,600
Cooperative), AMBAC, 5.625%, 2028
---------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP),
6.5%, 2017                                                                                             700,000            772,002
---------------------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev., 7.5%, 2014                           2,000,000          2,017,220
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,795,692
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 7.6%
---------------------------------------------------------------------------------------------------------------------------------
Bristol, VA, Utility Systems Rev., ETM, FSA, 5.75%, 2016 (c)                                      $    240,000       $    278,165
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., AMBAC, 5.25%, 2015 (u)                                                    2,020,000          2,121,222
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., FSA, 5.75%, 2017 (c)(u)                                   5,000,000          5,399,050
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., FSA, 5.625%, 2019 (c)(u)                                  2,540,000          2,732,380
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., FSA, 5.3%, 2020 (u)                                       2,500,000          2,660,350
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Utilities Rev., FSA, 5%, 2027                                                   1,000,000          1,064,560
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Utilities Rev., FSA, 5%, 2033                                                   6,950,000          7,244,472
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Utilities Rev., FSA, 5%, 2035                                                   1,000,000          1,062,450
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 22,562,649
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 9.1%
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2026                                                $  1,000,000       $  1,062,270
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2027                                                   3,155,000          3,347,392
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2032                                                   2,000,000          2,086,880
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., Unrefunded, 5%, 2027                                       3,210,000          3,364,882
---------------------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Water & Sewer Rev., FGIC, 5.5%, 2009 (c)                                  2,000,000          2,107,600
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)                                     145,000            156,049
---------------------------------------------------------------------------------------------------------------------------------
Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022                                           1,450,000          1,513,380
---------------------------------------------------------------------------------------------------------------------------------
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020                                             1,000,000          1,086,350
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater),
5.75%, 2021                                                                                          1,335,000          1,441,359
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Clean Water Rev., 5.4%, 2010 (c)                                       1,135,000          1,205,041
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Clean Water Rev., 6%, 2010 (c)                                         2,750,000          2,976,930
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)                                 350,000            373,527
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)                                660,000            714,602
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)                                700,000            757,911
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2019                                    940,000          1,012,286
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2019                                     720,000            764,899
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2020                                    990,000          1,065,715
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project),
5%, 2035                                                                                             2,015,000          2,118,571
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 27,155,644
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $308,444,727
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
Hospital), "C", 3.95%, due 1/04/07                                                                $    100,000       $    100,000
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
Hospital), "B-2", 4%, due 1/02/07                                                                      100,000            100,000
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "B", 4.04%, due 1/02/07                                 200,000            200,000
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, 3.88%, due 1/03/07                                            100,000            100,000
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan
Program), 4%, due 1/02/07                                                                              200,000            200,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, Government Public Improvement II,
"F-4", 3.94%, due 1/04/07                                                                              315,000            315,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, Government Public Improvement
III,"F", 3.94%, due 1/04/07                                                                            200,000            200,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $  1,215,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $309,659,727
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.0)%                                                                              (11,920,835)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $297,738,892
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.

(k) As of December 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $308,444,727 and 99.61% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(u) Underlying security deposited into special purpose trust by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:
BMA        Bond Market Assn.
COP        Certificate of Participation
ETM        Escrowed to Maturity
LIBOR      London Interbank Offered Rate

Insurers
--------------------------------------------------------------------------------------------------------------------------------
AMBAC      AMBAC Indemnity Corp.
FGIC       Financial Guaranty Insurance Co.
FHA        Federal Housing Administration
FNMA       Federal National Mortgage Assn.
FSA        Financial Security Assurance Inc.
MBIA       MBIA Insurance Corp.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $279,456,597
                                                                  ============
Gross unrealized appreciation                                     $ 14,589,959
Gross unrealized depreciation                                          (56,829)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 14,533,130
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS
                                                                                                              UNREALIZED
                         NOTIONAL                               CASH FLOWS              CASH FLOWS          APPRECIATION
EXPIRATION                AMOUNT          COUNTERPARTY          TO RECEIVE                TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS

12/01/07   USD          6,000,000        Merrill Lynch             7-Day BMA           2.795% (fixed rate)     $ 46,590
1/11/22    USD          3,000,000        Merrill Lynch         5.7628% (fixed rate)       3-Month LIBOR         152,812
2/07/22    USD          3,000,000        Goldman Sachs         3.852% (fixed rate)          7-Day BMA             1,591
2/15/22    USD          4,000,000        Merrill Lynch         5.197% (fixed rate)        3-Month LIBOR         (29,247)
2/16/27    USD          4,000,000        Morgan Stanley        5.258% (fixed rate)        3-Month LIBOR         (22,463)
                                                                                                               --------
                                                                                                               $149,283
                                                                                                               ========

At December 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS West Virginia Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                         SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 105.1%
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 16.1%
---------------------------------------------------------------------------------------------------------------------------------
Charleston, WV, Public Improvements, 7.2%, 2009                                                $1,140,000            $  1,233,127
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023                                    1,500,000               1,594,800
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", CIFG, 5%, 2034                            2,000,000               2,103,240
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, ETM, MBIA, 5.75%, 2019 (c)(u)                  6,000,000               6,405,480
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Public Improvement, "A", CIFG, 5%, 2025                                1,000,000               1,062,850
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev. (State Office Building), "F", XLCA, 5.25%, 2025     2,000,000               2,304,580
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev., "B", 5.25%, 2007 (c)                               3,115,000               3,187,268
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Highway Improvements, FGIC, 5.625%, 2010 (c)                                      2,000,000               2,143,120
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Sewer Improvements, FGIC, 5.5%, 2017                                              2,565,000               2,702,484
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 22,736,949
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Brooke County, WV, Board of Education, FGIC, 5%, 2016                                          $1,390,000            $  1,454,746
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico, Municipal Finance Agency, FSA, 5.5%, 2017 (c)(u)                                   1,800,000               1,901,574
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,356,320
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, WV, Board of Education, ETM, FGIC, 6.85%, 2009 (c)                           $1,680,000            $  1,807,344
---------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Board of Education, MBIA, 5%, 2027                                       2,350,000               2,499,483
---------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Board of Education, MBIA, 5%, 2033                                       3,000,000               3,175,620
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,482,447
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 8.1%
---------------------------------------------------------------------------------------------------------------------------------
Kanawha County, WV, Building Commission Rev. (St. Francis Hospital), ETM, 7.5%, 2007 (c)       $   30,000            $     31,040
---------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Building Community Hospital Rev. (Monongalia General
Hospital), "A", 5.25%, 2035                                                                     2,000,000               2,086,240
---------------------------------------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center),
5.75%, 2013                                                                                       750,000                 727,432
---------------------------------------------------------------------------------------------------------------------------------
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.),
FSA, 5.2%, 2021                                                                                 1,000,000               1,072,230
---------------------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical
Center), 6.375%, 2031                                                                             600,000                 633,180
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical
Center), ETM, 6.5%, 2023 (c)                                                                    2,000,000               2,449,680
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (Fairmont General
Hospital), 6.625%, 2019                                                                           300,000                 300,222
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (General Division Medical
Office Building), 7.25%, 2014                                                                   1,510,000               1,511,721
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev.,  "A ", AMBAC, 5%, 2022                 2,500,000               2,662,025
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,473,770
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Harrison County, WV, Building Commission Rev. (Maplewood Retirement), AMBAC,
5.25%, 2008 (c)                                                                                $2,625,000            $  2,727,217
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development (Edgewood Summit), 5.5%, 2029                                  300,000                 306,315
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,033,532
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa
Refinery), 5.875%, 2022                                                                        $  350,000            $    381,300
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking
Garage), AMBAC, 5.8%, 2020                                                                     $1,260,000            $  1,342,253
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011                                         $   75,000            $     75,111
---------------------------------------------------------------------------------------------------------------------------------
Kanawha County, WV, 0%, 2014 (c)                                                                1,920,000               1,295,366
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,370,477
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority Home Mortgage Rev., Mortgage Backed Securities,
"A", 4.75%, 2023                                                                               $  670,000            $    674,020
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Housing Development Fund Rev., 5.25%, 2018                                        1,000,000               1,027,670
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Housing Development Fund Rev., 5.3%, 2023                                           895,000                 915,988
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,617,678
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 25.5%
---------------------------------------------------------------------------------------------------------------------------------
Huntington, WV, Municipal Development Authority, Rev., MBIA, 5.1%, 2018                        $1,740,000            $  1,798,795
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, "A", AMBAC, 5.375%, 2018 (u)                                 9,040,000              10,185,097
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, "B", AMBAC, 5.375%, 2018 (u)                                 2,500,000               2,816,675
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, Lease Rev., ETM, MBIA, 0%, 2007 (c)                          3,150,000               3,094,025
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, Lease Rev., ETM, MBIA, 0%, 2008 (c)                          3,050,000               2,887,679
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, Lease Rev., ETM, MBIA, 0%, 2009 (c)                          1,000,000                 910,690
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority (Correctional Juvenile & Public),
MBIA, 5.5%, 2013                                                                                1,000,000               1,093,090
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority (Correctional Juvenile & Public), 5%, 2020         1,000,000               1,048,170
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority (Correctional Juvenile & Public),
MBIA, 5%, 2026                                                                                  2,100,000               2,204,286
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority State Office Building, "B",
MBIA, 5.25%, 2030                                                                               1,355,000               1,451,435
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033                       1,000,000               1,056,390
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Department of Environmental Protection,
5.5%, 2022                                                                                      2,000,000               2,175,240
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Lease Rev. (State Office Building),
"B", MBIA, 5.25%, 2025                                                                            645,000                 692,530
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034     1,000,000               1,036,350
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University
Hospital), AMBAC, 5%, 2018                                                                      1,000,000               1,020,010
---------------------------------------------------------------------------------------------------------------------------------
West Virginia School Building Authority, Miscellaneous Tax Rev., FSA, 5.25%, 2021               2,550,000               2,618,264
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 36,088,726
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands, Public Finance Authority Rev., "A", 5.625%, 2025                               $  500,000            $    517,145
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Morgantown, West Virginia, Tax Increment Revenue, Parking Garage Project  "A ", 5%, 2033       $  500,000            $    495,825
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                      $  660,000            $    688,948
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Parkways, Economic Development & Tourism Authority, Rev., ETM,
FGIC,  0%, 2007 (c)                                                                            $2,000,000            $  1,964,460
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Parkways, Economic Development & Tourism Authority, Rev., ETM,
FGIC, 0%, 2008 (c)                                                                                610,000                 577,536
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,541,996
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., "J", MBIA, 5%, 2029      $1,820,000            $  1,930,765
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 23.1%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Industrial Tourist Education (University Plaza),
MBIA, 5%, 2021                                                                                 $1,270,000            $  1,324,458
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev., "A", FGIC, 5%, 2032                        3,210,000               3,371,238
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev.,  "A ", FGIC, 5.375%, 2027                  1,500,000               1,621,350
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev.,  "A ", FGIC, 5%, 2032                      2,250,000               2,356,560
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev.,  "B ", FGIC, 5.25%, 2022                   5,130,000               5,498,129
---------------------------------------------------------------------------------------------------------------------------------
Shepherd University Board of Governors, West Virginia Rev.
(Residence Facilities Projects), MBIA, 5%, 2035                                                 1,675,000               1,772,686
---------------------------------------------------------------------------------------------------------------------------------
University of Puerto Rico Rev., "Q", 5%, 2026                                                     400,000                 422,732
---------------------------------------------------------------------------------------------------------------------------------
University of Puerto Rico Rev., "Q", 5%, 2036                                                     400,000                 419,568
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Department of Higher Education (Marshall University), FGIC, 5.25%, 2019           1,680,000               1,776,214
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Department of Higher Education (Student Union James C. Wilson College),
5.125%, 2022                                                                                    1,500,000               1,593,390
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Department of Higher Education, "B", FGIC, 5%, 2029                               3,000,000               3,154,080
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Department of Higher Education,  "A ", MBIA, 5%, 2010                             1,345,000               1,397,872
---------------------------------------------------------------------------------------------------------------------------------
West Virginia University, Dormitory Rev., AMBAC, 5%, 2007 (c)                                   2,000,000               2,042,200
---------------------------------------------------------------------------------------------------------------------------------
West Virginia University, University Systems Rev. (Marshall University), FGIC, 6%, 2020         2,705,000               2,915,530
---------------------------------------------------------------------------------------------------------------------------------
West Virginia University, University Systems Rev. (West Virginia University),
MBIA, 5.5%, 2020                                                                                1,700,000               1,960,049
---------------------------------------------------------------------------------------------------------------------------------
West Virginia, West Virginia University Improvement Rev., "C", FGIC, 5%, 2028                   1,000,000               1,059,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 32,685,176
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
West Liberty State College, Capital Improvement, 6%, 2028                                      $  500,000            $    536,725
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022                   $  750,000            $    778,403
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 13.1%
---------------------------------------------------------------------------------------------------------------------------------
Berkeley County, WV, Public Service Sewer District, Sewer Capacity Impact Fee, 5%, 2022        $  300,000            $    300,657
---------------------------------------------------------------------------------------------------------------------------------
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022                                                 200,000                 227,914
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Loan Program, "B", AMBAC, 4.75%, 2035                   500,000                 515,610
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Loan Program,  "B ", AMBAC, 5.125%, 2024              2,140,000               2,304,224
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Loan Program,  "C ", FGIC, 5%, 2036                   2,000,000               2,116,860
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Loan Program,  "C ", FGIC, 5%, 2039                   2,000,000               2,116,860
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020                              1,000,000               1,079,650
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023                              1,000,000               1,077,490
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026                                 2,850,000               3,018,093
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., ETM, 7.1%, 2009 (c)                                80,000                  84,382
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, "A", FGIC, 5%, 2033                                  1,500,000               1,592,190
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Infrastructure Jobs,  "A ", FSA, 5%, 2036              570,000                 607,523
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)               390,000                 414,999
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)               895,000                 952,369
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Infrastructure Rev., "A", AMBAC, 5%, 2033            1,950,000               2,057,347
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,466,168
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                                                                $148,524,603
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
Hospital), 4%, due 1/02/07                                                                     $  100,000            $    100,000
---------------------------------------------------------------------------------------------------------------------------------
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.86%, due 1/02/07              200,000                 200,000
---------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Rev., 3.93%, due 1/03/07                                     170,000                 170,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Jewish Federation of Metropolitan
Chicago), 4%, due 1/02/07                                                                         200,000                 200,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "C", 3.91%, due 1/02/07           100,000                 100,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev.,
"A", 3.9%, due 1/02/07                                                                            100,000                 100,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev.,
"G", 3.92%, due 1/02/07                                                                           160,000                 160,000
---------------------------------------------------------------------------------------------------------------------------------
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light Co.),
"B",  3.95%, due 1/03/07                                                                          100,000                 100,000
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan
Program), 4%, due 1/02/07                                                                         500,000                 500,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, Government Public Improvement III,
"F", 3.94%, due 1/04/07                                                                           100,000                 100,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES                                                                                     $  1,730,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS(k)                                                                                                 $150,254,603
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (6.3)%                                                                                (8,882,869)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                  $141,371,734
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of December 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $148,524,603 and 98.85% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(u) Underlying security deposited into special purpose trust by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:
BMA      Bond Market Assn.
ETM      Escrowed to Maturity

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC    AMBAC Indemnity Corp.
CIFG     CDC IXIS Financial Guaranty
FGIC     Financial Guaranty Insurance Co.
FSA      Financial Security Assurance Inc.
MBIA     MBIA Insurance Corp.
XLCA     XL Capital Insurance Co.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS WEST VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund , as computed on a federal income tax basis, are as follows:

Aggregate Cost                                          $133,601,869
                                                        ============
Gross unrealized appreciation                           $  7,029,453
Gross unrealized depreciation                                (46,719)
                                                        ------------
      Net unrealized appreciation (depreciation)        $  6,982,734
                                                        ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS

                                                                                         UNREALIZED
                   NOTIONAL                       CASH FLOWS         CASH FLOWS         APPRECIATION
EXPIRATION          AMOUNT      COUNTERPARTY      TO RECEIVE           TO PAY          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS

12/01/07  USD      3,000,000    Merrill Lynch     7-Day BMA     2.795% (fixed rate)       $23,295
 1/31/19  USD      3,000,000    Morgan Stanley    7-Day BMA     3.710% (fixed rate)        16,395
                                                                                          -------
                                                                                          $39,690
                                                                                          =======

At December 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) MUNICIPAL INCOME FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Municipal Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                                   SHARES/PAR      VALUE ($)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 102.0%
----------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 3.2%
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (Second Lien Passenger Facility D),
AMBAC, 5.5%, 2019                                                                                 $    350,000        $    374,435
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., FSA, 5.75%, 2022 (u)                                 3,000,000           3,302,070
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., Third Lien, "A", MBIA, 5%, 2029                        950,000           1,010,088
----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Local Public Improvement (Airport Authority Project), "I", MBIA, 5%, 2034            200,000             207,738
----------------------------------------------------------------------------------------------------------------------------------
Louisville & Jefferson County, KY, Regional Airport Authority, "A", MBIA, 6.5%, 2017                 3,000,000           3,094,980
----------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Aviation Rev., "A", CIFG, 5%, 2038                                              500,000             519,700
----------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal
One Group), 5.5%, 2024                                                                                 195,000             210,937
----------------------------------------------------------------------------------------------------------------------------------
Oklahoma City, OK, Airport Trust, "B", FSA, 5.75%, 2017                                              1,080,000           1,143,904
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  9,863,852
----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 8.1%
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA, 5.7%, 2025                           $    645,000        $    702,611
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA, 5%, 2018                                4,000,000           4,162,320
----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, FGIC, 5.5%, 2015 (u)                                                    6,000,000           6,776,160
----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", 5.25%, 2027                                      235,000             253,960
----------------------------------------------------------------------------------------------------------------------------------
Country Club Hills, IL, "N", MBIA, 5%, 2031                                                            710,000             754,311
----------------------------------------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2014 (c)                                                                   200,000             216,712
----------------------------------------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25%, 2019 (c)                                                             850,000             923,015
----------------------------------------------------------------------------------------------------------------------------------
Interlocken Metropolitan District, CO, Improvement, "C", XLCA, 0%, 2027                                510,000             159,630
----------------------------------------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2023                                   1,360,000             605,581
----------------------------------------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2025                                   1,335,000             532,238
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Consolidated Loan, "C", 5.875%, 2009 (c)                                               3,205,000           3,408,005
----------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, 6%, 2009 (c)                                                                        800,000             844,568
----------------------------------------------------------------------------------------------------------------------------------
New York, NY, "J", MBIA, 5%, 2017                                                                    2,000,000           2,079,360
----------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009 (c)                                                                   3,185,000           1,256,100
----------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009 (c)                                                                   3,150,000           1,161,941
----------------------------------------------------------------------------------------------------------------------------------
State of Illinois, MBIA, 5.5%, 2025                                                                    110,000             115,475
----------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, "C", 6%, 2010 (c)                                                                1,200,000           1,285,536
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 25,237,523
----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                                                  $  1,000,000        $  1,075,060
----------------------------------------------------------------------------------------------------------------------------------
Worcester, MA, FSA, 6%, 2010 (c)                                                                     3,475,000           3,756,545
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  4,831,605
----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 10.5%
----------------------------------------------------------------------------------------------------------------------------------
Adams 12 Five Star Schools, CO, "B", FGIC, 0%, 2025                                               $    490,000        $    199,361
----------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2031                               380,000             111,234
----------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2034                               285,000              70,723
----------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2036                               380,000              84,630
----------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, FGIC, 5.25%, 2017 (u)                                 2,990,000           3,355,408
----------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2028                       200,000              69,332
----------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2029                       385,000             129,337
----------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2031                       380,000             112,119
----------------------------------------------------------------------------------------------------------------------------------
Ferris, TX, Independent School District, PSF, 5.5%, 2034                                               640,000             694,509
----------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education Capital Outlay, Public Education, "A", 5%, 2019                           1,000,000           1,025,060
----------------------------------------------------------------------------------------------------------------------------------
Fresno, CA, Unified School District, MBIA, 6.55%, 2020                                               1,225,000           1,433,213
----------------------------------------------------------------------------------------------------------------------------------
Goose Creek, TX, Consolidated School District, PSF, 5%, 2009 (c)                                     2,500,000           2,585,850
----------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Independent School District, PSF, 5.25%, 2009 (c)(u)                                    3,650,000           3,624,592
----------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES, 6.525%, 2017 (v)(z)                                   500,000             679,091
----------------------------------------------------------------------------------------------------------------------------------
Keller, TX, Independent School District, PSF, 6%, 2017                                                 225,000             242,109
----------------------------------------------------------------------------------------------------------------------------------
Knox County, KY, Independent School District, XLCA, 5.5%, 2014 (c)                                     640,000             709,088
----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, "N", FSA, 4.5%, 2028                                     1,105,000           1,098,989
----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, "N", FSA, 4.5%, 2030                                       300,000             297,432
----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2025                        275,000             115,046
----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)                    485,000             178,005
----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2026                        275,000             108,988
----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)                    430,000             148,397
----------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
Building, FGIC, 0%, 2026                                                                               900,000             337,509
----------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
Building, FGIC, 0%, 2031                                                                               910,000             254,372
----------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2018                                              2,500,000           1,290,175
----------------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                                               215,000             258,006
----------------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                                               215,000             258,993
----------------------------------------------------------------------------------------------------------------------------------
Manistee, MI, Area Public Schools, FGIC, 5.75%, 2019 (c)                                               700,000             732,599
----------------------------------------------------------------------------------------------------------------------------------
Palos Verdes Peninsula, CA, Capital Appreciation, "N", FSA, 0%, 2029                                 1,115,000             407,689
----------------------------------------------------------------------------------------------------------------------------------
Phenix City, AL, AMBAC, 5.65%, 2010 (c)                                                              1,500,000           1,622,325
----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)                                                  750,000             801,623
----------------------------------------------------------------------------------------------------------------------------------
Prosper, TX, Independent School District, Capital Appreciation School Building, "N",
PSF, 0%, 2031                                                                                          515,000             148,026
----------------------------------------------------------------------------------------------------------------------------------
Roma, TX, Independent School District, PSF, 5.875%, 2010 (c)                                         1,705,000           1,834,069
----------------------------------------------------------------------------------------------------------------------------------
San Jose Evergreen, CA, Community College District, Election 2004, "A", MBIA, 0%, 2028                 740,000             249,994
----------------------------------------------------------------------------------------------------------------------------------
Schertz-Cibolo-Universal City, TX, Independent School District, Capital
Appreciation, School Building, "A", PSF, 0%, 2027                                                      600,000             226,692
----------------------------------------------------------------------------------------------------------------------------------
Schertz-Cibolo-Universal City, TX, Independent School District, Capital
Appreciation, School Building, "A", PSF, 0%, 2029                                                      230,000              78,129
----------------------------------------------------------------------------------------------------------------------------------
Schertz-Cibolo-Universal City, TX, Independent School District, Capital
Appreciation, School Building, "A", PSF, 0%, 2030                                                    4,035,000           1,297,737
----------------------------------------------------------------------------------------------------------------------------------
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, MBIA, 0%, 2029           2,150,000             798,209
----------------------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010 (c)                                                1,665,000           1,785,762
----------------------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010 (c)                                                1,765,000           1,893,015
----------------------------------------------------------------------------------------------------------------------------------
Wylie, TX, Independent School District, PSF, 5.25%, 2029                                             1,080,000           1,150,027
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 32,497,464
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 20.3%
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
Health), 9.25%, 2030                                                                              $    650,000        $    772,109
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
Health), "B", 9.25%, 2022                                                                              350,000             415,751
----------------------------------------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital),
5.75%, 2008 (c)                                                                                        600,000             626,070
----------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.375%, 2014                                                       1,000,000           1,032,000
----------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "A", 6%, 2013                515,000             518,986
----------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
6.625%, 2011 (c)                                                                                       500,000             569,190
----------------------------------------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                               900,000           1,004,238
----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 5.375%, 2018                                        300,000             306,657
----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                            500,000             534,040
----------------------------------------------------------------------------------------------------------------------------------
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan
Littauer Hospital), "A", 5.75%, 2009                                                                   160,000             161,936
----------------------------------------------------------------------------------------------------------------------------------
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health
System, Inc.), 5.5%, 2031                                                                              445,000             464,398
----------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                                525,000             544,504
----------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours) RIBS, FSA,
8.025%, 2027 (p)                                                                                     5,000,000           6,723,700
----------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist Health Systems), "C",
5.25%, 2036                                                                                            465,000             494,411
----------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
6%, 2011 (c)                                                                                           350,000             388,773
----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2015                      1,000,000           1,065,370
----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024                     350,000             372,152
----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital Associates),
6%, 2010 (c)                                                                                           335,000             361,177
----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)                  650,000             718,192
----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                             640,000             672,499
----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Clarian Health), "A",
5%, 2039                                                                                               260,000             269,225
----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Deaconess Hospital) "A",
AMBAC, 5.375%, 2034                                                                                    565,000             609,268
----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical Research
Foundation, Inc.), "A", 6.375%, 2031                                                                   500,000             534,755
----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medicial Research
Foundation, Inc.), "A", 6.375%, 2021                                                                 1,700,000           1,813,118
----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital),
5.25%, 2014                                                                                            400,000             410,672
----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital),
6.125%, 2031                                                                                           250,000             267,943
----------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority (Norton Healthcare), "A", 6.5%, 2010 (c)               490,000             543,219
----------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Prerefunded (Norton Healthcare), "A",
6.625%, 2010 (c)                                                                                       195,000             217,025
----------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), "A",
6.5%, 2020                                                                                             760,000             824,737
----------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), "A",
6.625%, 2028                                                                                            55,000              59,880
----------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Hospital & Housing Facilities Board Rev.
(Improvement Covenant Health-A), 0%, 2035                                                              730,000             181,230
----------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Hospital Facilities Board Rev. (Improvement Covenant
Health-A), 0%, 2037                                                                                    315,000              70,377
----------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Hospital Facility (Baptist Health Systems, East                  1,000,000           1,076,440
Tennessee), 6.375%, 2022
----------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (Covenant Health),
"A ", 0%, 2036                                                                                         460,000             108,344
----------------------------------------------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL (Coffee Health Group), "A", MBIA, 5.25%, 2019                       1,100,000           1,141,470
----------------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital),
5.75%, 2025                                                                                          1,000,000           1,047,660
----------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe Hospital), 5.625%, 2019                              750,000             782,460
----------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care Authority Rev., "A", 6.25%, 2022                                      500,000             551,685
----------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center),
"A", 5.75%, 2022                                                                                       850,000             912,994
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health),
5.5%, 2033                                                                                             305,000             323,858
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
Medical System), 6.75%, 2010 (c)                                                                     1,000,000           1,108,880
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "A",
5.7%, 2015                                                                                           1,000,000           1,040,300
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "B",
6.5%, 2012                                                                                             400,000             433,112
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
Systems), "C", 5.75%, 2021                                                                             400,000             434,444
----------------------------------------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6%, 2018                                                    300,000             308,718
----------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), "A",
6.7%, 2019                                                                                             750,000             822,368
----------------------------------------------------------------------------------------------------------------------------------
Miami Dade County, FL, (Public Facilities Jackson Health Systems), "A", MBIA, 5%, 2029               4,040,000           4,266,806
----------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.75%, 2015                     800,000             837,320
----------------------------------------------------------------------------------------------------------------------------------
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital
Corp.), 5.5%, 2035                                                                                     670,000             704,505
----------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital &
Clinic), 5.25%, 2031                                                                                   145,000             151,419
----------------------------------------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032                 375,000             396,259
----------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore
Health System), 5.875%, 2011                                                                           280,000             292,048
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Covenant Health), 6.5%, 2017             820,000             917,080
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Exeter Hospital), 6%, 2024               500,000             549,185
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities (Palisades Medical Center), 6.5%, 2021                               500,000             547,520
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority Rev. (Saint Barnabas Health)
Capital Appreciation, "B", 0%, 2036                                                                  3,135,000             695,782
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority Rev. (Saint Barnabas Health)
Capital Appreciation, "B", 0%, 2037                                                                  2,090,000             439,464
----------------------------------------------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care
System, Inc.), 6%, 2023                                                                              1,000,000           1,086,610
----------------------------------------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center),
5.75%, 2013                                                                                            900,000             872,919
----------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), "B", 6%, 2014                  600,000             663,024
----------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), "B", 6.6%, 2031                255,000             280,337
----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Corp. Rev., Hospital Financing (Lifespan
Obligated Group), 6.5%, 2032 (c)                                                                     1,500,000           1,711,890
----------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027                    290,000             298,990
----------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), 6%, 2012 (c)                                                                              300,000             335,082
----------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), 6%, 2012 (c)                                                                              500,000             558,470
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Palmetto Health Alliance), 6.25%, 2031                                                                500,000             547,220
----------------------------------------------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020                                       300,000             327,231
----------------------------------------------------------------------------------------------------------------------------------
Stillwater, OK, Medical Center Authority (Stillwater Medical Center), 6.5%, 2007 (c)                 1,000,000           1,029,860
----------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington
Hospital), "C", 5.875%, 2032                                                                         1,000,000           1,062,330
----------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020               1,000,000           1,060,190
----------------------------------------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021                      400,000             435,740
----------------------------------------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital),
6.625%, 2031                                                                                           500,000             547,315
----------------------------------------------------------------------------------------------------------------------------------
Valley, AL, Special Care Facilities Financing (Lanier Memorial Hospital), 5.5%, 2007                   500,000             503,850
----------------------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center),
6.375%, 2012 (c)                                                                                       750,000             851,213
----------------------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical
Center), 6.375%, 2031                                                                                  500,000             527,650
----------------------------------------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center),
6.75%, 2024                                                                                            195,000             202,034
----------------------------------------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority (Holy Spirit Hospital), 6.25%, 2032                               1,000,000           1,074,690
----------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019                        1,500,000           1,662,930
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.),
6%, 2017                                                                                               325,000             346,938
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
6.875%, 2030                                                                                           750,000             862,808
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
Healthcare), 5.25%, 2031                                                                             1,025,000           1,078,690
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
Services), 6.25%, 2012 (c)                                                                           1,000,000           1,125,070
----------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
Riverside Hospital), 6.8%, 2016                                                                        385,000             411,326
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 62,902,130
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.9%
----------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
8.125%, 2016                                                                                      $    505,000        $    491,713
----------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
8.5%, 2026                                                                                           1,130,000           1,086,653
----------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2010 (c)                                305,000             345,843
----------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2025                                    195,000             218,379
----------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)                         270,000             322,132
----------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)                         105,000             125,273
----------------------------------------------------------------------------------------------------------------------------------
Eden Prairie, MN, Multi-Family Housing Rev. (Coll-Rolling Hills), "A", GNMA, 6%, 2021                  200,000             217,000
----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority Rev. (Hoosier Care), 7.125%, 2034                        795,000             820,631
----------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project),
9.25%, 2011 (c)                                                                                        480,000             592,214
----------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), "A",
5.5%, 2025                                                                                             275,000             286,503
----------------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027                    930,000             965,414
----------------------------------------------------------------------------------------------------------------------------------
Montana Facility Finance Authority Rev. (Senior Living St. Johns Lutheran), "A",
6.125%, 2036                                                                                           170,000             177,929
----------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034                           385,000             397,709
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  6,047,393
----------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government Environmental Facilities & Community Development (Westside
Rehab Center Project), "B", 6.5%, 2013                                                            $    450,000        $    454,824
----------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012                 225,000             231,620
----------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
Facilities), 9%, 2031                                                                                1,000,000           1,102,160
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  1,788,604
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), "C", 7%, 2012                           $    300,000        $    319,485
----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.),
7.625%, 2025                                                                                           970,000           1,187,959
----------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), "B", 5.65%, 2035                  1,000,000           1,013,820
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,521,264
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033                       $  1,000,000        $  1,067,360
----------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project) "B", 6.7%, 2030                   1,000,000           1,092,540
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,159,900
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.5%
----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste
Management, Inc.), "A-2", 5.4%, 2025                                                              $    215,000        $    229,315
----------------------------------------------------------------------------------------------------------------------------------
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), 7.45%, 2017                    2,500,000           2,585,475
----------------------------------------------------------------------------------------------------------------------------------
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal
Facility Rev. (Waste Management, Inc.), 6.25%, 2027                                                    500,000             542,595
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.),
5.7%, 2018                                                                                             230,000             253,902
----------------------------------------------------------------------------------------------------------------------------------
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management, Inc.),
6.85%, 2029                                                                                            150,000             161,193
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), "B", 6.9%, 2029                300,000             321,180
----------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026                  450,000             493,502
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  4,587,162
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)            $  3,000,000        $        300
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 2.7%
----------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017                   $    500,000        $    537,290
----------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority (Valero Energy Corp.), 5.6%, 2031                     500,000             517,420
----------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project),
7%, 2036                                                                                               320,000             330,352
----------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America),
7.375%, 2017                                                                                           500,000             512,860
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery (Flour Corp.),
5.625%, 2019                                                                                         2,895,000           3,029,936
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017                         1,300,000           1,342,926
----------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), "CR-2", 7.875%, 2032 (n)              400,000             444,900
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021                      550,000             591,289
----------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026                    980,000           1,021,640
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  8,328,613
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.2%
----------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific
Corp.), 5.75%, 2028                                                                               $    260,000        $    265,957
----------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead
Westvaco Escanaba), "A", 6.25%, 2012 (c)                                                               900,000           1,005,903
----------------------------------------------------------------------------------------------------------------------------------
Mobile, AL, Industrial Development Board Improvement Rev., "B" (International Paper
Co.), 6.45%, 2019                                                                                    2,000,000           2,119,500
----------------------------------------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.),
7.4%, 2026                                                                                           1,500,000           1,522,440
----------------------------------------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.),
7.2%, 2027                                                                                             500,000             513,710
----------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal Rev.
(Solvay Paperboard LLC), 6.8%, 2014                                                                    900,000             941,229
----------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev.
(Chesapeake Corp.), "A", 6.375%, 2019                                                                  550,000             550,352
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  6,919,091
----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
New York Liberty Development Corp. Rev. (National Sports Museum), 6.125%, 2019                    $    265,000        $    280,775
----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.6%, 2011 (c)                 $    300,000        $    331,659
----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.7%, 2011 (c)                      400,000             443,680
----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Enterprises, Inc., Rev., "B", 5.75%, 2034                                       520,000             549,078
----------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Convention Center Hotel Rev., "A", XLCA, 5.25%, 2039                                    555,000             601,764
----------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013 (n)                                            640,000             639,296
----------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Convention Center, Hotel Financial Corp., Contract Rev. (Empowerment
Zone), "A", AMBAC, 5%, 2034                                                                            490,000             510,007
----------------------------------------------------------------------------------------------------------------------------------
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund),
"C", 5.125%, 2025                                                                                       65,000              66,037
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  3,141,521
----------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.2%
----------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II
Apartments), FSA, 5%, 2035                                                                        $    150,000        $    154,034
----------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II
Apartments), FSA, 5.1%, 2046                                                                           275,000             282,178
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine Apartments),
5.25%, 2025                                                                                          1,000,000           1,020,450
----------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.625%, 2009 (n)                                                    2,000,000           2,107,180
----------------------------------------------------------------------------------------------------------------------------------
Eaglebend, CO, Affordable Housing Corp., 6.2%, 2007 (c)                                              1,000,000           1,031,950
----------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (n)                                                 1,000,000           1,060,120
----------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (n)                                                   500,000             509,905
----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039               320,000             331,360
----------------------------------------------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, "A-2", 4.9%, 2049 (n)                                                2,000,000           2,033,340
----------------------------------------------------------------------------------------------------------------------------------
Newark, NJ, Housing Authority (Port Authority - Newark Marine Terminal), MBIA,
5.5%, 2028                                                                                             215,000             236,565
----------------------------------------------------------------------------------------------------------------------------------
North Charleston, SC, Housing Authority Rev. (Horizon Village), "A", FHA, 5.15%, 2048                  305,000             308,971
----------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I", FSA,
5%, 2025                                                                                               455,000             465,397
----------------------------------------------------------------------------------------------------------------------------------
Tampa, FL, Housing Finance Authority, Multi-Family Rev. (Meridian River
Development Corp.), 4.75%, 2026                                                                        335,000             342,450
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  9,883,900
----------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., "B", 0%, 2009 (c)                                                $    100,000        $     59,689
----------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., "B", 0%, 2009 (c)                                                     210,000             117,205
----------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., "B", 0%, 2009 (c)                                                     300,000             156,816
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $    333,710
----------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Town Community Events Center Venue, FGIC, 6%, 2009 (c)                                $  1,015,000        $  1,080,386
----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA, 5.25%, 2042                             220,000             233,664
----------------------------------------------------------------------------------------------------------------------------------
Miami Dade County, FL, Transportation Systems, "N", XLCA, 5%, 2022                                   1,130,000           1,212,976
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,527,026
----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 3.5%
----------------------------------------------------------------------------------------------------------------------------------
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011 (c)                              $  2,510,000        $  3,030,825
----------------------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Housing Finance Authority Rev. "B", GNMA, 6.5%, 2022                               141,000             144,646
----------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev., "A", GNMA,
6.05%, 2032                                                                                            430,000             464,039
----------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                                80,000              82,313
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7.05%, 2030                                        10,000              10,204
----------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                                            345,000              80,954
----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.625%, 2023                           265,000             281,740
----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.75%, 2030                            365,000             371,336
----------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), "A-4", GNMA,
7%, 2031                                                                                                10,000              10,021
----------------------------------------------------------------------------------------------------------------------------------
Maricopa County, AZ, Single Family Mortgage Rev., "B", GNMA, 6.2%, 2034                                 65,000              65,683
----------------------------------------------------------------------------------------------------------------------------------
Nortex Housing Finance Corp., TX, Single Family Mortgage Backed Securities Rev.,
"A", GNMA, 5.5%, 2038                                                                                  785,000             835,421
----------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev., "B-1", GNMA, 7.05%, 2030                       120,000             122,890
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Mortgage Backed Securities Program "B-3", N,
5.25%, 2038                                                                                            455,000             482,650
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029                    450,000             454,149
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.9%, 2035                     230,000             249,097
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.25%, 2035                    105,000             112,594
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.8%, 2036                     575,000             635,036
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 6.875%, 2026                  40,000              40,430
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 5.75%, 2037                  190,000             208,221
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 6%, 2035                     310,000             339,912
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 5.5%, 2037                   330,000             352,688
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-4", GNMA, 5.85%, 2037                  355,000             389,627
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.8%, 2027                   270,000             284,702
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.7%, 2036                   580,000             635,547
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.9%, 2037                   140,000             154,246
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-6", GNMA, 5.65%, 2036                  440,000             461,732
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B", GNMA, 5.45%, 2027                    300,000             313,233
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-2", GNMA, 6.45%, 2033                  255,000             271,440
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 10,885,376
----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.4%
----------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                             $  1,670,000        $    553,922
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.45%, 2016                                                  30,000              30,208
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.875%, 2028                                                 50,000              50,168
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.8%, 2030                                                   70,000              70,437
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                            10,000              10,227
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                            7,000               7,144
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028                                    225,000             236,561
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023                                           105,000             108,906
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033                                           90,000              92,069
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021                                             35,000              35,937
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                           160,000             165,638
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                                      150,000             153,120
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-3", FHA, 6.375%, 2033                                     80,000              81,284
----------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., "B-2", GNMA, 7.55%, 2031                 45,000              45,951
----------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032                        105,000             105,374
----------------------------------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing Finance, "B", 4.8%, 2023                    135,000             136,431
----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan
Program), "B", GNMA, 6.7%, 2030                                                                        150,000             153,209
----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home
----------------------------------------------------------------------------------------------------------------------------------
Loan Program), GNMA, 6.85%, 2032                                                                       145,000             148,426
----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan
Program), GNMA, 6.75%, 2034                                                                             90,000              94,554
----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan
Program), GNMA/FNMA, 6.35%, 2032                                                                       175,000             177,574
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                         90,000              90,164
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                                           70,000              70,000
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.5%, 2035                                          700,000             752,122
----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033                                   165,000             169,506
----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "N", GNMA, 5.95%, 2037                                     435,000             468,647
----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030                                            60,000              60,554
----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032                                          335,000             345,653
----------------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance, "A", 5%, 2033                               295,000             295,183
----------------------------------------------------------------------------------------------------------------------------------
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, "C", GNMA,
5.9%, 2035                                                                                             420,000             438,824
----------------------------------------------------------------------------------------------------------------------------------
Oklahoma County Home Finance Mortgage Backed, "N", GNMA, 5.4%, 2038                                    565,000             600,296
----------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Rev., 6.65%, 2029                                                      340,000             346,242
----------------------------------------------------------------------------------------------------------------------------------
Texas Affordable Housing Corp., Single Family Mortgage Rev., "B", GNMA/FNMA,
5.25%, 2039                                                                                            520,000             552,692
----------------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021                         620,000             641,706
----------------------------------------------------------------------------------------------------------------------------------
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                                                  200,000             200,816
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  7,489,545
----------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                                     $    500,000        $    518,610
----------------------------------------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015                                                 805,000             808,051
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill
Associates), "A", 6.7%, 2014                                                                           700,000             761,019
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
Associates), "A", 5.6%, 2019                                                                         1,000,000           1,040,470
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  3,128,150
----------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021                     $  1,000,000        $  1,209,340
----------------------------------------------------------------------------------------------------------------------------------
State of Michigan, COP, AMBAC, 5.5%, 2010 (c)                                                        1,250,000           1,323,438
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,532,778
----------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 5.7%
----------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018                                            $    760,000        $    815,001
----------------------------------------------------------------------------------------------------------------------------------
Alabama Public School & College, Capital Improvement, "D", 6%, 2015                                  2,850,000           3,054,944
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., FGIC, 5.25%, 2016 (u)                                  3,000,000           3,356,280
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., FGIC, 5.25%, 2017 (u)                                  2,500,000           2,809,275
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"A", 5%, 2045                                                                                          325,000             337,236
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, "B",
5.375%, 2010 (c)                                                                                     1,500,000           1,581,180
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, "B",
5.5%, 2013 (c)                                                                                       1,075,000           1,183,177
----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Public Improvement Bond Bank, "C", AMBAC, 6%, 2017                                   500,000             535,295
----------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp., Correctional Facilities Service Contract C, AMBAC,
5.875%, 2009 (c)                                                                                     1,000,000           1,053,450
----------------------------------------------------------------------------------------------------------------------------------
Stafford, TX, Economic Development Corp., FGIC, 6%, 2015                                               525,000             606,575
----------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, VA, Public Higher Education Financing, "A",
5.75%, 2009 (c)                                                                                      2,295,000           2,415,327
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 17,747,740
----------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                           $    650,000        $    689,000
----------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016                                            675,000             717,687
----------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017                                           700,000             744,996
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Refunding Issue G, "A", MBIA, 6.1%, 2018                485,000             500,792
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,652,475
----------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2010                                                         $     20,000        $     20,476
----------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2013                                                               15,000              15,511
----------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2015                                                               45,000              46,355
----------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2021                                                               40,000              40,473
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                               250,000             262,255
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                              450,000             483,507
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                               200,000             210,858
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                              300,000             320,772
----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Transitional Finance Authority Rev., Future Tax Secured, "A", 6%, 2009 (c)             2,000,000           2,133,760
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  3,533,967
----------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 2.1%
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.1%, 2014                 $     75,000        $     77,182
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023                       50,000              53,131
----------------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25%, 2012                                                       1,000,000           1,025,780
----------------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District, FL, 5.125%, 2009                                              165,000             165,064
----------------------------------------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, FL, Special Assessment, "B", 6.25%, 2009                       100,000             101,042
----------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 5.8%, 2011                                                  780,000             801,965
----------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 6%, 2018                                                  1,200,000           1,240,044
----------------------------------------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, Special Assessment, "B", 5.125%, 2009                   170,000             169,992
----------------------------------------------------------------------------------------------------------------------------------
Lakes by the Bay South Community Development District, FL, Rev., "B", 5.3%, 2009                       220,000             220,174
----------------------------------------------------------------------------------------------------------------------------------
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037                            50,000              51,077
----------------------------------------------------------------------------------------------------------------------------------
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025                                     455,000             486,040
----------------------------------------------------------------------------------------------------------------------------------
Panther Trace II, Community Development District Rev., FL, Special Assessment, "B",
5%, 2010                                                                                               640,000             639,776
----------------------------------------------------------------------------------------------------------------------------------
Parkway Center, Community Development District, FL, Special Assessment,"B", 5.625%, 2014               935,000             956,477
----------------------------------------------------------------------------------------------------------------------------------
Preserve at Wilderness Lake, FL, Community Development District, Capital Improvement,
"B", 5%, 2009                                                                                           45,000              45,057
----------------------------------------------------------------------------------------------------------------------------------
Renaissance Community Development District, FL, Special Assessment, "B", 6.25%, 2008                   120,000             120,965
----------------------------------------------------------------------------------------------------------------------------------
Tuscany Reserve Community Development District, FL, Special Assessment, "B", 5.25%, 2016               185,000             189,967
----------------------------------------------------------------------------------------------------------------------------------
Washington County, PA, Redevelopment Authority (Victory Centre Project), "A", 5.45%, 2035              120,000             122,717
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  6,466,450
----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.7%
----------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                      $  1,005,000        $  1,075,842
----------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset
Backed (Gold Country), 0%, 2033                                                                      1,655,000             368,469
----------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                           4,000,000             273,040
----------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                           2,000,000              72,100
----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                                  385,000             411,249
----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, Capital Appreciation, "A", 0%, 2046                        2,215,000             204,622
----------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority, 5%, 2022                                                           85,000              85,698
----------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 0% to
2007, 5.6% to 2034                                                                                     615,000             617,497
----------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030                                                415,000             438,547
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                                   660,000             706,860
----------------------------------------------------------------------------------------------------------------------------------
Northern Tobacco Securitization Corp., AK, Asset Backed, "A", 5%, 2046                                 455,000             456,397
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2028                                    500,000             537,555
----------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                                     70,000              77,341
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  5,325,217
----------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., Unrefunded, "C", MBIA, 6.5%, 2016                             $    235,000        $    271,860
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev.' "C", MBIA, ETM, 6.5%, 2016 (c)                                      80,000              93,322
----------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "B",
AMBAC, 0%, 2018                                                                                        750,000             428,423
----------------------------------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., ETM, 0%, 2009 (c)             1,000,000             928,310
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  1,721,915
----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009 (c)                          $  1,000,000        $  1,063,540
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Transportation Project Sublease "A",
FSA, 6%, 2009 (c)                                                                                      325,000             342,154
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission Oil, "A", Y, 5.25%, 2018 (c)                                          670,000             696,827
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission Oil, "A", N, 5.25%, 2018                                              180,000             186,565
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission Oil, "A", AMBAC, ETM, 5.25%, 2018 (c)                               1,150,000           1,189,572
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  3,478,658
----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 4.4%
----------------------------------------------------------------------------------------------------------------------------------
Alabama Private Colleges & Universities, Facilities Authority Rev. (Tuskegee
University), ASSD GTY, 4.75%, 2026                                                                $  1,000,000        $  1,029,900
----------------------------------------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency Rev. (Daemen College), "A", 6%, 2011 (c)                  1,000,000           1,112,220
----------------------------------------------------------------------------------------------------------------------------------
Arkansas Technical University Rev., Housing Systems, "N", AMBAC, 5%, 2036                              165,000             174,626
----------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic),
5.6%, 2017                                                                                             250,000             251,988
----------------------------------------------------------------------------------------------------------------------------------
Harrisburg, PA, University of Science, "A", 5.4%, 2016                                                 150,000             151,007
----------------------------------------------------------------------------------------------------------------------------------
Harrisburg, PA, University of Science, "B", 6%, 2036                                                   350,000             353,213
----------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                           1,650,000           1,962,791
----------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (University of Chicago), "A", 5%, 2034                                 215,000             225,535
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059                    1,250,000           1,560,525
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy),
"B", 6.625%, 2010 (c)                                                                                  100,000             109,346
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Olin College), "B", XLCA, 5.25%, 2033                 2,000,000           2,141,680
----------------------------------------------------------------------------------------------------------------------------------
Northern Illinois University Rev., Auxiliary Facilities Systems, AMBAC, 5.875%, 2018                 1,370,000           1,431,047
----------------------------------------------------------------------------------------------------------------------------------
Oregon Facilities Authority Rev. (Linfield College), "A", 5%, 2030                                     165,000             170,656
----------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
6.5%, 2009 (c)                                                                                         500,000             542,995
----------------------------------------------------------------------------------------------------------------------------------
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026            1,000,000           1,317,890
----------------------------------------------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018                                    435,000             482,315
----------------------------------------------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023                                 520,000             576,368
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 13,594,102
----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
High School), 7.5%, 2011 (c)                                                                      $    500,000        $    589,355
----------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete School), 6.4%, 2019                             1,000,000           1,060,350
----------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete School), 6.5%, 2029                             1,000,000           1,065,280
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian
Academy), 5.5%, 2038                                                                                   100,000             100,591
----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021                   400,000             434,392
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School), 6.5%, 2010                                       205,000             211,093
----------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
Schools), "C", 6.75%, 2031                                                                             495,000             522,319
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  3,983,380
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners),
6.65%, 2010                                                                                       $    550,000        $    571,170
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 5.4%
----------------------------------------------------------------------------------------------------------------------------------
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson
Electric Power Co.), 5.875%, 2033                                                                 $  1,000,000        $  1,002,210
----------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "B", 6.3%, 2032                120,000             131,788
----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas &
Electric Co.), MBIA, 5.35%, 2016                                                                     1,600,000           1,711,232
----------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp.), "A", AMBAC,
4.85%, 2035                                                                                            730,000             739,293
----------------------------------------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power
Co.), 5.85%, 2028                                                                                    1,000,000           1,050,120
----------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 6.375%, 2022                     1,000,000           1,025,540
----------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016                    565,000             578,487
----------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 5.8%, 2022                    500,000             504,180
----------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Pollution Control Rev. (PPL
Electric Utilities Corp.), "A", FGIC, 4.7%, 2029                                                       320,000             330,493
----------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, District Pollution Control Rev., "N", AMBAC, 4.4%, 2030                        1,160,000           1,138,354
----------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                             750,000             775,920
----------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP),
6.5%, 2017                                                                                             700,000             772,002
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut
----------------------------------------------------------------------------------------------------------------------------------
Light & Power), 5.9%, 2016                                                                             500,000             510,800
----------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
"A", 6.1%, 2025                                                                                      2,000,000           2,005,000
----------------------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev., 7.5%, 2014                           2,000,000           2,017,220
----------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033                        350,000             358,981
----------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co.) "A", 5.5%, 2022                  500,000             524,035
----------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028                  1,665,000           1,667,597
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 16,843,252
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 5.8%
----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011                                              $  1,500,000        $  1,693,320
----------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources Power Supply Rev., "A", 5.125%, 2012 (c)                      750,000             813,420
----------------------------------------------------------------------------------------------------------------------------------
Easley, SC, Utility Rev., Refunding & Improvement, FSA, 5%, 2034                                       320,000             340,810
----------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA, 6.375%, 2016                                  2,000,000           2,382,420
----------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA, 6.5%, 2020                                    7,350,000           8,853,957
----------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                             750,000             810,608
----------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power, MBIA, 5.25%, 2019 (u)                                                3,000,000           3,224,490
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 18,119,025
----------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 4.8%
----------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC, 6.167%, 2016 (v)(z)                            $  1,000,000        $  1,260,740
----------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010 (c)                                        1,170,000           1,271,790
----------------------------------------------------------------------------------------------------------------------------------
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031                                                   140,000             144,168
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)                                         5,965,000           7,104,076
----------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer
Systems Project, "N", FSA, 5%, 2030                                                                    490,000             519,645
----------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, 5%, 2016                                                            430,000             442,242
----------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, ETM, 5%, 2016 (c)                                                   570,000             584,358
----------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Water & Sewer Authority Rev., "C", FSA, 5.25%, 2022                                  2,000,000           2,037,460
----------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                                  255,000             275,316
----------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Loan Program, "B", AMBAC, 4.75%, 2035                        110,000             113,434
----------------------------------------------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2014 (c)                               480,000             527,482
----------------------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Municipal Authority Services Rev., FSA, 5.25%, 2015 (c)                       520,000             577,751
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 14,858,462
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                               $316,783,495
----------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.9%
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
Hospital), "B", 3.95%, due 1/04/07                                                                $    100,000        $    100,000
----------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
Hospital), 4%, due 1/03/07                                                                             100,000             100,000
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "A", 4.04%, due 1/03/07                                 200,000             200,000
----------------------------------------------------------------------------------------------------------------------------------
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.86%, due 1/03/07                 1,000,000           1,000,000
----------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants Rev., "A", 3.95%, due 1/04/07           200,000             200,000
----------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "C", 3.91%, due 1/03/07                300,000             300,000
----------------------------------------------------------------------------------------------------------------------------------
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light Co.), "B",
3.95%, due 1/03/07                                                                                     650,000             650,000
----------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan
Program), 4%, due 1/03/07                                                                              100,000             100,000
----------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority Rev. (Government Puclic Improvement
II-E-5), 3.94%, due 1/04/07                                                                            100,000             100,000
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                    $  2,750,000
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                                $319,533,495
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (2.9)%                                                                                 (9,113,557)
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                 $310,419,938
----------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of December 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $316,783,495 and 99.14% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,794,741, representing 2.2% of net assets.
(p) Primary inverse floater.
(u) Underlying security deposited into special purpose trust by investment banker upon creation of self-deposited inverse floaters.
(v) Externally deposited inverse floater.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:



                                                         ACQUISITION       ACQUISITION            CURRENT            TOTAL % OF
RESTRICTED SECURITIES                                        DATE              COST            MARKET VALUE          NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES,
FGIC, 6.167%, 2016                                         4/20/99         $ 1,167,100           $1,260,740
Houston, TX, Independent School District, RITES,
6.525%, 2017                                               2/26/99             524,910              679,091
-------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                      $1,939,831             0.6%
                                                                                               ==============================

The following abbreviations are used in this report and are defined:
BMA           Bond Market Assn.
COP           Certificate of Participation
ETM           Escrowed to Maturity

Insurers
--------------------------------------------------------------------------------------------------------------------------------
AMBAC         AMBAC Indemnity Corp.
ASSD GTY      Assured Guaranty Insurance Co.
CIFG          CDC IXIS Financial Guaranty
FGIC          Financial Guaranty Insurance Co.
FHA           Federal Housing Administration
FNMA          Federal National Mortgage Assn.
FSA           Financial Security Assurance Inc.
GNMA          Government National Mortgage Assn.
MBIA          MBIA Insurance Corp.
PSF           Permanent School Fund
XLCA          XL Capital Insurance Co.

Inverse Floaters
--------------------------------------------------------------------------------------------------------------------------------
RIBS          Residual Interest Bonds
RITES         Residual Interest Tax-Exempt Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL INCOME FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $287,646,772
                                                                 ============
Gross unrealized appreciation                                    $ 23,148,298
Gross unrealized depreciation                                      (3,331,575)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $ 19,816,723
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS


SWAP AGREEMENTS AT 12/31/06
                                                                                                           UNREALIZED
                             NOTIONAL                            CASH FLOWS          CASH FLOWS           APPRECIATION
EXPIRATION                    AMOUNT        COUNTERPARTY         TO RECEIVE            TO PAY             (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
  12/1/07     USD            6,000,000     Merrill Lynch         7-Day BMA       2.795% (fixed rate)         $ 46,590

At December 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: February 20, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: February 20, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                           ----------------------------------------------------
                           Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 20, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.